As filed with the Securities and Exchange Commission on February 20, 2015

Registration No. 333- 185574

811- 08750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☐

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 90

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on May 1, 2014 pursuant to paragraph (b) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The information in this Prospectus is not complete and may be changed. This Prospectus is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
PROSPECTUS (Subject to Completion Issued February 20, 2015)
(To Prospectus dated May 1, 2015)
TRANSAMERICA VARIABLE ANNUITY SERIES
Transamerica Life Insurance Company Separate Account B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This prospectus describes information you should know before you purchase a Transamerica Variable Annuity Series variable annuity. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the following portfolio companies:
AllianceBernstein Variable Products Series Fund, Inc. • American Funds Insurance Series® Trust • Fidelity® Variable Insurance Products Fund • GE Investments Funds, Inc. • Transamerica Series Trust
This prospectus also refers to the following share classes: B-Share, C-Share, L-Share and X-Share. A share class will be selected on your application and identified in your policy.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
If you elect the X-Share, we will add a credit to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
Prospectus Date: May 1, 2015
Statement of Additional Information Date: May 1, 2015

ii

TABLE OF CONTENTS continued
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider	114
APPENDIX
RIDER GRID VARIATIONS	115
APPENDIX
Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Income LinkSM Rider (No Longer Available)	118
iii

INTRODUCTION
How to buy this variable annuity
√ Choose a share class*
	Qualified Policy** Minimum Initial Deposit	Non-Qualified Policy Minimum Initial Deposit	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
B-Share	$1,000	$5,000	7 years	1.15%
C-Share	$1,000	$5,000	none	1.55%
L-Share	$1,000	$5,000	4 years	1.50%
X-Share	$1,000	$5,000	9 years	1.50%
*	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. Each share class has its own minimum policy value requirements. Not all share classes may be available through your financial intermediary.
**	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).
√ Choose investment options
•	Subaccounts - Funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)*
Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM(1, 2) Retirement Income Max®(1) Retirement Income Choice® 1.6(1, 3)
Death Benefits	Return of Premium(1) Annual Step-Up(1) Additional Death Distribution(1) Additional Death Distribution +(1)
Liquidity Rider (only with B-Share Class)	Liquidity Rider
(1)	Investment or other restrictions may apply
(2)	Also includes an accumulation benefit.
(3)	Also includes an optional death benefit.
*	Additional fees may apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.
√ Complete our application or order form
√ Pay the applicable minimum initial deposit

FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. State premium taxes currently range from 0% - 4%. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
	B-Share	C-Share	L-Share	X-Share
Owner Transaction Expenses:
Front-End Sales Load On Purchase Payments	0%	0%	0%	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered)
Number of Years Since Premium Payment Date
Year 1	8%	0%	8%	9%
Year 2	8%	0%	8%	8%
Year 3	7%	0%	7%	7%
Year 4	6%	0%	6%	6%
Year 5	5%	0%	0%	5%
Year 6	4%	0%	0%	4%
Year 7	3%	0%	0%	3%
Year 8	0%	0%	0%	2%
Year 9	0%	0%	0%	1%
Year 10+	0%	0%	0%	0%
Transfer Fee	$0-$10	$0-$10	$0-$10	$0-$10
Special Service Fee	$0-$50	$0-$50	$0-$50	$0-$50
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Classes	B-Share	C-Share	L-Share	X-Share
Annual Service Charge	$0-$50	$0-$50	$0-$50	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Mortality and Expense Risk Fee	1.00%	1.40%	1.35%	1.35%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total Base Separate Account Annual Expenses	1.15%	1.55%	1.50%	1.50%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.15%	0.15%	0.15%	0.15%
Annual Step-Up Death Benefit	0.35%	0.35%	0.35%	0.35%
Fund Facilitation Fee	0.30%	0.30%	0.30%	0.30%
Liquidity Rider (only available with B-Share)	0.50%	—	—	—
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%	2.20%	2.15%	2.15%
Optional Rider Charges:
Additional Death Distribution (annual charge based on policy value)	0.25%	0.25%	0.25%	0.25%
Additional Death Distribution + (annual charge based on policy value)	0.55%	0.55%	0.55%	0.55%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Rider Charges:
Guaranteed Principal SolutionSM (aka Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® (annual charge - % of Withdrawal Base)	2.00%	1.25%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Rider - No Longer Available:
Income LinkSM (annual charge - % of Withdrawal Base)	2.00%	1.25%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2014 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	____%
Highest Gross	____%
The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2014, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (as of May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$_____	$_____	$_____	$_____	$_____
3 Years	$_____	$_____	$_____	$_____	$_____
5 Years	$_____	$_____	$_____	$_____	$_____
10 Years	$_____	$_____	$_____	$_____	$_____
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$_____	$_____	$_____	$_____	$_____
3 Years	$_____	$_____	$_____	$_____	$_____
5 Years	$_____	$_____	$_____	$_____	$_____
10 Years	$_____	$_____	$_____	$_____	$_____
Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
Transfer Fee:  The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer.
Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.

Annual Service Charge:
The maximum annual service charge is $50. In no event will the service charge exceed 2% of the policy value or the maximum amount.
Criteria for Potential Waiver	Potential Waiver Amount*
Policy Value or sum of all premium payments less all withdrawals:
$50,000 thru $249,999.99	up to $35
$250,000 or more	up to $50
Participation in e-delivery program	up to $15
*	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:
Fund	Annualized Fee %
American Funds - Asset Allocation Fund - Class 2; American Funds - Bond Fund - Class 2; American Funds - Growth Fund - Class 2; American Funds Growth-Income Fund - Class 2; American Funds International Fund - Class 2	0.30%
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B; GE Investments Total Return Fund - Class 2	0.20%
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Fund Facilitation fee, and Liquidity Rider (for the B-Share only), but does not include any Optional Rider Charges. The death benefits are mutually exclusive.
Optional Rider Charges and Optional Guaranteed Lifetime Withdrawal Benefit Charges:
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis) for those riders.
Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year). For riders issued prior to May 1, 2014, fee information can be found in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table”.
Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available
Income LinkSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year).

Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers, and we have not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Expense Examples:
The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

THE ANNUITY
This prospectus describes information you should know before you purchase the Transamerica Variable Annuity Series.
An annuity is a contract between you, the owner, and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium payment; and
•	the annuitant, owner, and any joint owner are age 89 or younger (the limit may be lower for qualified policies).
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000, and generally at least $1,000 for qualified policies. You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.

Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.
We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days from the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can't process your policy. We will also return your initial premium payment at that time unless you instruct us to hold it and credit it as soon as possible.
Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. You will not earn interest on your initial premium payment during these review periods. Any initial premium payments received by us will be held in our general account until credited to your policy.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum annual contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.
Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the variable subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to the Company, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to the Company. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
The Company reserves the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each market day and ends at the close of trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not market days.
Premium Enhancement (X-Share). If you elect the X-Share, an amount equal to the applicable premium enhancement percentage (as set forth below) of the initial premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits or living benefits) or in the calculation of fees and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7.0%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
The premium enhancement percentage is determined by the annuitant's age at the time of each premium payment. The percentage will decrease as the annuitant's attained age increases. The following schedule shows the current premium enhancement percentages:
Annuitant's Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%
The current premium enhancement percentages are not guaranteed and, as noted above, may change to as little as 0.25%.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.
There is no specific charge for the premium enhancement. We expect to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Once we have received all necessary regulatory approvals (but not before), we may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events: (1) exercise of the right to cancel option; (2) exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; (3) a death benefit is payable within one year from the time we apply the premium enhancement; or (4) annuitization within one year from the time we apply the premium enhancement. In certain circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off). Please note, we will begin recapturing as soon as we receive all necessary approvals and will not provide advance notice.
The Internal Revenue Code generally requires that interests in a qualified policy be non-forfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax adviser before purchasing the X-Share as a qualified policy.
The premium enhancement may vary for certain policies and may not be available for all policies.
INVESTMENT OPTIONS
This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus or its statement of additional information.

Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedgeability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new portfolios (or portfolio classes) or close existing portfolios (or portfolio classes). We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, we will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, we may, at our discretion, close a subaccount to new investments. Any subsequent premium payments, (including dollar cost averaging transactions) or transfers (including asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased annuity units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
The Fixed Account
The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to the Company, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for start-up expenses of the policy relating to sales, including commissions to registered representatives and other promotional expenses.
You can surrender up to 10% of your premium payments each policy year free of surrender charges. This amount is referred to as the surrender charge free amount and is determined at the time of surrender. (This amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of the surrender charge free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
For example, assume you selected the B-Share and your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)]. Likewise, assume you selected the B-Share and your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Please note, while there is no surrender charge on the withdrawal of earnings, withdrawing earnings will reduce (possibly to zero) your surrender charge free amount (10% of premium payments) for that policy year.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
We may elect to reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances which reduce our sales or other expenses or when required to by regulation or regulatory authority.
Liquidity Rider Surrender Charge Schedule. The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same as the B-Share during the first four years for each premium payment. There is an extra charge for this rider.

Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.
Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
GE INVESTMENTS FUNDS, INC.	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2014 we received $193,786,739.87 for Transamerica Life Insurance Company and $11,056,449.12 for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of ours and our affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2014, TCI or its affiliates received total revenue sharing payments in the amount of $__________ from the following Fund managers and/or subadvisers to participate in TCI's events: Aegon USA Investment Management • Alliance Bernstein Investments • American Funds • BlackRock Investment Management, LLC. • Fidelity Investments • Franklin Templeton Investments • Hanlon Investment Management Inc. • ING Clarion Real Estate Securities • Janus Capital • Jennison Associates • JP Morgan Asset Management • Legg Mason Capital Management • Logan Circle Investment Partners • Madison Asset Management • MFS • Morgan Stanley Investment Management • Morningstar Advisors • Natixis Global Asset Management • Neuberger Berman • Oppenheimer Funds • Pacific Investment Management Company • Ranger Investments • Schroder • Suntrust Investments • Systematic Financial Management • TS&W • Vanguard • Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a partial surrender, in most cases it must be for at least $500 . Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the free amount each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.
Surrenders in excess of the surrender charge free amount may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfers
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	withdrawals of cumulative interest credited for that guaranteed period option;
•	Nursing Care and Terminal Condition Waiver surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements; and
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000;
•	Certain surrenders on or within 15 days of an address change;
•	Any surrender request made on or within 15 days of an ownership change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;

•	Any surrender when we do not have an originating or guaranteed signature on file;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law). In no event can this date be earlier than the third policy anniversary (earlier if required by state law).
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy).
Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options are explained below. Some options are fixed only.
Income for a Specified Period of at least 10 years (fixed only). We will make level annuity payments only for a fixed period of at least 10 years. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability.
We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the only person receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are the owner but not the annuitant; and
•	you die prior to the annuity commencement date.
Please note: Distribution requirements apply upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire guaranteed interest in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made (there is no death benefit).

Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit are reset on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, partial withdrawals or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	minimum required cash value; and
•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus withdrawals, from the date of death to the date the death benefit is paid less any recaptured premium enhancement. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value to the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Annual Step-Up Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.
Adjusted Partial Surrender
When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial surrender amount, is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.

We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.
TAX INFORMATION
NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. The federal income tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or an employer sponsored retirement program, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (either as a surrender, withdrawal, or as annuity payments). Under certain circumstances, however, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be considered in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.

Tax Status of the Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner's death that will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner's death prior to the annuity starting date, such owner's surviving spouse is the sole beneficiary, under the nonqualified policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of Annuities
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.

Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy over the “investment in the policy.” In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals will be exempt from the penalty tax. They include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because the Company cannot verify that the owner is disabled, the Company will report such withdrawals to the IRS as early withdrawals with no known exception.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Non-Qualified Stretch Annuity
In certain instances a non-spousal beneficiary may be permitted to elect a “stretch” annuity option as a means of disbursing death proceeds from a non-qualified annuity. The only method the Company uses for making distribution payments from a non-qualified “stretch” annuity is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Partial Annuitization
Under a tax provision enacted in 2010, if part of a non-qualified annuity policy's value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.
Tax-Free Exchanges
Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity policy for another annuity contract or a qualified long-term care insurance contract. Generally, an annuity policy issued in an exchange for another annuity policy is treated as new for purposes of the penalty and distribution at death rules.
If the initial contribution is made as a result of an exchange or surrender of another annuity policy, we may require that you provide information relating to the federal income tax status of the previous annuity policy to us.
Revenue Procedure 2011-38 significantly eases the restrictions on partial transfers previously adopted by the IRS. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Section 1035 of the Code if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange and annuity payments that satisfy the newly enacted partial annuitization rule of Section 72(a)(2) of the code will not be treated as a distribution from either the old or new policy.
Pursuant to interim guidance provided in IRS Notice 2011-68, the IRS confirmed that it is permissible to partially exchange a portion of the cash surrender value of an annuity for a qualified long-term care insurance contract, provided that the requirements of Section 1035 are met. However, further guidance is needed regarding the application of Rev. Proc. 2011-38 to such transfers. Please discuss the tax consequences of any contemplated 1035 exchange transaction with a competent tax adviser.
Medicare Tax
Beginning in 2013, distributions from nonqualified annuity policies are considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. The Company is required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Section 3 of the Federal Defense of Marriage Act was ruled unconstitutional and the Internal Revenue Service adopted a rule in response thereto recognizing the marriage of same sex individuals validly entered into in a jurisdiction that authorizes same sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The Internal Revenue Service also ruled that the term “spouse” does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. The Company intends to administer the policy consistent with these rulings until further guidance is provided. Therefore, exercise of the spousal continuation provisions of this policy or any riders by persons who do not meet the definition of “spouse” under federal law – e.g., domestic and civil union partners – may have adverse tax consequences and/or may not be permissible.
Please note the jurisdiction where you are domiciled may not recognize same sex marriage which may limit your ability to take advantage of certain benefits provided to spouses under the policy. There are several unanswered questions regarding the scope and impact of this ruling and the subsequent guidance provided by the Internal Revenue Service. Please consult a tax adviser for more information on this subject.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
The IRS has not reviewed this policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements. The actuarial present value of death and/or living benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity starting dates, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.
Separate Account Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59½.

Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2013, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation (currently $5,340,000) and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
Beginning in July of 2014, we may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective foreign entities are advised to consult with a competent tax adviser regarding the application of FATCA to their particular situation.

Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code or to an annuity that is a qualified funding asset as defined in the Code Section 130(d) of the Code. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Qualified Plan Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited from the guaranteed period options at the time of the withdrawal may be subject to an excess interest adjustment. Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly systematic withdrawals must generally be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax.
Liquidity Rider
The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
Surrender Charge Schedule. The Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge will remain unchanged from that of the B-Share for the first four years.
Rider Fee. There is an additional charge for this rider which is a percentage of the daily net asset value in the separate account which is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuitization date.
•	We may credit interest in the fixed account (if available) at a lower rate if you select this rider.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. The Additional Death Distribution is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. The Additional Death Distribution benefit is based on our claims-paying ability.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.

Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. The Additional Death Distribution + is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. The Additional Death Distribution+ benefit is based on our claims-paying ability.

Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage may vary but equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ if it is still being offered, immediately. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Nursing Care and Terminal Condition Waiver
No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances (e.g., because you were terminated, laid off, or otherwise lost your job involuntarily). In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may use this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st market day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.

The following benefit is no longer available, but if you have previously elected this rider you can still upgrade:
•	Income LinkSM Rider
See Rider Grid for additional information on this rider.
Guaranteed Principal SolutionSM Rider
You may elect to purchase the optional Guaranteed Principal SolutionSM Rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM Rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. The Guaranteed Principal SolutionSM Rider is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. If you elect the Guaranteed Principal SolutionSM Rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
You should view the Guaranteed Principal SolutionSM Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value (the policy value will then be subject to investment risk). This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Guaranteed Principal SolutionSM Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. You should not view the Guaranteed Principal SolutionSM Rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.

Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Guaranteed Principal SolutionSM Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Guaranteed Principal SolutionSM Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company's requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by the Company.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for an example showing the effect of a minimum required distribution amount.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).

Please note:
•	If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by the Company from time to time. In order to receive the applicable withdrawal percentage: (1) your application must be signed and received within the stated time period during which such withdrawal percentages are applicable and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth percentage, if any (see Growth below);
•	the policy value on any monthiversarySM, (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by the Company from time to time. In order to receive the applicable growth percentage: (1) your application must be signed within the stated time period during which such growth percentages are applicable and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information
Please note: Because a withdrawal will eliminate the potential application of the growth percentage for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,764 which is the applicable withdrawal percentage of 5.3% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,501.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of the Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for rules defining annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Note: In certain instances a joint rider may be elected when a non-natural entity acting for the benefit of the annuitant's spouse is named as joint owner or the sole primary beneficiary (if there is no joint owner).
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus an adjustment for a subsequent premium payment of $10,000 made with 20 days remaining in the first rider quarter. The withdrawal base change equals $10,000. The fee adjustment is:
= 10,000*0.0125*(20/365)
= 125*(20/365)
= $6.85
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 6.85 + 311.64
= $318.49
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company's requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. If you elect the Retirement Income Choice® 1.6 rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero by other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
Please note:
•	If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:
Age at time of first withdrawal	Single Life Option Riders Issued on or after May 1, 2014	Joint Life Option Riders Issued on or after May 1, 2014	Single Life Option Riders Issued Prior to May 1, 2014	Joint Life Option Riders Issued Prior to May 1, 2014
0-58	0.0%	0.0%	0.0%	0.0%
59-64	4.00%	3.75% *	4.0%	3.5%
65-79	5.00%	4.75% *	5.0%	4.5%
≥ 80	6.00%	5.75% *	6.0%	5.5%
*	For policies issued in New York, these withdrawal percentages will be 0.25% lower.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	Current withdrawal base;
•	The withdrawal base immediately before the rider anniversary, increased by the growth percentage, if any (see Growth below);
•	The policy value on any monthiversarySM, including the current rider anniversary (see Automatic Step-Up below).
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth percentage is as follows:
Riders Issued On or after May 1, 2014	Riders Issued Prior to May 1, 2014
5.5% *	5.0%
*	For policies issued in New York with the Joint Life Option, the growth percentage will be 0.50% lower.
The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth percentage for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not increase more than 75 basis points (0.75%) from the rider fee percentage on the rider date.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next market day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements.(The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy).
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for rules defining annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
Note: In certain instances a joint rider may be elected when a non-natural entity acting for the benefit of the annuitant's spouse is named as joint owner or the sole primary beneficiary (if there is no joint owner).
Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
•	You cannot elect the Income EnhancementSM Option if you are confined in an assisted living facility or a residential care facility.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;

•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses assumed policy values as follows: Group A - $50,000; Group B - $30,000; and Group C - $20,000:
Example 1: Calculation at rider issue for the first quarter fee assuming an initial withdrawal base of 100,000
= 100,000 * [(50,000*0.0155) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (775 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,245/100,000 * (91/365)
= 1,245 * (91/365)
= $310.40
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
Example 2: Calculation at rider issue for the first quarter fee assuming an initial withdrawal base from Example 1 above, plus an adjustment for a subsequent premium payment of $10,000 made with 20 days remaining in the first rider quarter (allocated as in Example 1). the withdrawal base change equals $10,000. The fee adjustment is:
= 10,000 * [(5,000*0.0155) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (20/365)
= 10,000 * (77.50 + 33 + 14) / 10,000 * (20/365)
= 10,000 * 124.50/100,000 * (91/365)
= 124.50 * (91/365)
= $6.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 6.82 + 310.40
= $317.22
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
Example 3: Calculation for $5,000 fund transfer from Group A (with $3,000 going into Group B and $2,000 into Group C) occurring during second quarter with 25 days remaining in the rider quarter, assuming:
Withdrawal Base = $104,590.16    Policy Value = $90,000
= 104,590.16 * [(-5,000*0.0155) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (25/365)
= 104,590.16 * (-77.50 + 33 + 14) / 90,000 * (25/365)
= 104,590.16 * -30.50/90,000 * (25/365)
= -35.44 * (25/365)
= $-2.43
Total fee assessed at end of the second rider quarter (assuming no further rider fee adjustments):
= 310.40 - 2.43
= + $307.97
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.

Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Arizona. Owners age 65 and above have a 30 day right to cancel.
California. Policy may be canceled by returning the policy or by sending in a written notice. Owners age 60 and above have a 30 day right to cancel. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive policy value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. Nursing Care and Terminal Condition Waiver are not available. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. The Retirement Income Max® rider does not terminate upon ownership changes or assignments that have not been approved by the Company. The fixed account is not available.
Connecticut. During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. The unemployment waiver is not available. There is no excess interest adjustment upon annuitization. Premium enhancement recapture only allowed under right to cancel period. Nursing Care and Terminal Condition Waiver is not available with X-Share. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. We have the right to reject certain ownership changes and assignments on policies with the Retirement Income Max® and Retirement Income Choice® 1.6 riders.
Florida. Owners have a 21 day right to cancel period and will receive Return of Premium. Excess interest adjustment is not applied upon annuitization or death. No surrender charge is applied upon death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® rider will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned.
Montana. Unemployment waiver is not available. Premium enhancement recapture does not include unemployment. Death benefit must be paid within 60 days and any interest due after 30 days.

New York. Under the right to cancel provision the premium payment allocated to the fixed account, if any, plus the policy value in the separate account, if any, including any fees and charges is returned. If the policy is a replacement, the right to cancel period is extended to 60 days. Additional Death Distribution, Additional Death Distribution + and the Income EnhancementSM under the Retirement Income Choice® 1.6 rider are not available. Telephone transactions may not be available. There is no excess interest adjustment. Premium enhancement recapture is not available with death or annuitization. Death benefit payable during the accumulation phase is the greater of policy value or guaranteed minimum death benefit, if any. Policy value is used upon annuitization. Annuity commencement date cannot be earlier than the first policy anniversary. Retirement Income Max® Rider issue requirements are annuitant is 58 - 85 for Single Life or 65 - 85 for Joint Life. Guaranteed Principal SolutionSM,  Retirement Income Max® and Retirement Income Choice® 1.6 rider fees cannot be deducted from the fixed account if available. The Retirement Income Max® rider does not terminate upon ownership changes or assignments that have not been approved by the Company.
North Dakota. Right to cancel period is 20 days.
Oregon. Retirement Income Choice® 1.6 rider may not terminate upon assignment or certain ownership changes.
Washington. The Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void. If you selected the X-Share, the amount of the premium enhancement may be recaptured.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal tax law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.

Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
We may pay you more than your current cash value for your voluntary participation in certain offerings. We will notify you of the terms of any such offers.
Mixed and Shared Funding
Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering our variable annuity products, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including us, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.
Exchanges and Reinstatements
You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).
You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.
Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
[We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and contract holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.]
Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI's available on the SEC's website at http://www.sec.gov. Our financial strength ratings can be found on our website.
The Separate Account
Each separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.
The assets of each separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Funds
At the time you purchase your policy, you may allocate your premium payment to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.
A limited number of affiliated and unaffiliated broker-dealers were paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.
The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, and the share purchased, but the commission range is from 1.25% up to 7.2% of premium payments (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.
The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2014, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from [_____ to _____], and payments of between [___% and ___%] on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2014, we and/or TCI had such “preferred product” arrangements with the following selling firms:
[AXA Advisors LLC • BancWest Investment Services, Inc. • BBVA Compass Investment Solutions, Inc. • CCO Investment Services Corp. • Centarus Financial, Inc. • Cetera Advisor Networks • Cetera Advisors LLC • Cetera Financial Specialists • Cetera Investment Services • CFD Investments, Inc. • Citigroup • Commonwealth Financial Network • Equity Services Inc. • Fifth Third Securities, Inc. • FSC Securities Corporation • Gary Goldberg & Co., Inc. • Hantz Financial Services Inc. • Huntington Investment Company • ING Financial Partners • Invest Financial Corporation • Investacorp, Inc. • Investment Centers Of America • James T. Borello & Company • Janney Montgomery Scott, LLC • Linsco Private Ledger - LPL • M&T Securities Inc. • Merrill Lynch Life Agency • Money Concepts Capital, Corp • Morgan Stanley Smith Barney • National Planning • NFP Securities • Park Avenue Securities, LLC • Raymond James and Associates • Raymond James Financial Services • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securities America, Inc. • Sigma Financial Corporation • Signator Investors, Inc. • SII Investments Inc. • SunTrust Investments Services, Inc. • The Investment Center, Inc. • Transamerica Financial Advisors • Triad Advisors, Inc. • UBS Financial Services, Inc. • US Bancorp Investments Inc. • VSR Financial Services, Inc. • Wells Fargo Advisors, L.L.C. • Wells Fargo Wealth Brokerage Insurance Agency, L.L.C. • Woodbury Financial]
During 2014, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):
Name of Firm	Amount Paid in 2014
Linsco Private Ledger - LPL	[$__________]
Morgan Stanley Smith Barney	[$__________]
Wells Fargo Wealth Brokerage	[$__________]
Wells Fargo Advisors, L.L.C.	[$__________]
UBS Financial Services	[$__________]
Transamerica Financial Advisors	[$__________]
Merrill Lynch Life Agency	[$__________]
Hantz Financial Services Inc	[$__________]
CCO Investment Services Corp.	[$__________]
National Planning	[$__________]
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements

GLOSSARY OF TERMS
Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
Annuitant—The person on whose life any annuity payments involving life contingencies will be based.
Annuitize (Annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).
Annuity Commencement Date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law and for certain qualified policies).
Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.
Assumed Investment Return or AIR—The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.
Cash Value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
Fixed Account—One or more investment options under the policy that are part of our general assets and are not in the separate account.
Guaranteed Lifetime Withdrawal Benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred or amounts transferred when available.
Owner (You, Your)—The person who may exercise all rights and privileges under the policy.
Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
Policy Value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.
Policy Year—A policy year begins on the policy date and on each anniversary thereafter.
Separate Account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value—The portion of the policy value that is invested in the separate account.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
Surrender Charge Free Amount—The amount that can be withdrawn each policy year without incurring any surrender charges.
Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
Written Notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
Please Note: We reserve the right to change investment choices made by purchasers of the Guaranteed Principal SolutionSM Rider, including changing the PAM investment option, as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AllianceBernstein Growth and Income Portfolio – Class B	AllianceBernstein Growth and Income Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation Fund - Class 2	American Funds - Asset Allocation Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond Fund - Class 2	American Funds - Bond Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth Fund - Class 2	American Funds - Growth Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income Fund - Class 2	American Funds - Growth-Income Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International Fund - Class 2	American Funds - International Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Capital growth.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term capital appreciation.
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation
GE INVESTMENTS FUNDS, INC.
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon Money Market - Service Class(2)	Transamerica Aegon Money Market VP – Service Class(2)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	Transamerica Aegon Active Asset Allocation - Moderate VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	Transamerica Aegon Active Asset Allocation - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Aegon Tactical Vanguard ETF - Growth - Service Class	Transamerica Aegon Active Asset Allocation - Moderate Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as secondary objective.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA AllianceBernstein Dynamic Allocation - Service Class	Transamerica AllianceBernstein Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Long-term capital appreciation.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective:Seeks capital appreciation and income.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective:
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Capital appreciation.
TA Multi-Manager Alternative Strategies(3)	Transamerica Multi-Manager Alternative Strategies VP(3)	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	PineBridge Investments LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: High total return.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Long-term capital appreciation.
TA Vanguard ETF - Balanced - Service Class	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Balance capital appreciation and income.
TA Vanguard ETF - Conservative - Service Class	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Vanguard ETF - Growth - Service Class	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	This investment option is not available with the Return of Premium death benefit or the Annual Step-Up death benefit.
(4)	Not available in New York.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	√	√
AllianceBernstein Growth and Income Portfolio – Class B	√	√
American Funds - Asset Allocation Fund - Class 2	√	√
American Funds - Bond Fund - Class 2	√	√	√	√			√
American Funds - Growth Fund - Class 2	√	√
American Funds - Growth-Income Fund - Class 2	√	√
American Funds - International Fund - Class 2	√	√
Fidelity VIP Balanced Portfolio - Service Class 2	√	√
Fidelity VIP Contrafund® Portfolio – Service Class 2	√	√
Fidelity VIP Mid Cap Portfolio – Service Class 2	√	√
Fidelity VIP Value Strategies Portfolio – Service Class 2	√	√
GE Investments Total Return Fund - Class 3	√	√
TA Aegon High Yield Bond - Service Class	√	√
TA Aegon Money Market - Service Class	√	√	√	√			√
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	√	√	√			√
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	√	√	√	√			√
TA Aegon Tactical Vanguard ETF - Growth - Service Class	√	√			√
TA Aegon U.S. Government Securities - Service Class	√	√	√	√			√
TA AllianceBernstein Dynamic Allocation - Service Class	√	√					√
TA Asset Allocation - Conservative - Service Class	√	√	√	√			√
TA Asset Allocation - Growth - Service Class	√	√
TA Asset Allocation - Moderate - Service Class	√	√	√			√
TA Asset Allocation - Moderate Growth - Service Class	√	√			√
TA Barrow Hanley Dividend Focused - Service Class	√	√
TA BlackRock Global Allocation - Service Class	√	√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	√	√				√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)	√	√			√
TA BlackRock Tactical Allocation - Service Class	√	√				√
TA Clarion Global Real Estate Securities - Service Class	√	√
TA International Moderate Growth - Service Class	√	√			√
TA Janus Balanced - Service Class	√	√			√
TA Jennison Growth - Service Class	√	√
TA JPMorgan Core Bond - Service Class	√	√	√	√			√
TA JPMorgan Enhanced Index - Service Class	√	√

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
TA JPMorgan Mid Cap Value - Service Class	√	√
TA JPMorgan Tactical Allocation - Service Class	√	√	√	√			√
TA Legg Mason Dynamic Allocation - Balanced - Service Class	√	√	√	√		√
TA Legg Mason Dynamic Allocation - Growth - Service Class	√	√			√
TA Market Participation Strategy - Service Class	√	√	√			√
TA MFS International Equity - Service Class	√	√
TA Morgan Stanley Capital Growth - Service Class	√	√
TA Morgan Stanley Mid Cap Growth - Service Class	√	√
TA Multi-Managed Balanced - Service Class	√	√
TA PIMCO Tactical - Balanced - Service Class	√	√	√			√
TA PIMCO Tactical - Conservative - Service Class	√	√	√	√			√
TA PIMCO Tactical - Growth - Service Class	√	√			√
TA PIMCO Total Return - Service Class	√	√	√	√			√
TA PineBridge Inflation Opportunities- Service Class	√	√	√	√			√
TA Systematic Small Mid Cap Value - Service Class	√	√
TA T. Rowe Price Small Cap - Service Class	√	√
TA Torray Concentrated Growth - Service Class	√	√
TA TS&W International Equity - Service Class	√	√
TA Vanguard ETF - Balanced - Service Class	√	√	√	√		√
TA Vanguard ETF - Conservative - Service Class	√	√	√	√			√
TA Vanguard ETF - Growth - Service Class	√	√			√
TA WMC US Growth - Service Class	√	√
Fixed Account	√	√	√	√			√
(1)Not available in New York.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (excluding any applicable fund facilitation fees) available on December 31, 2014. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.700276 $10.000000	$11.211641 $10.700276	0.000 0.000	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.960652 $10.000000	$12.813021 $11.960652	0.000 0.000	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.145519 $10.000000	$11.479805 $11.145519	11,907.910 0.000	0.000 0.000
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.540899 $10.000000	$9.816105 $9.540899	0.000 0.000	0.000 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.775513 $10.000000	$12.486969 $11.775513	1,587.796 363.553	0.000 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.876212 $10.000000	$12.840468 $11.876212	1,202.372 220.186	0.000 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.208331 $10.000000	$10.662829 $11.208331	303.330 304.826	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.055665 $10.000000	$11.922483 $11.055665	0.000 0.000	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.900768 $10.000000	$13.024664 $11.900768	4,747.222 592.324	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.318322 $10.000000	$12.802693 $12.318322	4,025.953 436.161	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.694967 $10.000000	$12.210010 $11.694967	0.000 0.000	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.638836 $10.000000	$10.935350 $10.638836	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.974176 $10.000000	$10.129161 $9.974176	6,672.856 81.067	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.867524 $10.000000	$9.672635 $9.867524	0.000 0.000	0.000 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.389003 $10.000000	$10.551556 $10.389003	29,956.423 8,800.497	0.000 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.139188 $10.000000	$10.296821 $10.139188	817.661 825.344	0.000 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.730995 $10.000000	$10.857726 $10.730995	695.512 0.000	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.515832 $10.000000	$9.739847 $9.515832	2,624.120 0.000	0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.515832 $10.000000	$9.739847 $9.515832	0.000 0.000	0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.110268 $10.000000	$10.440900 $10.110268	819.169 826.866	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.438955 $10.000000	$10.431669 $10.438955	0.000 0.000	0.000 10,323.211
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.484188 $10.000000	$11.531143 $11.484188	0.000 0.000	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.641818 $10.000000	$10.703314 $10.641818	56,461.426 16,686.054	0.000 10,180.865
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.022930 $10.000000	$11.069107 $11.022930	18,439.491 204.597	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.564972 $10.000000	$12.689079 $11.564972	0.000 0.000	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.653324 $10.000000	$10.615269 $10.653324	853.851 154.086	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998356	$9.900643	0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998356	$9.860758	0.000	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.527416 $10.000000	$10.842138 $10.527416	13,741.737 8,216.815	0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.147694 $10.000000	$10.158628 $9.147694	0.000 0.000	0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.522939 $10.000000	$10.233246 $10.522939	4,240.944 725.569	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.930754 $10.000000	$11.553260 $10.930754	343.980 137.441	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.519543 $10.000000	$13.472935 $12.519543	0.000 0.000	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.568838 $10.000000	$9.857938 $9.568838	0.000 0.000	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.708139 $10.000000	$13.079512 $11.708139	0.000 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.597940 $10.000000	$13.072133 $11.597940	3,386.022 0.000	0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.050472 $10.000000	$10.470186 $10.050472	9,717.412 4,731.853	0.000 10,620.005
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.258624 $10.000000	$10.908462 $10.258624	7,219.733 869.397	0.000 10,458.079
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.680532 $10.000000	$11.325279 $10.680532	1,918.768 140.573	0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.841461 $10.000000	$11.481729 $10.841461	530,539 0.000	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.065013 $10.000000	$10.259096 $11.065013	0.000 0.000	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.584149 $10.000000	$14.085816 $13.584149	2,054.257 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.270186 $10.000000	$11.995798 $12.270186	0.000 0.000	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.821553 $10.000000	$11.720834 $10.821553	13,119.061 0.000	0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.402930 $10.000000	$10.995509 $10.402930	9,886.033 2,467.270	0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.132325 $10.000000	$10.798112 $10.132325	0.000 0.000	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.757765 $10.000000	$11.219019 $10.757765	503.364 292.601	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.460432 $10.000000	$9.675483 $9.460432	1,520.942 0.000	0.000 0.000
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.862005 $10.000000	$8.979971 $8.862005	802.137 0.000	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.108297 $10.000000	$12.454065 $12.108297	3,424.076 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.823910 $10.000000	$13.354847 $12.823910	4,065.451 212.280	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.874312 $10.000000	$12.773695 $11.874312	0.000 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.202665 $10.000000	$10.389993 $11.202665	0.000 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.442550 $10.000000	$10.701436 $10.442550	15,615.370 7,279.588	0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.194356 $10.000000	$10.516279 $10.194356	815.618 823.282	0.000 0.000
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.922306 $10.000000	$11.131179 $10.922306	8,488.078 3,027.932	22,601.082 0.000
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.915368 $10.000000	$12.944696 $11.915368	3,536.420 450.670	0.000 0.000

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.761224 $10.000000	$11.371714 $10.761224	37,128.764 14,995.732	2,670.490 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$12.028720 $10.000000	$12.995901 $12.028720	92,791.945 35,314.073	24,093.739 3,498.424
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.208984 $10.000000	$11.643706 $11.208984	293,609.932 138,211.893	4.304 0.000
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.595288 $10.000000	$9.956305 $9.595288	552,968.936 146,080.294	74,055.305 30,156.996
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.842546 $10.000000	$12.665223 $11.842546	186,803.477 71,129.439	21,557.734 13,719.092
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.943820 $10.000000	$13.023761 $11.943820	170,921.732 52,765.149	19,939.072 17,557.157
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.272124 $10.000000	$10.815068 $11.272124	114,327.791 16,463.971	10,509.620 8,788.363
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.118629 $10.000000	$12.092692 $11.118629	101,808.240 18,532.916	5,420.067 1,571.840
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.968514 $10.000000	$13.210576 $11.968514	311,539.859 100,871.307	28,934.053 12,693.008
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.388426 $10.000000	$12.985456 $12.388426	105,849.851 32,322.823	9,551.853 4,479.211
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.761540 $10.000000	$12.384321 $11.761540	71,885.942 35,644.269	4,860.226 7,281.608
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.699427 $10.000000	$11.091476 $10.699427	9,930.760 6,653.874	778.524 0.000

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.031013 $10.000000	$10.273798 $10.031013	130,725.778 46,472.543	10,356.867 7,044.338
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.923751 $10.000000	$9.810770 $9.923751	1,443,548.814 899,801.995	2,879,830.881 145,828.155
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.448174 $10.000000	$10.702212 $10.448174	9,739,945.304 3,730,758.901	551,094.701 253,611.218
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.196963 $10.000000	$10.443870 $10.196963	1,956,366.926 986,485.934	100,636.795 34,113.523
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.792110 $10.000000	$11.012768 $10.792110	2,772,568.093 1,068,568.547	277,093.187 111,560.626
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	609,174.753 520,275.110	117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	0.000 0.000	0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.167870 $10.000000	$10.589984 $10.167870	623,127.531 268,509.728	32,762.921 14,090.541
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.498423 $10.000000	$10.580640 $10.498423	1,928,571.581 785,477.811	107,274.427 13,158.362
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.549567 $10.000000	$11.695770 $11.549567	36,543.476 2,468.009	1,571.040 5,258.281
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.702435 $10.000000	$10.856149 $10.702435	16,886.380.920 5,462,160.802	1,106,523.523 400,013.153
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.085692 $10.000000	$11.227145 $11.085692	4,197,855.111 1,507,985.665	365,069.978 85,215.629
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.630812 $10.000000	$12.870208 $11.630812	25,626.680 7,256.513	15,934.879 4,780.753
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.714003 $10.000000	$10.766844 $10.714003	108,638.151 32,497.068	19,450.547 13,264.757
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.999055	$9.913106	76,379.514	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.999055	$9.873176	92,576.759	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.587385 $10.000000	$10.996952 $10.587385	4,320,865.703 1,969,138.867	431,236.557 150,960.379
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.199845 $10.000000	$10.303687 $9.199845	41,164.836 12,860.930	21,172.153 2,560.342
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.582852 $10.000000	$10.379348 $10.582852	1,482,653.871 545,902.099	166,273.306 46,261.476
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.993018 $10.000000	$11.718211 $10.993018	2,168,929.879 605,286.567	166,631.869 62,095.414
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.590808 $10.000000	$13.665247 $12.590808	81,827.659 51,653.070	3,126.294 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.623381 $10.000000	$9.998717 $9.623381	655,763.289 199,980.549	78,068.408 5,642.241
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.774789 $10.000000	$13.266196 $11.774789	40,675.593 20,179.528	663.236 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.663974 $10.000000	$13.258726 $11.663974	60,493.765 31,965.230	6,344.237 6,129.223
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.107747 $10.000000	$10.619703 $10.107747	4,822,103.114 1,755,876.651	357,122.600 83,305.130
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.317071 $10.000000	$11.064219 $10.317071	5,553,032.401 1,731,470.954	428,082.204 170,898.767

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741367 $10.000000	$11.486977 $10.741367	1,630,313.399 534,123.874	222,144.139 68,654.884
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.903208 $10.000000	$11.645646 $10.903208	3,695,013.317 992,195.452	212,258.917 106,705.872
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.127981 $10.000000	$10.405556 $11.127981	66,623.112 22,301.612	10,139.958 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.661415 $10.000000	$14.286806 $13.661415	37,151.629 17,726.290	3,776.684 1,728.342
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.340009 $10.000000	$12.167048 $12.340009	64,211.374 28,463.664	7,724.044 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.883184 $10.000000	$11.888160 $10.883184	31,679.289 12,212.154	3,915.953 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.221398 $10.000000	$10.402812 $10.221398	11,466.650 2,592.569	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.462191 $10.000000	$11.152500 $10.462191	4,624,225.559 1,463,697.677	217,229.054 85,934.688
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.190054 $10.000000	$10.952289 $10.190054	828,513.026 318,136.507	55,915.691 32,849.994
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.819034 $10.000000	$11.379196 $10.819034	1,025,743.646 399,652.809	150,111.168 52,959.279
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.514350 $10.000000	$9.813662 $9.514350	2,057,386.825 999,005.652	161,712.401 71,077.327
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.912553 $10.000000	$9.108264 $8.912553	634,739.686 245,406.237	45,705.119 11,790.081
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.177203 $10.000000	$12.631853 $12.177203	54,971.042 18,193.980	8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.896853 $10.000000	$13.545434 $12.896853	89,796.826 36,367.237	12,915.262 7,173.521
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.941909 $10.000000	$12.956027 $11.941909	18,934.105 5,936.209	4,290.081 8,268.552
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.266414 $10.000000	$10.538329 $11.266414	68,345.199 20,897.827	7,872.892 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.502044 $10.000000	$10.854242 $10.502044	29,511,848.402 8,825,054.935	1,824,512.810 372,941.020
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.252434 $10.000000	$10.666439 $10.252434	2,724,971.946 875,220.175	181,285.657 29,954.334
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.984499 $10.000000	$11.290100 $10.984499	10,727,843.524 3,424,842.904	1,422,137.997 312,077.531
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.983201 $10.000000	$13.129488 $11.983201	21,928.432 2,268.861	2,404.406 704.213
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.707426 $10.000000	$11.230363 $10.707426	811.084 0.000	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.968644 $10.000000	$12.834412 $11.968644	14,624.499 2,369.962	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.152965 $10.000000	$11.498985 $11.152965	8,375.065 1,466.780	0.000 0.000
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.547280 $10.000000	$9.832499 $9.547280	11,256.709 1,815.406	0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.783374 $10.000000	$12.507820 $11.783374	12,226.155 4,230.107	0.000 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.884149 $10.000000	$12.861910 $11.884149	11,316.328 4,909.629	0.000 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.215808 $10.000000	$10.680630 $11.215808	51,256.929 1,229.873	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.063047 $10.000000	$11.942380 $11.063047	14,364.577 1,997.869	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.908722 $10.000000	$13.046409 $11.908722	14,462.604 1,992.978	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.326543 $10.000000	$12.824063 $12.326543	5,679.638 2,736.118	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.702776 $10.000000	$12.230390 $11.702776	9,025.567 886.819	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.645948 $10.000000	$10.953594 $10.645948	4,200.287 550.217	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.980853 $10.000000	$10.146079 $9.980853	7,902.719 287.883	1,762.369 1,762.588
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.874119 $10.000000	$9.688788 $9.874119	15,380.422 5,573.634	0.000 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.395937 $10.000000	$10.569164 $10.395937	51,906.971 38,791.540	0.000 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.145981 $10.000000	$10.314031 $10.145981	3,811.316 2,514.838	0.000 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.738168 $10.000000	$10.875866 $10.738168	223,746.841 9,775.439	9,088.615 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	6,050.282 2,022.228	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	0.000 0.000	0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.117028 $10.000000	$10.458333 $10.117028	16,357.190 3,239.238	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.445939 $10.000000	$10.449099 $10.445939	10,973.040 1,519.090	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.491860 $10.000000	$11.550401 $11.491860	31,917.221 2,392.175	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.030283 $10.000000	$11.087576 $11.030283	251,113.564 85,646.318	10,710.281 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.648942 $10.000000	$10.721200 $10.648942	235,001.326 173,290.957	10,044.063 13,241.008
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.572700 $10.000000	$12.710268 $11.572700	60,730.462 2,624.079	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.660455 $10.000000	$10.633000 $10.660455	21,409.004 11,363.560	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998439	$9.902116	0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998439	$9.862222	0.000	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.534462 $10.000000	$10.860255 $10.534462	43,907.891 9,529.686	9,284.186 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.153815 $10.000000	$10.175588 $9.153815	3,859.222 204.168	628.202 628.281

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.529969 $10.000000	$10.250325 $10.529969	5,371.619 3,903.920	9,386.223 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.938069 $10.000000	$11.572559 $10.938069	32,783.435 6,600.572	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.527909 $10.000000	$13.495430 $12.527909	8,448.449 846.776	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.575240 $10.000000	$9.874394 $9.575240	5,252.076 1,005.136	2,366.161 2,336.456
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.715964 $10.000000	$13.101339 $11.715964	7,061.914 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.605686 $10.000000	$13.093960 $11.605686	15,708.208 3,547.942	525.570 525.635
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.057197 $10.000000	$10.487665 $10.057197	32,100.578 35,485.172	0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.265484 $10.000000	$10.926676 $10.265484	59,980.890 25,530.491	0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.687674 $10.000000	$11.344192 $10.687674	3,479.643 1,438.175	0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.848708 $10.000000	$11.500897 $10.848708	123,894.119 31,497.804	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.072399 $10.000000	$10.276225 $11.072399	53,613.106 2,797.604	2,214.953 2,215.228
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.593218 $10.000000	$14.109322 $13.593218	9,517.292 1,952.504	500.269 500.331
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.278394 $10.000000	$12.015839 $12.278394	9,494.094 3,585.144	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.828798 $10.000000	$11.740407 $10.828798	1,378.199 1,040.155	1,109.828 1,109.966
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.409893 $10.000000	$11.013876 $10.409893	81,603.570 43,359.072	0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.139103 $10.000000	$10.816153 $10.139103	11,043.253 2,180.229	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.764954 $10.000000	$11.237755 $10.764954	14,290.073 556.157	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.466752 $10.000000	$9.691647 $9.466752	194,889.381 32,790.324	1,201.352 1,201.501
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.867938 $10.000000	$8.994968 $8.867938	11,661.024 8,649.772	620.608 620.685
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.116373 $10.000000	$12.474849 $12.116373	8,091.209 2,146.864	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.832468 $10.000000	$13.377124 $12.832468	12,381.004 2,921.469	501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.882254 $10.000000	$12.795018 $11.882254	871.220 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.210143 $10.000000	$10.407336 $11.210143	50,593.389 935.393	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.449534 $10.000000	$10.719311 $10.449534	134,9393596 66,841.118	775.283 779.908
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.201181 $10.000000	$10.533842 $10.201181	11,369.144 3,755.106	0.000 0.000
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.929605 $10.000000	$11.149760 $10.929605	322,858.268 282,854.970	0.000 0.000
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.923333 $10.000000	$12.966311 $11.923333	48,163.289 0.000	0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.732499 $10.000000	$11.296085 $10.732499	5,553.633 2,156.303	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.996639 $10.000000	$12.909499 $11.996639	7,935.036 4,707.190	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.179081 $10.000000	$11.566317 $11.179081	89,492.556 52,330.532	0.000 0.000
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.5696554 $10.000000	$9.890107 $9.569654	32,949.609 5,569.473	5,395.728 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.810950 $10.000000	$12.581044 $11.810950	29,999.823 9,822.023	0.000 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.911959 $10.000000	$12.937215 $11.911959	43,576.593 17,099.440	291.339 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.242065 $10.000000	$10.743192 $11.242065	17,623.802 6,137.813	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.088942 $10.000000	$12.012257 $11.088942	45,266.437 6,173.877	312.718 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.936588 $10.000000	$13.122735 $11.936588	15,545.543 4,030.545	758.999 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.355386 $10.000000	$12.899104 $12.355386	7,244.043 3,171.412	385.162 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.730167 $10.000000	$12.301966 $11.730167	4,087.661 1,989.725	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.670871 $10.000000	$11.017704 $10.670871	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.004232 $10.000000	$10.205471 $10.004232	16,132.074 84,301.392	3,183.280 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.897251 $10.000000	$9.745501 $9.897251	177,829.583 57,870.277	0.000 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.420282 $10.000000	$10.631028 $10.420282	448,470.986 260,344.268	962.450 971.503
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.169739 $10.000000	$10.374400 $10.169739	113,636.988 21,828.140	18,585.263 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.763305 $10.000000	$10.939516 $10.763305	181,838.536 109,908.889	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	21,000.087 4,015.540	1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	0.000 0.000	0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.140718 $10.000000	$10.519547 $10.140718	14,852.396 9,430.201	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.470392 $10.000000	$10.510264 $10.470392	88,596.478 22,048.721	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.518746 $10.000000	$11.617978 $11.518746	483.900 146.083	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.673869 $10.000000	$10.783940 $10.673869	410,630.463 132,252.082	1,022.259 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.056109 $10.000000	$11.152466 $11.056109	127,852.270 77,657.082	36,394.369 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.599780 $10.000000	$12.784634 $11.599780	9,753.405 1,392.000	777.453 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.685410 $10.000000	$10.695234 $10.685410	43,812.597 5,265.608	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998726	$9.907237	3,635.599	N/A

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998726	$9.867326	808.923	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.559125 $10.000000	$10.923812 $10.559125	109,425.734 30,702.750	6,677.203 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.175268 $10.000000	$10.235148 $9.175268	16,043.348 2,015.854	1,216.213 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.554614 $10.000000	$10.310315 $10.554614	53,256.851 31,673.438	242.067 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.963675 $10.000000	$11.640283 $10.963675	120,296.791 19,062.820	3,414.034 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.557212 $10.000000	$13.574386 $12.557212	552.452 0.000	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.597673 $10.000000	$9.932205 $9.597673	38,124.746 5,378.683	9,610.275 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.743375 $10.000000	$13.177987 $11.743375	9,530.887 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.632849 $10.000000	$13.170557 $11.632849	7,403.883 156.987	0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.080743 $10.000000	$10.549045 $10.080743	104,355.949 66,087.751	3,829.471 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.289523 $10.000000	$10.990632 $10.289523	149,717.012 27,869.605	0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.712700 $10.000000	$11.410590 $10.712700	100,166.539 39,877.094	1,047.496 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.874107 $10.000000	$11.568193 $10.874107	124,778.925 37,368.919	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.098302 $10.000000	$10.336362 $11.098302	6,939.289 903.481	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.625003 $10.000000	$14.191846 $13.625003	393.752 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.307103 $10.000000	$12.086135 $12.307103	3,678.608 329.927	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.854138 $10.000000	$11.809098 $10.854138	5,327.031 2,974.733	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215014 $10.000000	$10.354805 $10.215014	5,964.134 0.000	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.434264 $10.000000	$11.078331 $10.434264	116,215.786 41,882.250	0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.162845 $10.000000	$10.879444 $10.162845	43,398.269 13,289.079	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.790157 $10.000000	$11.303506 $10.790157	64,301.331 12,497.564	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.488936 $10.000000	$9.748372 $9.488936	78,988.610 40,575.761	6,251.694 0.000
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.888722 $10.000000	$9.047631 $8.888722	29,546.822 3,909.024	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.144720 $10.000000	$12.547857 $12.144720	4,027.812 2,464.500	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.862470 $10.000000	$13.455383 $12.862470	4,739.599 2,044.119	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.910049 $10.000000	$12.869880 $11.910049	193.601 198.556	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.236370 $10.000000	$10.468245 $11.236370	4,225.344 417.455	0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.474011 $10.000000	$10.782050 $10.474011	756,398.166 324,141.525	6,004.898 967.149
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.225070 $10.000000	$10.595495 $10.225070	161,988.229 37,130.072	0.000 0.000
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.955190 $10.000000	$11.215008 $10.955190	355,693.450 110,614.547	149,063.309 0.000
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.951240 $10.000000	$13.042186 $11.951240	813.825 814.652	0.000 0.000
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	32,982.190 23,950.748	8,285.275 3,283.869
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.972638 $10.000000	$12.845122 $11.972638	151,531.231 30,535.530	48,509.167 19,817.027
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	467,645.277 124,246.861	5,922.102 4,991.738
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.550465 $10.000000	$9.840701 $9.550465	273,898.421 68,273.201	38,552.809 14,989.456
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	199,745.633 61,268.689	59,927.705 14,467.469
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	456,920.276 130,249.623	14,488.554 8,566.638
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.219555 $10.000000	$10.689533 $11.219555	169,039.393 32,094.277	75,437.299 8,491.946
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	147,271.196 25,153.215	13,453.705 1,847.105
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.912701 $10.000000	$13.057295 $11.912701	304,049.444 81,347.031	87,394.017 25,699.180
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.330676 $10.000000	$12.834781 $12.330676	206,195.744 83,753.785	34,411.038 13,532.459
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.706687 $10.000000	$12.240598 $11.706687	123,245.933 49,713.463	8,908.250 5,504.695
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.649503 $10.000000	$10.962738 $10.649503	37,745.862 9,092.358	960.284 732.635
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.984180 $10.000000	$10.154538 $9.984180	294,977.180 195,118.293	22,053.186 15,287.601
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	479,584.358 398,611.180	24,837.700 95,562.423
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.399412 $10.000000	$10.577994 $10.399412	1,810,558.628 969,298.909	249,831.161 193,081.112
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.149364 $10.000000	$10.322630 $10.149364	220,958.529 145,292.804	45,720.281 19,152.741
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741760 $10.000000	$10.884932 $10.741760	1,624,608.196 556,119.893	483,253.655 201,574.461
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	416,100.039 152,068.066	50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	45,378.206 0.000	56,762.344 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.120413 $10.000000	$10.467068 $10.120413	149,814.109 87,419.820	105,763.039 29,544.161

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.449437 $10.000000	$10.457830 $10.449437	489,159.798 112,218.837	58,005.134 31,598.773
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.495701 $10.000000	$11.560026 $11.495701	117,552.744 19,084.184	214.319 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.652493 $10.000000	$10.730141 $10.652493	4,547,958.554 1,812,160.186	428,534.264 157,873.589
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.033969 $10.000000	$11.096827 $11.033969	2,336,345.737 885,183.766	333,872.109 218,920.095
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	100,807.294 34,318.997	23,603.245 6,453.372
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	414,574.278 152,124.030	173,629.067 27,743.504
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998480	$9.902841	4,250.019	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998480	$9.862946	17,663.371	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.537980 $10.000000	$10.869310 $10.537980	1,484,483.311 622,413.183	132,269.972 67,683.110
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	131,337.396 41,240.898	88,911.436 16,648.378
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.533491 $10.000000	$10.258883 $10.533491	611,357.354 265,879.539	175,770.666 55,898.626
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.941727 $10.000000	$11.582224 $10.941727	730,541.910 283,387.831	103,780.502 55,481.023
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.532091 $10.000000	$13.506693 $12.532091	63,988.103 29,068.706	7,161.315 224.468
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.578442 $10.000000	$9.882637 $9.578442	249,919.458 75,650.356	34,878.879 8,737.666
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.719868 $10.000000	$13.112257 $11.719868	119,833.474 106,018.564	80,513.540 1,005.911
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.609569 $10.000000	$13.104874 $11.609569	191,132.350 64,552.937	69,780.272 10,257.532
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.060561 $10.000000	$10.496420 $10.060561	1,100,174.502 591,414.118	124,206.970 49,622.847
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.268922 $10.000000	$10.935810 $10.268922	1,171,194.793 505,160.442	203,465.624 82,637.648
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.691252 $10.000000	$11.353665 $10.691252	1,048,124.518 464,201.951	210,760.230 30,827.475
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.852328 $10.000000	$11.510485 $10.852328	969,212.473 339,896.373	125,950.825 16,136.459
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	133,864.494 55,617.989	17,333.970 6,627.012
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.597759 $10.000000	$14.121087 $13.597759	32,194.273 9,347.744	6,489.707 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	50,751.746 25,495.762	34,595.793 10,760.839
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.832406 $10.000000	$11.750201 $10.832406	35,764.905 2,925.072	2,533.218 7.170
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413369 $10.000000	$11.023068 $10.413369	1,111,493.247 447,863.188	65,345.774 46,547.547
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.142494 $10.000000	$10.825170 $10.142494	197,003.768 63,851.665	14,755.873 5,853.786

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.768556 $10.000000	$11.247124 $10.768556	361,640.186 126,163.176	61,063.250 27,524.767
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.469916 $10.000000	$9.699736 $9.469916	695,135.185 406,244.058	137,904.954 44,220.768
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.870906 $10.000000	$9.002487 $8.870906	262,887.081 94,596.042	31,462.937 16,760.130
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.120421 $10.000000	$12.485262 $12.120421	93,338.730 36,267.066	39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	209,993.651 76,374.754	57,207.837 15,633.649
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.886217 $10.000000	$12.805686 $11.886217	29,753.079 17,600.467	21,032.646 10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	56,231.083 10,364.029	27,907.096 10,715.341
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	4,951,402.067 1,811,998.711	590,875.459 167,323.199
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.542635 $10.204584	456,655.384 140,874.387	50,359.526 20,431.164
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	3,985,463.190 1,629,355.721	951,079.397 450,363.944
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.927318 $10.000000	$12.977138 $11.927318	71,042.619 35,679.078	18,539.715 8,665.049

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	9,290.371 3,341.657	917.060 316.419
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	42,593.715 21,856.165	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	95,272.296 40,691.480	891.586 306.167
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.572853 $10.000000	$9.898318 $9.572853	267,683.874 48,244.062	2,074.498 1,747.509
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	59,543.877 28,219.573	844.039 292.644
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	140,755.081 79,993.089	831.541 292.596
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	43,496.061 24,943.959	893.584 306.855
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	126,709.755 98,079.100	43.027 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	33,327.644 10,840.127	3,996.322 874,845
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	58,450.028 35,108.203	2,230.758 565.913
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	7,080.418 2,394.411	2,184.583 592.605
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	2,728.542 14.971	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.007569 $10.000000	$10.213968 $10.007569	99,577.778 454,433.033	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	484,704.900 384,089.323	177,092.938 20,842.924

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.423761 $10.000000	$10.639903 $10.423761	3,743,686.079 1,640,171.897	152,397.945 33,291.767
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.173136 $10.000000	$10.383067 $10.173136	756,495.092 288,617.052	52,964.041 32,302.207
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.766901 $10.000000	$10.948638 $10.766901	1,738,537.855 757,546.998	91,965.309 24,812.146
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	229,240.493 118,019.127	3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000	0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.144110 $10.000000	$10.528328 $10.144110	233,040.756 105,114.053	38,716.121 2,202.988
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.473903 $10.000000	$10.519054 $10.473903	621,632.024 285,473.261	28,961.841 36,537.062
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.522602 $10.000000	$11.627700 $11.522602	29,903.644 18,915.919	542.513 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.677437 $10.000000	$10.792938 $10.677437	7,757,462.638 3,258,183.934	327,030.171 113,366.040
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.059804 $10.000000	$11.161786 $11.059804	3,683,756.801 1,764,489.987	198,981.466 129,102.681
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	24,158.172 3,449.318	4,238.242 1,452.199
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	107,725.203 83,325.946	5,868.073 4,642.464
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998767	$9.07970	26,175.188	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998767	$9.868054	27,999.912	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.562653 $10.000000	$10.932929 $10.562653	2,300,269.186 968,809.271	86,264.053 24,968.725
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	28,645.858 15,048.486	3,004.891 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.558141 $10.000000	$10.318920 $10.558141	761,558.633 253,806.662	55,046.121 18,175.270
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.967341 $10.000000	$11.650000 $10.967341	922,108.414 278,846.205	30,327.463 13,008.480
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	10,443.257 6,832.618	3,834.095 3,834.403
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.600889 $10.000000	$9.940491 $9.600889	132,289.095 58,277.786	9,244.612 11,182.491
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	14,794.869 9,473.375	218.572 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	13,718.975 8,222.901	41.054 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.084125 $10.000000	$10.557858 $10.084125	1,901,607.683 902,505.293	86,383.576 21,333.911
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.292971 $10.000000	$10.999811 $10.292971	2,858,440.096 1,039,380.138	85,117.563 28,730.840
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.716280 $10.000000	$11.420103 $10.716280	932,814.082 287,278.458	193,592.776 35,401.322
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.877738 $10.000000	$11.577846 $10.877738	1,665,112.584 554,239.451	20,412.190 5,877.135

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	22,115.469 6,050.885	1,140.702 854.495
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	11,736.698 4,582.366	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	16,288.672 3,643.075	1,181.460 1,176.849
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.857766 $10.000000	$11.818958 $10.857766	8,754.652 4,677.660	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	10,589.140 911.781	342.550 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.437749 $10.000000	$11.087561 $10.437749	1,940,470.405 663,747.387	61,722.504 24,930.676
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.166237 $10.000000	$10.888512 $10.166237	338,376.125 154,285.485	63,489.171 12,625.256
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.793759 $10.000000	$11.312946 $10.793759	519,383.356 187,171.655	27,410.601 16,589.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.492111 $10.000000	$9.756515 $9.492111	638,582.276 256,632.708	39,757.580 25,569.173
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.891705 $10.000000	$9.055195 $8.891705	657,388.039 83,161.041	15,586.804 1,280.881
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	22,176.975 13,338.672	1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	33,870.139 17,070.291	3,512.824 1,934.378
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	532.878 557.189	381.096 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,634.284 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	12,187,086.846 4,153,049.354	927,625.831 87,085.678
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	1,051,554.155 472,504.182	45,757.874 2,335.180
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	6,394,792.700 2,385,027.830	324,414.451 167,039.670
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	20,269.017 2,683.729	3,787.673 3,787.978
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	9,000.968 0.000	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.972638 $10.000000	$12.845122 $11.972638	14,836.998 3,032.105	6,465.464 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	124,625.235 75,409.507	0.000 0.000
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.550465 $10.000000	$9.840701 $9.550465	72,895.435 27,207.388	18,830.797 1,231.452
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	73,729.957 7,390.560	1,139.475 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	47,941.594 4,060.769	8,141.349 0.000

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.219555 $10.000000	$10.689533 $11.219555	48,336.863 3,967.271	17,696.639 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	18,827.809 8,454.234	1,481.933 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.912701 $10.000000	$13.057295 $11.912701	48,597.327 5,426.899	25,555.544 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.330676 $10.000000	$12.834781 $12.330676	22,654.386 5,679.391	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.706687 $10.000000	$12.240598 $11.706687	19,252.996 4,447.118	6,583.318 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.649503 $10.000000	$10.962738 $10.649503	4,503.139 1,379.793	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.984180 $10.000000	$10.154538 $9.984180	57,029.035 17,471.857	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	396,217.631 90,198.082	41,382.544 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.399412 $10.000000	$10.577994 $10.399412	830,633.242 261,775.976	70,449.193 20,302.256
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.149364 $10.000000	$10.322630 $10.149364	121,293.408 68,183.031	18,089.026 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741760 $10.000000	$10.884932 $10.741760	438,730.559 181,462.867	39,976.124 14,012.207
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	95,314.411 210,089.217	3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	0.000 0.000	0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.120413 $10.000000	$10.467068 $10.120413	133,988.797 61,980.123	9,747.559 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.449437 $10.000000	$10.457830 $10.449437	100,902.847 54,400.588	11,831.855 1,153.454
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.495701 $10.000000	$11.560026 $11.495701	39,466.046 10,332.616	2,027.424 2,020.947
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.652493 $10.000000	$10.730141 $10.652493	1,191,094.465 574,590.373	187,247.240 64,108.488
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.033969 $10.000000	$11.096827 $11.033969	649,493.804 322,040.388	86,361.056 25,615.689
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	25,568.190 2,148.970	4,000.694 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	55,897.666 7,586.979	19,367.446 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998480	$9.902841	7,071.562	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998480	$9.862946	0.000	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.537980 $10.000000	$10.869310 $10.537980	646,604.816 214,649.401	26,566.895 11,340.714
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	55,759.507 11,426.843	1,275.957 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.533491 $10.000000	$10.258883 $10.533491	288,975.249 121,399.558	9,521.307 5,713.512
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.941727 $10.000000	$11.582224 $10.941727	305,553.448 151,816.419	13,506.541 0.000

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.532091 $10.000000	$13.506693 $12.532091	22,183.400 1,511.133	6,918.076 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.578442 $10.000000	$9.882637 $9.578442	77,361.468 36,806.110	17,669.545 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.719868 $10.000000	$13.112257 $11.719868	21,009.886 9,743.777	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.609569 $10.000000	$13.104874 $11.609569	26,566.340 6,008.446	12,734.689 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.060561 $10.000000	$10.496420 $10.060561	379,177.812 205,582.055	46,725.205 18,426.011
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.268922 $10.000000	$10.935810 $10.268922	426,831.812 153,557.869	14,320.404 6,451.165
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.691252 $10.000000	$11.353665 $10.691252	375,317.508 152,318.000	18,833.699 4,682.708
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.852328 $10.000000	$11.510485 $10.852328	419,353.970 176,352.356	17,503.478 5,103.611
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	71,917.815 22,044.900	553.167 523.863
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.597759 $10.000000	$14.121087 $13.597759	17,616.386 2,073.137	826.178 879.797
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	10,292.833 1,753.473	11,873.757 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.832406 $10.000000	$11.750201 $10.832406	16,397.468 10,051.989	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413369 $10.000000	$11.023068 $10.413369	277,947.180 85,136.975	23,754.796 10,343.226
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.142494 $10.000000	$10.825170 $10.142494	77,364.845 28,996.096	10,995.668 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.768556 $10.000000	$11.247124 $10.768556	184,636.573 81,578.800	4,362.675 2,338.169
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.469916 $10.000000	$9.699736 $9.469916	189,805.930 101,190.096	51,072.335 9,257.141
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.870906 $10.000000	$9.002487 $8.870906	86,578.965 112,955.236	20,321.950 6,885.940
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.120421 $10.000000	$12.485262 $12.120421	20,777.098 8,039.206	4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	56,661.441 8,070.959	6,878.443 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.886217 $10.000000	$12.805686 $11.886217	17,942.765 6,508.897	7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	5,841.191 0.000	548.753 514.886
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	1,381,841.447 493,178.589	137,249.126 11,578.948
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.542635 $10.204584	341,982.745 149,500.111	24,707.544 7,587.017
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	1,124,097.518 526,666.776	474,131.875 309,942.162
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.927318 $10.000000	$12.977138 $11.927318	40,316.323 3,649.583	0.000 0.000

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	5,712.878 2,961.832	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	7,292.741 5,060.065	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	27,674.658 5,460.791	0.000 0.000
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.572853 $10.000000	$9.898318 $9.572853	144,000.792 20,894.979	5,769.458 4,937.603
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	16,705.093 5,605.280	2,911.497 2,109.894
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	25,761.866 2,342.830	3,655.888 1,063.820
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	13,850.687 4,393.718	2,593.533 1,087.418
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	27,202.761 787.780	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	40,929.381 2,648.529	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	17,024.895 6,157.133	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	2,322.768 329.048	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.007569 $10.000000	$10.213968 $10.007569	359,921.125 159,376.034	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	225,841.736 165,630.010	47,232.910 5,372.471
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.423761 $10.000000	$10.639903 $10.423761	792,280.900 380,104.083	39,215.668 4,700.921
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.173136 $10.000000	$10.383067 $10.173136	153,383.211 52,488.177	1,859.273 377.148
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.766901 $10.000000	$10.948638 $10.766901	416,605.109 132,560.522	73,431.287 12,321.160
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	97,541.816 64,588.028	556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000	0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.144110 $10.000000	$10.528328 $10.144110	77,646.183 43,283.804	1,139.108 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.473903 $10.000000	$10.519054 $10.473903	221,121.841 114,533.582	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.522602 $10.000000	$11.627700 $11.522602	8,897.914 5,858.719	2,548.395 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.677437 $10.000000	$10.792938 $10.677437	1,553,880.178 580,743.752	29,312.407 15,506.739
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.059804 $10.000000	$11,161786 $11.059804	473,947.903 175,051.481	21,954.236 3,902.179
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	26,922.556 1,618.992	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	34,490.769 5,947.822	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998767	$9.907970	208.956	N/A

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998767	$9.868054	8,648.691	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.562653 $10.000000	$10.932929 $10.562653	575,485.283 182,959.852	38,773.744 20,631.907
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	12,732.147 2,807.881	1,651.335 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.558141 $10.000000	$10.318920 $10.558141	221,985.373 98,470.425	17,780.847 3,107.740
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.967341 $10.000000	$11.650000 $10.967341	293,151.516 136,034.029	7,893.999 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	2,945.908 3,295.572	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.600889 $10.000000	$9.940491 $9.600889	76,749.293 27,513.051	4,244.782 262.195
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	2,074.721 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	20,951.676 2,471.024	2,384.885 1,069.548
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.084125 $10.000000	$10.557858 $10.084125	297,449.461 152,872.006	51,744.671 6,663.723
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.292971 $10.000000	$10.999811 $10.292971	533,914.082 262,180.810	61,442.162 1,312.603
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.716280 $10.000000	$11.420103 $10.716280	251,893.282 68,616.863	15,107.729 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.877738 $10.000000	$11.577846 $10.877738	290,232.767 89,652.002	2,986.240 260.599
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	14,411.718 902.411	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	15,492.823 13,726.551	2,463.820 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	1,233.186 2,596.771	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.857766 $10.000000	$11.818958 $10.857766	8,176.799 624.471	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	85.504 0.000	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.437749 $10.000000	$11.087561 $10.437749	321,799.270 82,776.931	33,245.659 4,630.669
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.166237 $10.000000	$10.888512 $10.166237	106,443.342 28,507.539	5,559.718 5,596.475
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.793759 $10.000000	$11.312946 $10.793759	175,250.569 71,227.478	4,152.226 1,027.060
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.492111 $10.000000	$9.756515 $9.492111	199,029.260 51,271.286	1,600.884 265.059
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.891705 $10.000000	$9.055195 $8.891705	74,383.514 19,115.452	5,109.053 279.969
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	12,120.022 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	17,924.395 11,818.614	2,306.665 981.351
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	2,080.534 2,317.261	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,195.579 0.000	0.000 0.000

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	1,646,991.494 405,855.260	78,713.321 2,193.374
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	428,411.367 298,286.411	16,455.516 15,489.309
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	1,260,467.572 386,346.006	92,786.203 28,550.047
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	4,947.493 0.000	1,361.806 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	TA BlackRock Global Allocation Managed Risk – Balanced was available on or about November 10, 2014.
(4)	TA BlackRock Global Allocation Managed Risk – Growth was available on or about November 10, 2014.
(5)	Effective on or about November 10, 2014 TA PIMCO Real Return TIPS was renamed TA PineBridge Inflation Opportunities.
(6)	Effective close of business November 7, 2014 TA Vanguard ETF Portfolio – Aggressive Growth was merged into TA Vanguard ETF Portfolio – Growth.
(7)	Effective on or about July 1, 2014 TA WMC Diversified Growth was renamed TA WMC US Growth.

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, we will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 95,550	$ 95,400	$100,000	$ 95,200	$100,000
2	18%	$112,319	$112,000	$100,000	$111,574	$111,574
3	15%	$128,661	$128,128	$100,000	$127,418	$127,418
4	-7%	$119,076	$118,390	$100,000	$117,479	$127,418
5	2%	$120,922	$120,047	$100,000	$118,889	$127,418
6	10%	$132,470	$131,332	$100,000	$129,827	$129,827
7	14%	$150,420	$148,930	$100,000	$146,964	$146,964
8	-3%	$145,230	$143,569	$100,000	$141,379	$146,964
9	17%	$169,266	$167,114	$100,000	$164,283	$164,283
10	6%	$178,660	$176,138	$100,000	$172,826	$172,826
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00

APPENDIX
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Important aspects of the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider are summarized in the following chart.
Note: The Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies or in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select–if you invest in certain designated investment options.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
For riders issued on or after

May 1, 2014................................................5.5%
For riders issued prior to
May 1, 2014................................................5.0%
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charges: 1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter.	Current Charge:
(1) for Base Benefit only—(single and joint life) of withdrawal base deducted on each rider quarter:
For riders issued on or after

May 1, 2014................0.70% to 1.45% annually
For riders issued prior to
May 1, 2014................0.70% to 1.55% annually
(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;
(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
Withdrawal Percentages (Single Life):

0-58..................................................................0.0%
59-64................................................................4.0%
65-79................................................................5.0%
80+...................................................................6.0%

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
Withdrawal Percentages (Joint Life):

For riders issued on or after May 1, 2014
0-58..................................................................0.0%
59-64..............................................................3.75%
65-79..............................................................4.75%
80+.................................................................5.75%
For riders issued prior to May 1, 2014

0-58..................................................................0.0%
59-64................................................................3.5%
65-79................................................................4.5%
80+...................................................................5.5%

APPENDIX
GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX
PAM METHOD TRANSFERS
To make the Guaranteed Principal SolutionSM Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

PAM METHOD TRANSFERS — (Continued)
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))
X = 13.9948%
Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.
Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Guarantee Ratio = 105%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1= 1.003524
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))
X = 8.6605%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX
Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Max®, and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Max®, and Retirement Income Choice® 1.6 riders.

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
ADB	Additional Death Benefit
ADD	Additional Death Distribution
ADD+	Additional Death Distribution Plus
DB	Death Benefit
DCA	Dollar Cost Averaging
FIP	Family Income Protector
GFV	Guaranteed Future Value
GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
GMWB	Guaranteed Minimum Withdrawal Benefit
GPO	Guaranteed Period Option
GPS	Guaranteed Principal SolutionSM
IE	Income EnhancementSM
ILSD	Income Link Start Date
ILSW	Income Link Systematic Withdrawal
Abbreviation	Definition
ILWY	Income Link Withdrawal Year
ISFL	Income SelectSM For Life
MAP	Managed Annuity Program
MAV	Minimum Annuitization Value
MAWA	Maximum Annual Withdrawal Amount
MIB	Minimum Income Base
MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable
OAM	Open Allocation Method
PAM	Portfolio Allocation Method
RDB	Rider Death Benefit
RIC	Retirement Income Choice®
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Income LinkSM Rider Specific Withdrawal Benefit Terms:
Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner. The RWA is zero prior to the establishment of this date. The date and the corresponding withdrawal option can change any time prior to the ILSD. Once ILSD is set, it cannot be changed.
ILSD - This is the date the policy owner elects to begin receiving payments using one of the 4 ILSW options. This date may be changed prior to the establishment of the withdrawal year.
ILWY - Also known as the withdrawal year, is each 12 month period beginning on the ILSD. This is the time period for withdrawing your RWA which is reset at the beginning of each withdrawal year.
ILSW - This rider offers 4 new systematic payment options specific to this rider only. ANY withdrawal that is not an ILSW (including other systematic payment options) will be treated as a 100% excess.
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Purpose of Rider	This is a GLWB rider that guarantees tiered withdrawals for the annuitant's2 lifetime.
• The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].
• This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.
Availability	• Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Base Benefit and Optional Fees at issue	Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/2013)
Fee Frequency	• The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is assessed at the time of rider termination or full surrender.
Death Benefit	N/A
Designated Funds Available - Policyholder who add these riders may only invest in the investment options listed.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to make payments under this benefit.
PLEASE NOTE: These investment options may not be available on all products. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	American Funds Bond Fund
TA Aegon Money Market
TA Aegon Tactical Vanguard ETF - Conservative
TA Aegon U.S. Government Securities
TA AllianceBernstein Dynamic Allocation
TA Asset Allocation - Conservative
TA JP Morgan Core Bond
TA JP Morgan Tactical Allocation
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA Vanguard ETF - Conservative
Fixed Account
Allocation Methods	N/A
Withdrawal Benefits - See “Adjusted Partial Surrenders - Income Link” appendix for examples showing the effect of withdrawals on the WB.	Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.
ILSD - This is the date the policy owner elects to begin receiving payments.
ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.
ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.
The withdrawal percentage is used to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:
Single Life
5% for 7 years and 4% thereafter
6% for 6 years and 4% thereafter
7% for 5 years and 4% thereafter
8% for 4 years and 4% thereafter
9% for 3 years and 4% thereafter
10% for 2 years and 4% thereafter
Joint Life
4.5% for 7 years and 3.5% thereafter
5.5% for 6 years and 3.5% thereafter
6.5% for 5 years and 3.5% thereafter
7.5% for 4 years and 3.5% thereafter
8.5% for 3 years and 3.5% thereafter
9.5% for 2 years and 3.5% thereafter
On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary; or
3) The highest policy value on a rider monthiversarySM for the current rider year*
* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the largest policy value on each rider monthiversary during the rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Income Benefit or Other Benefit Payout Considerations	Systematic Withdrawal Options:
1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.
2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.
3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.
4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.
Rider Upgrade	• No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.
• Rider availability and fees are subject to what applies to the new rider being added.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed at any time after the 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still available.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

APPENDIX
Guaranteed Lifetime Withdrawal Benefit
Adjusted Partial Surrenders - Income LinkSM Rider (No Longer Available)
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM Rider Systematic Withdrawals (“ILSW”)
Withdrawal Base.  Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:
1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.
Assumptions:
WB = $100,000
RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)
ILSW = $500 per month
Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)
PV = $90,000
Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).
Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.
1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments
2.	($10,000 / ($90,000)) * $100,000 = $11,111
Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount?
$11,111 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $11,111 = $88,889
Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?
$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667

Guaranteed Lifetime Withdrawal BenefitAdjusted Partial Surrenders - Income LinkSM
Rider (No Longer Available) — (Continued)
Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.
New Income LinkSM rider systematic withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new Income LinkSM rider systematic withdrawal amount?
$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444
Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.

The information in this prospectus supplement is not complete and may be changed. This prospectus supplement is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This prospectus supplement is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued February 20, 2015)

(To Prospectus dated May 1, 2015)

TRANSAMERICA VARIABLE ANNUITY SERIES

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated May 1, 2015

to the

Prospectus dated May 1, 2015

This Rate Sheet Prospectus Supplement (this “supplement”) should be read and retained with the prospectus for the Transamerica Variable Annuity Series variable annuity. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are currently offering on the Retirement Income Max®. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with an effective Transamerica Variable Annuity Series variable annuity prospectus.

The rates below apply for applications signed between May 1, 2015 and June 30, 2015. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after June 30, 2015. It is also possible for a new Rate Sheet Prospectus Supplement to be filed prior to June 30, 2015, which would supersede this supplement. We are under no obligation to notify you that this Rate Sheet Prospectus Supplement is no longer in effect. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.20%	3.80%
65-79	5.20%	4.80%
≥ 80	6.20%	5.80%

*	The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed above or earlier if a new Rate Sheet Prospectus Supplement is filed prior to the end of the period discussed above since that new Rate Sheet Prospectus Supplement would supersede this supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

STATEMENT OF ADDITIONAL INFORMATION (Subject to Completion February 20, 2015)
(To Statement of Additional Information dated May 1, 2015)
STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA VARIABLE ANNUITY SERIES
Issued through
Transamerica Life Insurance Company Separate Account B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Variable Annuity Series variable annuity offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2015, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2015
The information in this statement of additional information is not complete and may be changed. This Statement of Additional Information is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

ii

GLOSSARY OF TERMS
Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
Annuitant—The person on whose life any annuity payments involving life contingencies will be based.
Annuity Commencement Date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law and for certain qualified policies).
Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.
Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
Assumed Investment Return or AIR—The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.
Beneficiary—The person who has the right to the death benefit as set forth in the policy.
Cash Value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
Enrollment Form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
Fixed Account—One or more investment choices under the policy that are part of our general assets and are not in the separate account.
Guaranteed Lifetime Withdrawal Benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
Market Day—A day when the New York Stock Exchange is open for business.
Nonqualified Policy—A policy other than a qualified policy.
Owner (You, Your)—The person who may exercise all rights and privileges under the policy.
Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
Policy Value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
1

•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
Policy Year—A policy year begins on the policy date and on each anniversary thereafter.
Premium Payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
Separate Account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value—The portion of the policy value that is invested in the separate account.
Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.
Subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
Supportable Payment—The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
Surrender Charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge” or a “contingent deferred sales load.”
Surrender Charge Free Amount—The amount that can be withdrawn each policy year without incurring any surrender charges.
Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
Written Notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
2

In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
If the age or sex of the annuitant or owner has been misstated, we will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest as specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our administrative office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the
3

existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2). The default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “2000 Table” (male, female and unisex if required by law), using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death.
Upon receipt in good order of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.
If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner's spouse, however, (1) the cash value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as the period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
4

Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our administrative office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
5

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
(a)	is the net result of:
(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;
(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
6

Formula and Illustration for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:
(a)	is the variable annuity unit value for the subaccount on the immediately preceding market day;
(b)	is the net investment factor for that subaccount for the valuation period; and
(c)	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
Illustration of Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula and Illustration for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
7

Formula and Illustration for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula and Illustration for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect any applicable premium enhancement.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and
8

depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% (depending on which share class you select) of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date of the premium payment was made, not the policy value issue date.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:
9

P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
10

RECORDS AND REPORTS
We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)
TCI's home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2014 and 2013 the amounts paid to TCI in connection with all policies sold through the Transamerica Life Insurance Company separate account were $______ and $212,971,232 . During fiscal year 2014 and 2013 the amounts paid to TCI in connection with all policies sold through Transamerica Financial Life Insurance Company separate account were $______ and $20,607,216.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, the owner has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that
11

meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B and Separate Account VA BNY, at December 31, 2014 disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company at December 31, 2014, appearing herein, have been audited by PricewaterhouseCoopers LLP, One North Wacker Drive, Chicago, IL 60606, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.
The financial statements of the Separate Account VA B and Separate Account VA BNY, at December 31, 2013 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company at December 31, 2013 and 2012, and for each of the two years in the period ended December 31, 2013, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B and Separate Account VA BNY, which are available for investment by Transamerica Variable Annuity Series policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
12

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (excluding any applicable fund facilitation fees) for each subaccount available on December 31, 2014.
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.700276 $10.000000	$11.211641 $10.700276	0.000 0.000	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.960652 $10.000000	$12.813021 $11.960652	0.000 0.000	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.145519 $10.000000	$11.479805 $11.145519	11,907.910 0.000	0.000 0.000
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.540899 $10.000000	$9.816105 $9.540899	0.000 0.000	0.000 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.775513 $10.000000	$12.486969 $11.775513	1,587.796 363.553	0.000 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.876212 $10.000000	$12.840468 $11.876212	1,202.372 220.186	0.000 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.208331 $10.000000	$10.662829 $11.208331	303.330 304.826	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.055665 $10.000000	$11.922483 $11.055665	0.000 0.000	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.900768 $10.000000	$13.024664 $11.900768	4,747.222 592.324	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.318322 $10.000000	$12.802693 $12.318322	4,025.953 436.161	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.694967 $10.000000	$12.210010 $11.694967	0.000 0.000	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.638836 $10.000000	$10.935350 $10.638836	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.974176 $10.000000	$10.129161 $9.974176	6,672.856 81.067	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.867524 $10.000000	$9.672635 $9.867524	0.000 0.000	0.000 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.389003 $10.000000	$10.551556 $10.389003	29,956.423 8,800.497	0.000 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.139188 $10.000000	$10.296821 $10.139188	817.661 825.344	0.000 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.730995 $10.000000	$10.857726 $10.730995	695.512 0.000	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.515832 $10.000000	$9.739847 $9.515832	2,624.120 0.000	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.515832 $10.000000	$9.739847 $9.515832	0.000 0.000	0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.110268 $10.000000	$10.440900 $10.110268	819.169 826.866	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.438955 $10.000000	$10.431669 $10.438955	0.000 0.000	0.000 10,323.211
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.484188 $10.000000	$11.531143 $11.484188	0.000 0.000	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.641818 $10.000000	$10.703314 $10.641818	56,461.426 16,686.054	0.000 10,180.865
13

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.022930 $10.000000	$11.069107 $11.022930	18,439.491 204.597	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.564972 $10.000000	$12.689079 $11.564972	0.000 0.000	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.653324 $10.000000	$10.615269 $10.653324	853.851 154.086	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998356	$9.900643	0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998356	$9.860758	0.000	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.527416 $10.000000	$10.842138 $10.527416	13,741.737 8,216.815	0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.147694 $10.000000	$10.158628 $9.147694	0.000 0.000	0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.522939 $10.000000	$10.233246 $10.522939	4,240.944 725.569	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.930754 $10.000000	$11.553260 $10.930754	343.980 137.441	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.519543 $10.000000	$13.472935 $12.519543	0.000 0.000	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.568838 $10.000000	$9.857938 $9.568838	0.000 0.000	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.708139 $10.000000	$13.079512 $11.708139	0.000 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.597940 $10.000000	$13.072133 $11.597940	3,386.022 0.000	0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.050472 $10.000000	$10.470186 $10.050472	9,717.412 4,731.853	0.000 10,620.005
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.258624 $10.000000	$10.908462 $10.258624	7,219.733 869.397	0.000 10,458.079
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.680532 $10.000000	$11.325279 $10.680532	1,918.768 140.573	0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.841461 $10.000000	$11.481729 $10.841461	530,539 0.000	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.065013 $10.000000	$10.259096 $11.065013	0.000 0.000	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.584149 $10.000000	$14.085816 $13.584149	2,054.257 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.270186 $10.000000	$11.995798 $12.270186	0.000 0.000	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.821553 $10.000000	$11.720834 $10.821553	13,119.061 0.000	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.402930 $10.000000	$10.995509 $10.402930	9,886.033 2,467.270	0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.132325 $10.000000	$10.798112 $10.132325	0.000 0.000	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.757765 $10.000000	$11.219019 $10.757765	503.364 292.601	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.460432 $10.000000	$9.675483 $9.460432	1,520.942 0.000	0.000 0.000
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.862005 $10.000000	$8.979971 $8.862005	802.137 0.000	0.000 0.000
14

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.108297 $10.000000	$12.454065 $12.108297	3,424.076 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.823910 $10.000000	$13.354847 $12.823910	4,065.451 212.280	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.874312 $10.000000	$12.773695 $11.874312	0.000 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.202665 $10.000000	$10.389993 $11.202665	0.000 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.442550 $10.000000	$10.701436 $10.442550	15,615.370 7,279.588	0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.194356 $10.000000	$10.516279 $10.194356	815.618 823.282	0.000 0.000
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.922306 $10.000000	$11.131179 $10.922306	8,488.078 3,027.932	22,601.082 0.000
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.915368 $10.000000	$12.944696 $11.915368	3,536.420 450.670	0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.714594 $10.000000	$11.249123 $10.714594	0.000 0.000	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.976631 $10.000000	$12.855778 $11.976631	13,827.395 4,331.447	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.160418 $10.000000	$11.518177 $11.160418	8,246.735 152.460	0.000 0.000
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.553666 $10.000000	$9.848929 $9.553666	381.241 471.185	0.000 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.791250 $10.000000	$12.528705 $11.791250	3,063.480 1,912.517	0.000 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.892090 $10.000000	$12.883378 $11.892090	7,902.747 1,747.381	0.000 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.223302 $10.000000	$10.698457 $11.223302	251.122 277.677	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.070441 $10.000000	$11.962278 $11.070441	5,195.276 3,285.337	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.916668 $10.000000	$13.068125 $11.916668	35,539.665 14,363.322	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.334784 $10.000000	$12.845429 $12.334784	22,439.977 8,480.263	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.710594 $10.000000	$12.250759 $11.710594	1,526.481 0.000	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.653070 $10.000000	$10.971900 $10.653070	14,233.422 7,235.842	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.987520 $10.000000	$10.162971 $9.987520	27,101.783 4,064.929	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.880721 $10.000000	$9.704926 $9.880721	66,208.368 22,602.782	4,108.463 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.402885 $10.000000	$10.586784 $10.402885	78,681.990 53,654.527	4,488.778 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.152759 $10.000000	$10.331214 $10.152759	6,900.479 9,031.877	0.000 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.745339 $10.000000	$10.893974 $10.745339	21,454.134 29,501.909	0.000 0.000
15

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.528560 $10.000000	$9.772362 $9.528560	741.059 8,076.449	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.528560 $10.000000	$9.772362 $9.528560	4,299.717 0.000	0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.123790 $10.000000	$10.475759 $10.123790	29,815.584 7,390.315	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.452911 $10.000000	$10.466505 $10.452911	10,688.100 5,056.012	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.499537 $10.000000	$11.569642 $11.499537	0.000 0.000	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.656047 $10.000000	$10.739051 $10.656047	168,079.545 65,007.147	20,439.582 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.037659 $10.000000	$11.106051 $11.037659	32,935.753 4,500.392	1,805.521 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.580431 $10.000000	$12.731430 $11.580431	16,273.241 4,967.437	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.667568 $10.000000	$10.650738 $10.667568	19,748.511 6,190.356	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998520	$9.903571	0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998520	$9.863671	0.000	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.541494 $10.000000	$10.878337 $10.541494	63,651.198 24,975.444	3,711.516 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.159931 $10.000000	$10.192537 $9.159931	5,934.670 2,240.413	0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.537000 $10.000000	$10.267388 $10.537000	14,542.729 6,093.615	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.945380 $10.000000	$11.591839 $10.945380	41,678.162 3,336.358	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.536272 $10.000000	$13.517897 $12.536272	5,948.257 255.809	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.581644 $10.000000	$9.890845 $9.581644	9,511.625 3,878.197	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.723788 $10.000000	$13.123160 $11.723788	2,734.505 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.613444 $10.000000	$13.115758 $11.613444	22,254.925 267.178	0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.063916 $10.000000	$10.505147 $10.063916	27,934.339 20,504.516	11,593.283 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.272344 $10.000000	$10.944883 $10.272344	29,051.497 6,628.803	12,164.394 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.694818 $10.000000	$11.363093 $10.694818	55,697.816 9,802.647	0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.855960 $10.000000	$11.520054 $10.855960	9,599.887 810.391	11,662.698 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.079791 $10.000000	$10.293337 $11.079791	2,526.244 275.543	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.602286 $10.000000	$14.132806 $13.602286	5,221.290 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.286579 $10.000000	$12.035845 $12.286579	10,976.445 255.153	0.000 0.000
16

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.836019 $10.000000	$11.759948 $10.836019	87,779.229 0.000	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.416846 $10.000000	$11.032221 $10.416846	27,956.945 5,423.042	0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.145879 $10.000000	$10.834166 $10.145879	1,392.598 358.004	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.772150 $10.000000	$11.256470 $10.772150	27,711.990 9,269.394	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.473086 $10.000000	$9.707797 $9.473086	27,816.788 9,777.615	0.000 0.000
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.873867 $10.000000	$9.009960 $8.873867	8,166.022 2,331.288	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.124463 $10.000000	$12.495628 $12.124463	25,834.120 4,290.941	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.841030 $10.000000	$13.399397 $12.841030	24,127.651 1,763.015	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.890188 $10.000000	$12.816340 $11.890188	9,972.892 4,404.527	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.217635 $10.000000	$10.424676 $11.217635	11,223.599 4,320.053	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.456517 $10.000000	$10.737173 $10.456517	212,286.558 101,759.593	37,877.348 971.216
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.207988 $10.000000	$10.551390 $10.207988	25,014.437 12,570.890	0.000 0.000
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.936911 $10.000000	$11.168337 $10.936911	223,924.540 28,988.939	0.000 0.000
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.931299 $10.000000	$12.987915 $11.931299	24,762.061 10,892.437	0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.725322 $10.000000	$11.277288 $10.725322	0.000 0.000	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.988638 $10.000000	$12.887985 $11.988638	0.000 0.000	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.171618 $10.000000	$11.547038 $11.171618	0.000 0.000	0.000 0.000
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.563258 $10.000000	$9.873617 $9.563258	2,247.455 290.703	0.000 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.803072 $10.000000	$12.560096 $11.803072	0.000 0.000	0.000 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.904007 $10.000000	$12.915654 $11.904007	0.000 0.000	0.000 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.234562 $10.000000	$10.725270 $11.234562	0.000 0.000	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.081541 $10.000000	$11.992238 $11.081541	0.000 0.000	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.928611 $10.000000	$13.100859 $11.928611	0.000 0.000	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.347138 $10.000000	$12.877596 $12.347138	0.000 0.000	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.722328 $10.000000	$12.281457 $11.722328	0.000 0.000	0.000 0.000
17

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.663753 $10.000000	$10.999388 $10.663753	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.997538 $10.000000	$10.188441 $9.997538	0.000 0.000	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.890633 $10.000000	$9.729250 $9.890633	24,530.619 7,372.349	0.000 994.287
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413329 $10.000000	$10.613321 $10.413329	68,359.907 7,459.389	0.000 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.162935 $10.000000	$10.357094 $10.162935	26,032.820 21,806.199	0.000 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.756115 $10.000000	$10.921279 $10.756115	37,141.262 5,408.988	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	2,958.844 4,381.706	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	0.000 0.000	0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.133949 $10.000000	$10.502019 $10.133949	0.000 894.482	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.463402 $10.000000	$10.492730 $10.463402	33,511.063 9,729.742	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.511064 $10.000000	$11.598634 $11.511064	0.000 0.000	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.666738 $10.000000	$10.765963 $10.666738	49,750.489 17,089.367	0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.048720 $10.000000	$11.133874 $11.048720	13,857.541 13,363.219	5,267.959 4,816.155
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.592033 $10.000000	$12.763329 $11.592033	0.000 0.000	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.678265 $10.000000	$10.677395 $10.678265	0.000 0.000	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998644	$9.905770	0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998644	$9.865865	0.000	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.552069 $10.000000	$10.905604 $10.552069	15,536.405 3,033.422	0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.169134 $10.000000	$10.218080 $9.169134	0.000 0.000	0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.547569 $10.000000	$10.293130 $10.547569	2,846.308 2,634.664	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.956358 $10.000000	$11.620870 $10.956358	2,948.804 2,310.931	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.548831 $10.000000	$13.551757 $12.548831	0.000 0.000	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.591261 $10.000000	$9.915645 $9.591261	511.568 290.015	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.735537 $10.000000	$13.156025 $11.735537	0.000 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.625085 $10.000000	$13.148614 $11.625085	0.000 0.000	0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.074011 $10.000000	$10.531461 $10.074011	38,064.688 6,813.876	0.000 0.000
18

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.282648 $10.000000	$10.972312 $10.282648	24,483.072 13,628.569	0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.705543 $10.000000	$11.391564 $10.705543	12,044.507 465.795	0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.866845 $10.000000	$11.548912 $10.866845	36,722.413 10,286.187	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.090899 $10.000000	$10.319130 $11.090899	0.000 0.000	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.615904 $10.000000	$14.168189 $13.615904	0.000 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.298900 $10.000000	$12.065997 $12.298900	0.000 0.000	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.846881 $10.000000	$11.789415 $10.846881	0.000 0.000	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date May 1, 2013	2014 2013	$10.213425 $10.000000	$10.342846 $10.213425	0.000 0.000	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.427283 $10.000000	$11.059856 $10.427283	48,456.777 20,401.517	0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.156054 $10.000000	$10.861299 $10.156054	12,270.500 12,409.030	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.782951 $10.000000	$11.284678 $10.782951	2,527.968 0.000	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.482602 $10.000000	$9.732134 $9.482602	32,446.472 10,690.231	0.000 0.000
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.882785 $10.000000	$9.032552 $8.882785	19,684.958 5,190.102	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.136615 $10.000000	$12.526940 $12.136615	0.000 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.853885 $10.000000	$13.432961 $12.853885	0.000 0.000	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.902102 $10.000000	$12.848437 $11.902102	0.000 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.28868 $10.000000	$10.450790 $11.28868	0.000 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.467013 $10.000000	$10.764074 $10.467013	71,664.001 25,120.853	0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.218227 $10.000000	$10.577824 $10.218227	11,925.069 12,071.927	329.188 0.000
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.947869 $10.000000	$11.196321 $10.947869	13,501.817 1,095.866	0.000 0.000
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.943257 $10.000000	$13.020441 $11.943257	0.000 0.000	0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	60,261.280 9,203.833	5,870.722 1,595.908
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	297,393.821 130,883.307	35,378.213 1,975.885
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	542,177.270 202,156.745	34,954.394 32,795.873
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.572853 $10.000000	$9.898318 $9.572853	277,648.265 72,559.232	66,631.836 13,559.146
19

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	521,782.334 139,625.304	56,515.113 5,750.234
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	740,390.457 135,685.357	38,656.944 16,194.310
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	298,431.729 106,474.392	55,940.282 11,796.178
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	273,204.004 133,395.960	24,106.110 10,104.166
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	579,212.279 151,751.424	118,853.231 27,809.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	275,186.445 53,986.481	35,981.779 12,977.702
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	131,553.368 43,161.470	41,137.509 899.234
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	40,643.384 5,609.107	2,242.058 1,601.419
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.007569 $10.000000	$10.213968 $10.007569	232,278.299 77,712.400	29,335.126 1,667.082
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	552,991.301 369,356.451	277,327.868 440,133.723
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.423761 $10.000000	$10.639903 $10.423761	3,354,210.530 1,218,304.781	414,295.258 128,905.125
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.173136 $10.000000	$10.383067 $10.173136	506,327.759 161,863.050	125,791.213 33,390.211
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.766901 $10.000000	$10.948638 $10.766901	1,734,327.967 648,535.359	387,940.398 115,859.600
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	427,907.606 338,890.611	323,159.505 280,954.452
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	44,442.215 0.000	2,882.421 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.144110 $10.000000	$10.528328 $10.144110	382,786.689 164,123.157	46,684.303 18,214.709
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.473903 $10.000000	$10.519054 $10.473903	808,572.559 197,702.338	111,380.004 38,415.952
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.522602 $10.000000	$11.627700 $11.522602	262,361.605 36,368.007	49,012.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.677437 $10.000000	$10.792938 $10.677437	7,047,236.950 2,601,064.736	1,153,517.511 548,202.427
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.059804 $10.000000	$11.161786 $11.059804	2,647,022.142 928,559.387	670,113.482 189,578.346
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	272,884.281 89,828.768	15,865.047 4,433.326
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	806,988.533 290,422.825	19,102.045 6,629.604
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998767	$9.907970	15,830.286	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998767	$9.868054	57,752.539	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.562653 $10.000000	$10.932929 $10.562653	2,279,685.734 1,062,326.524	408,102.800 153,615.213
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	293,348.493 132,719.253	15,012.556 6,569.304
20

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.558141 $10.000000	$10.318920 $10.558141	848,630.204 293,777.940	236,610.664 115,528.018
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.967341 $10.000000	$11.650000 $10.967341	1,075,352.419 340,775.936	466,329.663 115,364.242
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	132,949.659 20,990.072	63,128.563 14,870.606
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.600889 $10.000000	$9.940491 $9.600889	395,088.549 93,360.784	85,882.493 20,246.996
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	129,180.322 30,035.290	8,189.077 3,605.691
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	299,787.805 74,070.665	74,429.244 9,736.990
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.084125 $10.000000	$10.557858 $10.084125	2,054,636.551 894,850.257	201,557.433 37,868.617
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.292971 $10.000000	$10.999811 $10.292971	1,783,972.987 700,100.118	324,670.846 149,268.285
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.716280 $10.000000	$11.420103 $10.716280	1,121,248.477 317,190.390	256,042.935 99,114.016
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.877738 $10.000000	$11.577846 $10.877738	1,310,265.637 435,941.251	219,277.838 120,683.301
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	198,576.391 54,289.170	31,673.638 9,026.006
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	93,284.197 10,953.011	10,985.079 316.311
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	131,642.141 43,197.745	21,384.766 340.292
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.857766 $10.000000	$11.818958 $10.857766	141,031.551 45,766.840	6,313.753 1,126.357
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.437749 $10.000000	$11.087561 $10.437749	1,538,245.589 619,870.377	172,680.043 55,050.913
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.166237 $10.000000	$10.888512 $10.166237	232,491.193 105,628.761	51,810.533 12,527.995
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.793759 $10.000000	$11.312946 $10.793759	657,580.063 227,623.707	153,961.879 65,251.248
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.492111 $10.000000	$9.756515 $9.492111	1,065,241.955 518,558.234	174,646.139 62,399.128
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.891705 $10.000000	$9.055195 $8.891705	338,029.436 174,430.368	55,501.532 18,553.856
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	249,092.588 69,255.931	23,485.614 1,084.477
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	305,737.792 68,144.429	51,364.263 6,677.005
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	83,193.782 14,754.053	45,764.537 10,967.138
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	105,923.732 33,057.840	8,068.633 6,039.947
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	8,044,330.855 2,363,680.143	1,292,001.114 555,062.407
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	781,162.937 269,936.394	75,528.265 24,584.744
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	5,843,346.997 1,525,463.500	2,282,851.722 613,609.495
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	236,173.898 45,675.117	4,077.521 0.000

21

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.750435 $10.000000	$11.343284 $10.750435	393,225.067 267,220.904	10,094.971 2,964.262
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$12.016687 $10.000000	$12.963438 $12.016687	587,712.929 183,618.663	59,344.821 11,850.242
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2014 2013	$11.197765 $10.000000	$11.614612 $11.197765	1,582,900.388 526,445.841	157,965.515 28,351.522
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.585654 $10.000000	$9.931396 $9.585654	1,903,463.496 438,960.594	185,552.208 51,185.079
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.830688 $10.000000	$12.633586 $11.830688	1,263,905.792 491,243.624	85,407.943 9,831.398
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.931867 $10.000000	$12.991220 $11.931867	1,776,072.404 468,209.033	38,073.258 7,621.422
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.260843 $10.000000	$10.788034 $11.260843	528,244.877 221,404.888	55,666.789 5,831.571
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.107482 $10.000000	$12.062460 $11.107482	1,318,331.404 385,204.975	117,346.357 51,236.774
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.956533 $10.000000	$13.177562 $11.956533	1,120,674.667 322,301.150	182,600.154 42,754.762
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.376023 $10.000000	$12.953004 $12.376023	685,821.654 334,929.528	95,219.188 12,831.301
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.749767 $10.000000	$12.353364 $11.749767	369,376.060 111,370.977	48,594.330 11,396.880
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.688708 $10.000000	$11.063752 $10.688708	177,694.429 74,398.651	1,679.847 489.652
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.020960 $10.000000	$10.248119 $10.020960	1,038,247.528 1,626,123.155	43,093.474 12,108.444
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.913807 $10.000000	$9.786246 $9.913807	2,695,157.653 1,918,148.551	1,062,094.764 794,012.415
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.437709 $10.000000	$10.675473 $10.437709	19,316,097.476 8,269,991.501	1,628,220.302 647,314.571
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.186747 $10.000000	$10.417774 $10.186747	3,183,886.653 1,398,106.099	324,422.935 118,979.550
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.781296 $10.000000	$10.985233 $10.781296	5,428,410.614 2,011,013.610	860,078.552 216,685.371
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.560474 $10.000000	$9.854238 $9.560474	1,841,111.029 1,563,825.254	334,376.822 456,728.733
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.560474 $10.000000	$9.854238 $9.560474	349,553.555 5,913.906	47,635.117 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.157681 $10.000000	$10.563518 $10.157681	1,683,653.395 810,279.100	211,734.449 74,224.183
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.487906 $10.000000	$10.554197 $10.487906	4,424,753.668 1,967,675.135	511,293.968 155,033.857
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.538002 $10.000000	$11.666538 $11.538002	542,290.840 216,198.483	50,616.324 9,104.650
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.691713 $10.000000	$10.829022 $10.691713	39,414,063.697 14,786,654.800	3,483,820.428 1,081,046.301
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.074586 $10.000000	$11.199081 $11.074586	8,497,318.082 2,921,058.560	1,180,685.812 371,964.713
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.619171 $10.000000	$12.838062 $11.619171	794,609.291 243,887.144	7,874.649 677.588
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.703267 $10.000000	$10.739932 $10.703267	2,600,376.005 1,191,069.381	83,097.770 20,841.400
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998931	$9.910906	107,694.441	N/A
22

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998931	$9.870978	303,325.031	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.576786 $10.000000	$10.969470 $10.576786	9,840,157.007 4,121,639.585	1,261,558.778 599,756.578
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.190623 $10.000000	$10.277936 $9.190623	442,626.701 178,373.329	19,299.463 8,230.003
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.572261 $10.000000	$10.353417 $10.572261	2,707,685.708 1,001,377.152	338,155.595 125,901.112
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.982007 $10.000000	$11.688939 $10.982007	3,792,971.424 1,063,072.812	564,867.035 141,887.419
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.578200 $10.000000	$13.631098 $12.578200	225,714.716 42,442.757	32,438.983 6,323.023
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.613735 $10.000000	$9.973722 $9.613735	1,605,693.871 379,935.488	224,897.387 71,642.116
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.762996 $10.000000	$13.233041 $11.762996	218,325.304 31,034.738	12,705.113 2,279.833
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.652289 $10.000000	$13.225582 $11.652289	496,877.578 134,498.465	58,175.369 12,779.756
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.097615 $10.000000	$10.593167 $10.097615	9,673,496.652 3,647,455.492	972,738.112 315,777.929
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.306733 $10.000000	$11.036579 $10.306733	11,455,244.918 4,201,161.307	1,357,996.260 487,654.222
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.730609 $10.000000	$11.458264 $10.730609	3,706,614.257 1,118,117.415	1,071,154.990 446,170.412
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.892283 $10.000000	$11.616532 $10.892283	6,715,283.322 2,038,067.991	885,097.098 333,672.269
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.116849 $10.000000	$10.379554 $11.116849	398,186.488 109,936.208	31,236.543 6,156.331
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.647750 $10.000000	$14.251112 $13.647750	133,481.154 22,128.499	2,298.094 868.595
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.327660 $10.000000	$12.136644 $12.327660	283,489.368 119,481.016	1,175.460 883.095
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.872281 $10.000000	$11.858446 $10.872281	274,739.580 78,350.446	104,177.057 8,105.229
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.451710 $10.000000	$11.124623 $10.451710	8,884,589.896 3,647,376.276	900,285.749 363,358.111
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.179845 $10.000000	$10.924926 $10.179845	1,579,140.211 624,928.717	174,401.927 38,034.235
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.808186 $10.000000	$11.350744 $10.808186	1,983,029.316 732,620.732	350,214.248 56,134.232
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.504820 $10.000000	$9.789141 $9.504820	4,704,987.215 2,266,145.450	495,278.990 161,131.774
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.903606 $10.000000	$9.085471 $8.903606	2,258,495.671 690,784.452	138,604.665 58,498.384
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.165005 $10.000000	$12.600284 $12.165005	362,392.771 125,178.885	37,106.586 6,005.496
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.883957 $10.000000	$13.511598 $12.883957	635,447.438 196,039.006	57,477.608 10,052.774
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.929958 $10.000000	$12.923675 $11.929958	117,064.680 36,152.179	30,078.660 6,751.852
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.255138 $10.000000	$10.511998 $11.255138	168,484.824 55,865.806	11,562.148 3,504.886
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.491519 $10.000000	$10.827115 $10.491519	59,306,574.409 18,434,492.325	6,747,588.753 1,923,319.848
23

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.242158 $10.000000	$10.639777 $10.242158	4,694,520.955 1,618,607.230	580,152.452 254,689.318
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.973502 $10.000000	$11.261890 $10.973502	19,834,296.274 6,571,228.797	3,847,629.433 1,174,019.131
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.971204 $10.000000	$13.096676 $11.971204	270,746.849 118,756.937	23,878.454 4,115.231

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.761224 $10.000000	$11.371714 $10.761224	37,128.764 14,995.732	2,670.490 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$12.028720 $10.000000	$12.995901 $12.028720	92,791.945 35,314.073	24,093.739 3,498.424
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.208984 $10.000000	$11.643706 $11.208984	293,609.932 138,211.893	4.304 0.000
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.595288 $10.000000	$9.956305 $9.595288	552,968.936 146,080.294	74,055.305 30,156.996
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.842546 $10.000000	$12.665223 $11.842546	186,803.477 71,129.439	21,557.734 13,719.092
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.943820 $10.000000	$13.023761 $11.943820	170,921.732 52,765.149	19,939.072 17,557.157
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.272124 $10.000000	$10.815068 $11.272124	114,327.791 16,463.971	10,509.620 8,788.363
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.118629 $10.000000	$12.092692 $11.118629	101,808.240 18,532.916	5,420.067 1,571.840
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.968514 $10.000000	$13.210576 $11.968514	311,539.859 100,871.307	28,934.053 12,693.008
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.388426 $10.000000	$12.985456 $12.388426	105,849.851 32,322.823	9,551.853 4,479.211
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.761540 $10.000000	$12.384321 $11.761540	71,885.942 35,644.269	4,860.226 7,281.608
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.699427 $10.000000	$11.091476 $10.699427	9,930.760 6,653.874	778.524 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.031013 $10.000000	$10.273798 $10.031013	130,725.778 46,472.543	10,356.867 7,044.338
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.923751 $10.000000	$9.810770 $9.923751	1,443,548.814 899,801.995	2,879,830.881 145,828.155
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.448174 $10.000000	$10.702212 $10.448174	9,739,945.304 3,730,758.901	551,094.701 253,611.218
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.196963 $10.000000	$10.443870 $10.196963	1,956,366.926 986,485.934	100,636.795 34,113.523
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.792110 $10.000000	$11.012768 $10.792110	2,772,568.093 1,068,568.547	277,093.187 111,560.626
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	609,174.753 520,275.110	117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	0.000 0.000	0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.167870 $10.000000	$10.589984 $10.167870	623,127.531 268,509.728	32,762.921 14,090.541
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.498423 $10.000000	$10.580640 $10.498423	1,928,571.581 785,477.811	107,274.427 13,158.362
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.549567 $10.000000	$11.695770 $11.549567	36,543.476 2,468.009	1,571.040 5,258.281
24

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.702435 $10.000000	$10.856149 $10.702435	16,886.380.920 5,462,160.802	1,106,523.523 400,013.153
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.085692 $10.000000	$11.227145 $11.085692	4,197,855.111 1,507,985.665	365,069.978 85,215.629
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.630812 $10.000000	$12.870208 $11.630812	25,626.680 7,256.513	15,934.879 4,780.753
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.714003 $10.000000	$10.766844 $10.714003	108,638.151 32,497.068	19,450.547 13,264.757
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.999055	$9.913106	76,379.514	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.999055	$9.873176	92,576.759	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.587385 $10.000000	$10.996952 $10.587385	4,320,865.703 1,969,138.867	431,236.557 150,960.379
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.199845 $10.000000	$10.303687 $9.199845	41,164.836 12,860.930	21,172.153 2,560.342
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.582852 $10.000000	$10.379348 $10.582852	1,482,653.871 545,902.099	166,273.306 46,261.476
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.993018 $10.000000	$11.718211 $10.993018	2,168,929.879 605,286.567	166,631.869 62,095.414
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.590808 $10.000000	$13.665247 $12.590808	81,827.659 51,653.070	3,126.294 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.623381 $10.000000	$9.998717 $9.623381	655,763.289 199,980.549	78,068.408 5,642.241
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.774789 $10.000000	$13.266196 $11.774789	40,675.593 20,179.528	663.236 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.663974 $10.000000	$13.258726 $11.663974	60,493.765 31,965.230	6,344.237 6,129.223
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.107747 $10.000000	$10.619703 $10.107747	4,822,103.114 1,755,876.651	357,122.600 83,305.130
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.317071 $10.000000	$11.064219 $10.317071	5,553,032.401 1,731,470.954	428,082.204 170,898.767
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741367 $10.000000	$11.486977 $10.741367	1,630,313.399 534,123.874	222,144.139 68,654.884
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.903208 $10.000000	$11.645646 $10.903208	3,695,013.317 992,195.452	212,258.917 106,705.872
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.127981 $10.000000	$10.405556 $11.127981	66,623.112 22,301.612	10,139.958 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.661415 $10.000000	$14.286806 $13.661415	37,151.629 17,726.290	3,776.684 1,728.342
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.340009 $10.000000	$12.167048 $12.340009	64,211.374 28,463.664	7,724.044 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.883184 $10.000000	$11.888160 $10.883184	31,679.289 12,212.154	3,915.953 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.221398 $10.000000	$10.402812 $10.221398	11,466.650 2,592.569	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.462191 $10.000000	$11.152500 $10.462191	4,624,225.559 1,463,697.677	217,229.054 85,934.688
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.190054 $10.000000	$10.952289 $10.190054	828,513.026 318,136.507	55,915.691 32,849.994
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.819034 $10.000000	$11.379196 $10.819034	1,025,743.646 399,652.809	150,111.168 52,959.279
25

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.514350 $10.000000	$9.813662 $9.514350	2,057,386.825 999,005.652	161,712.401 71,077.327
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.912553 $10.000000	$9.108264 $8.912553	634,739.686 245,406.237	45,705.119 11,790.081
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.177203 $10.000000	$12.631853 $12.177203	54,971.042 18,193.980	8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.896853 $10.000000	$13.545434 $12.896853	89,796.826 36,367.237	12,915.262 7,173.521
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.941909 $10.000000	$12.956027 $11.941909	18,934.105 5,936.209	4,290.081 8,268.552
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.266414 $10.000000	$10.538329 $11.266414	68,345.199 20,897.827	7,872.892 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.502044 $10.000000	$10.854242 $10.502044	29,511,848.402 8,825,054.935	1,824,512.810 372,941.020
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.252434 $10.000000	$10.666439 $10.252434	2,724,971.946 875,220.175	181,285.657 29,954.334
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.984499 $10.000000	$11.290100 $10.984499	10,727,843.524 3,424,842.904	1,422,137.997 312,077.531
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.983201 $10.000000	$13.129488 $11.983201	21,928.432 2,268.861	2,404.406 704.213
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.707426 $10.000000	$11.230363 $10.707426	811.084 0.000	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.968644 $10.000000	$12.834412 $11.968644	14,624.499 2,369.962	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.152965 $10.000000	$11.498985 $11.152965	8,375.065 1,466.780	0.000 0.000
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.547280 $10.000000	$9.832499 $9.547280	11,256.709 1,815.406	0.000 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.783374 $10.000000	$12.507820 $11.783374	12,226.155 4,230.107	0.000 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.884149 $10.000000	$12.861910 $11.884149	11,316.328 4,909.629	0.000 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.215808 $10.000000	$10.680630 $11.215808	51,256.929 1,229.873	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.063047 $10.000000	$11.942380 $11.063047	14,364.577 1,997.869	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.908722 $10.000000	$13.046409 $11.908722	14,462.604 1,992.978	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.326543 $10.000000	$12.824063 $12.326543	5,679.638 2,736.118	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.702776 $10.000000	$12.230390 $11.702776	9,025.567 886.819	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.645948 $10.000000	$10.953594 $10.645948	4,200.287 550.217	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.980853 $10.000000	$10.146079 $9.980853	7,902.719 287.883	1,762.369 1,762.588
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.874119 $10.000000	$9.688788 $9.874119	15,380.422 5,573.634	0.000 0.000
26

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.395937 $10.000000	$10.569164 $10.395937	51,906.971 38,791.540	0.000 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.145981 $10.000000	$10.314031 $10.145981	3,811.316 2,514.838	0.000 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.738168 $10.000000	$10.875866 $10.738168	223,746.841 9,775.439	9,088.615 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	6,050.282 2,022.228	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	0.000 0.000	0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.117028 $10.000000	$10.458333 $10.117028	16,357.190 3,239.238	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.445939 $10.000000	$10.449099 $10.445939	10,973.040 1,519.090	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.491860 $10.000000	$11.550401 $11.491860	31,917.221 2,392.175	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.030283 $10.000000	$11.087576 $11.030283	251,113.564 85,646.318	10,710.281 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.648942 $10.000000	$10.721200 $10.648942	235,001.326 173,290.957	10,044.063 13,241.008
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.572700 $10.000000	$12.710268 $11.572700	60,730.462 2,624.079	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.660455 $10.000000	$10.633000 $10.660455	21,409.004 11,363.560	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998439	$9.902116	0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998439	$9.862222	0.000	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.534462 $10.000000	$10.860255 $10.534462	43,907.891 9,529.686	9,284.186 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.153815 $10.000000	$10.175588 $9.153815	3,859.222 204.168	628.202 628.281
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.529969 $10.000000	$10.250325 $10.529969	5,371.619 3,903.920	9,386.223 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.938069 $10.000000	$11.572559 $10.938069	32,783.435 6,600.572	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.527909 $10.000000	$13.495430 $12.527909	8,448.449 846.776	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.575240 $10.000000	$9.874394 $9.575240	5,252.076 1,005.136	2,366.161 2,336.456
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.715964 $10.000000	$13.101339 $11.715964	7,061.914 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.605686 $10.000000	$13.093960 $11.605686	15,708.208 3,547.942	525.570 525.635
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.057197 $10.000000	$10.487665 $10.057197	32,100.578 35,485.172	0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.265484 $10.000000	$10.926676 $10.265484	59,980.890 25,530.491	0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.687674 $10.000000	$11.344192 $10.687674	3,479.643 1,438.175	0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.848708 $10.000000	$11.500897 $10.848708	123,894.119 31,497.804	0.000 0.000
27

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.072399 $10.000000	$10.276225 $11.072399	53,613.106 2,797.604	2,214.953 2,215.228
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.593218 $10.000000	$14.109322 $13.593218	9,517.292 1,952.504	500.269 500.331
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.278394 $10.000000	$12.015839 $12.278394	9,494.094 3,585.144	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.828798 $10.000000	$11.740407 $10.828798	1,378.199 1,040.155	1,109.828 1,109.966
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.409893 $10.000000	$11.013876 $10.409893	81,603.570 43,359.072	0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.139103 $10.000000	$10.816153 $10.139103	11,043.253 2,180.229	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.764954 $10.000000	$11.237755 $10.764954	14,290.073 556.157	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.466752 $10.000000	$9.691647 $9.466752	194,889.381 32,790.324	1,201.352 1,201.501
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.867938 $10.000000	$8.994968 $8.867938	11,661.024 8,649.772	620.608 620.685
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.116373 $10.000000	$12.474849 $12.116373	8,091.209 2,146.864	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.832468 $10.000000	$13.377124 $12.832468	12,381.004 2,921.469	501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.882254 $10.000000	$12.795018 $11.882254	871.220 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.210143 $10.000000	$10.407336 $11.210143	50,593.389 935.393	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.449534 $10.000000	$10.719311 $10.449534	134,9393596 66,841.118	775.283 779.908
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.201181 $10.000000	$10.533842 $10.201181	11,369.144 3,755.106	0.000 0.000
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.929605 $10.000000	$11.149760 $10.929605	322,858.268 282,854.970	0.000 0.000
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.923333 $10.000000	$12.966311 $11.923333	48,163.289 0.000	0.000 0.000

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.721751 $10.000000	$11.267902 $10.721751	39,361.731 20,225.891	173.219 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.984631 $10.000000	$12.877240 $11.984631	311,389.903 22,366.172	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.167882 $10.000000	$11.537406 $11.167882	1,021,170.053 38,508.774	47,518.132 0.000
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.560048 $10.000000	$9.865372 $9.560048	87,578.639 37,388.566	4,471.593 1,427.989
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.799133 $10.000000	$12.549625 $11.799133	171,896.739 62,601.025	2,591.919 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.900033 $10.000000	$12.904886 $11.900033	222,652.203 46,067.017	294.733 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.230806 $10.000000	$10.716334 $11.230806	110,861.793 26,776.622	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.077851 $10.000000	$11.982257 $11.077851	140,196.806 40,872.660	315.699 0.000
28

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.924618 $10.000000	$13.089927 $11.924618	405,866.615 43,870.000	6,183.539 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.343022 $10.000000	$12.866880 $12.343022	112,740.671 24,986.510	3,219.028 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.718414 $10.000000	$12.271210 $11.718414	22,488.816 17,597.667	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.660185 $10.000000	$10.990212 $10.660185	18,009.869 6,923.531	1,888.432 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.994196 $10.000000	$10.179942 $9.994196	391,614.502 36,469.827	1,058.653 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.887333 $10.000000	$9.721140 $9.887333	145,086.206 170,118.831	12,825.590 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.409842 $10.000000	$10.604463 $10.409842	566,702.974 211,459.429	50,723.623 52,402.361
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.159541 $10.000000	$10.348459 $10.159541	110,156.950 28,901.122	16,768.825 3,381.517
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.752519 $10.000000	$10.912171 $10.752519	213,515.428 60,262.514	13,430.498 10,128.852
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.534930 $10.000000	$9.788679 $9.534930	37,153.034 15,665.525	1,435.582 1,429.136
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.534930 $10.000000	$9.788679 $9.534930	19,897.936 0.000	0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.130552 $10.000000	$10.493249 $10.130552	64,496.580 32,345.543	1,334.555 1,362.039
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.459910 $10.000000	$10.483993 $10.459910	211,031.261 67,881.046	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.507218 $10.000000	$11.588948 $11.507218	8,707.303 272.674	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.663171 $10.000000	$10.756983 $10.663171	984,620.645 439,515.810	36,575.799 13,644.352
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.045046 $10.000000	$11.124607 $11.045046	466,456.736 304,967.975	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.588159 $10.000000	$12.752670 $11.588159	32,466.842 13,699.963	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.674703 $10.000000	$10.668485 $10.674703	245,222.461 117,911.290	27,444.338 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998603	$9.905041	0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998603	$9.865137	0.000	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.548539 $10.000000	$10.896498 $10.548539	1,220,013.241 196,578.173	8,378.796 2,970.057
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.166064 $10.000000	$10.209561 $9.166064	46,371.490 18,021.280	981.892 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.544050 $10.000000	$10.284549 $10.544050	59,978.044 16,310.542	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.952695 $10.000000	$11.611194 $10.952695	118,866.057 36,406.657	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.544643 $10.000000	$13.540467 $12.544643	14,132.238 5,088.874	1,675.033 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.588054 $10.000000	$9.907375 $9.588054	60,842.207 19,287.425	5,116.567 3,013.827
29

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.731616 $10.000000	$13.145060 $11.731616	12,805.714 279.428	6,842.272 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.621198 $10.000000	$13.137653 $11.621198	635,812.313 27,042.732	1,158.864 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.070649 $10.000000	$10.522686 $10.070649	282,217.982 110,084.606	158,925.183 77,264.351
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.279209 $10.000000	$10.963155 $10.279209	411,312.058 139,757.438	2,499.433 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.701973 $10.000000	$11.382071 $10.701973	94,166.615 31,940.498	915.966 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.863207 $10.000000	$11.539282 $10.863207	172,763.213 29,234.133	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.087194 $10.000000	$10.310526 $11.087194	34,404.191 20,071.429	7,765.188 2,216.473
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.611367 $10.000000	$14.156391 $13.611367	4,818.896 0.000	6,003.167 1,456.851
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.294781 $10.000000	$12.055926 $12.294781	20,474.406 13,319.169	2,181.573 1,466.627
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.843264 $10.000000	$11.779587 $10.843264	28,266.285 5,571.675	14,327.968 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.423803 $10.000000	$11.050631 $10.423803	229,119.005 73,827.792	610.911 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.152664 $10.000000	$10.852257 $10.152664	88,370.045 49,101.141	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.779351 $10.000000	$11.275259 $10.779351	61,935.403 8,555.799	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.479421 $10.000000	$9.724006 $9.479421	287,844.167 185,405.345	0.000 0.000
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.879813 $10.000000	$9.025014 $8.879813	32,313.589 11,600.946	4,961.695 1,530.922
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.132561 $10.000000	$12.516487 $12.132561	20,900.007 2,094.124	81.818 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.849602 $10.000000	$13.421772 $12.849602	70,186.223 20,094.896	1,824.356 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.898128 $10.000000	$12.837727 $11.898128	8,226.596 2,466.810	2,165.479 2,183.978
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.225128 $10.000000	$10.442092 $11.225128	5,767.298 1,461.765	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.463511 $10.000000	$10.755101 $10.463511	1,699,526.002 723,202.827	43,730.432 23,716.302
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.214822 $10.000000	$10.569014 $10.214822	474,118.400 261,038.089	6,219.625 2,698.420
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.944217 $10.000000	$11.186986 $10.944217	731,263.653 349,322.897	97,005.382 10,030.854
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.939274 $10.000000	$13.009597 $11.939274	17,177.564 2,489.387	0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.732499 $10.000000	$11.296085 $10.732499	5,553.633 2,156.303	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.996639 $10.000000	$12.909499 $11.996639	7,935.036 4,707.190	0.000 0.000
30

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.179081 $10.000000	$11.566317 $11.179081	89,492.556 52,330.532	0.000 0.000
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.5696554 $10.000000	$9.890107 $9.569654	32,949.609 5,569.473	5,395.728 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.810950 $10.000000	$12.581044 $11.810950	29,999.823 9,822.023	0.000 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.911959 $10.000000	$12.937215 $11.911959	43,576.593 17,099.440	291.339 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.242065 $10.000000	$10.743192 $11.242065	17,623.802 6,137.813	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.088942 $10.000000	$12.012257 $11.088942	45,266.437 6,173.877	312.718 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.936588 $10.000000	$13.122735 $11.936588	15,545.543 4,030.545	758.999 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.355386 $10.000000	$12.899104 $12.355386	7,244.043 3,171.412	385.162 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.730167 $10.000000	$12.301966 $11.730167	4,087.661 1,989.725	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.670871 $10.000000	$11.017704 $10.670871	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.004232 $10.000000	$10.205471 $10.004232	16,132.074 84,301.392	3,183.280 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.897251 $10.000000	$9.745501 $9.897251	177,829.583 57,870.277	0.000 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.420282 $10.000000	$10.631028 $10.420282	448,470.986 260,344.268	962.450 971.503
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.169739 $10.000000	$10.374400 $10.169739	113,636.988 21,828.140	18,585.263 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.763305 $10.000000	$10.939516 $10.763305	181,838.536 109,908.889	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	21,000.087 4,015.540	1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	0.000 0.000	0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.140718 $10.000000	$10.519547 $10.140718	14,852.396 9,430.201	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.470392 $10.000000	$10.510264 $10.470392	88,596.478 22,048.721	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.518746 $10.000000	$11.617978 $11.518746	483.900 146.083	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.673869 $10.000000	$10.783940 $10.673869	410,630.463 132,252.082	1,022.259 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.056109 $10.000000	$11.152466 $11.056109	127,852.270 77,657.082	36,394.369 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.599780 $10.000000	$12.784634 $11.599780	9,753.405 1,392.000	777.453 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.685410 $10.000000	$10.695234 $10.685410	43,812.597 5,265.608	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998726	$9.907237	3,635.599	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998726	$9.867326	808.923	N/A
31

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.559125 $10.000000	$10.923812 $10.559125	109,425.734 30,702.750	6,677.203 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.175268 $10.000000	$10.235148 $9.175268	16,043.348 2,015.854	1,216.213 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.554614 $10.000000	$10.310315 $10.554614	53,256.851 31,673.438	242.067 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.963675 $10.000000	$11.640283 $10.963675	120,296.791 19,062.820	3,414.034 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.557212 $10.000000	$13.574386 $12.557212	552.452 0.000	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.597673 $10.000000	$9.932205 $9.597673	38,124.746 5,378.683	9,610.275 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.743375 $10.000000	$13.177987 $11.743375	9,530.887 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.632849 $10.000000	$13.170557 $11.632849	7,403.883 156.987	0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.080743 $10.000000	$10.549045 $10.080743	104,355.949 66,087.751	3,829.471 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.289523 $10.000000	$10.990632 $10.289523	149,717.012 27,869.605	0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.712700 $10.000000	$11.410590 $10.712700	100,166.539 39,877.094	1,047.496 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.874107 $10.000000	$11.568193 $10.874107	124,778.925 37,368.919	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.098302 $10.000000	$10.336362 $11.098302	6,939.289 903.481	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.625003 $10.000000	$14.191846 $13.625003	393.752 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.307103 $10.000000	$12.086135 $12.307103	3,678.608 329.927	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.854138 $10.000000	$11.809098 $10.854138	5,327.031 2,974.733	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215014 $10.000000	$10.354805 $10.215014	5,964.134 0.000	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.434264 $10.000000	$11.078331 $10.434264	116,215.786 41,882.250	0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.162845 $10.000000	$10.879444 $10.162845	43,398.269 13,289.079	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.790157 $10.000000	$11.303506 $10.790157	64,301.331 12,497.564	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.488936 $10.000000	$9.748372 $9.488936	78,988.610 40,575.761	6,251.694 0.000
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.888722 $10.000000	$9.047631 $8.888722	29,546.822 3,909.024	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.144720 $10.000000	$12.547857 $12.144720	4,027.812 2,464.500	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.862470 $10.000000	$13.455383 $12.862470	4,739.599 2,044.119	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.910049 $10.000000	$12.869880 $11.910049	193.601 198.556	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.236370 $10.000000	$10.468245 $11.236370	4,225.344 417.455	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.474011 $10.000000	$10.782050 $10.474011	756,398.166 324,141.525	6,004.898 967.149
32

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.225070 $10.000000	$10.595495 $10.225070	161,988.229 37,130.072	0.000 0.000
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.955190 $10.000000	$11.215008 $10.955190	355,693.450 110,614.547	149,063.309 0.000
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.951240 $10.000000	$13.042186 $11.951240	813.825 814.652	0.000 0.000
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	32,982.190 23,950.748	8,285.275 3,283.869
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.972638 $10.000000	$12.845122 $11.972638	151,531.231 30,535.530	48,509.167 19,817.027
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	467,645.277 124,246.861	5,922.102 4,991.738
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.550465 $10.000000	$9.840701 $9.550465	273,898.421 68,273.201	38,552.809 14,989.456
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	199,745.633 61,268.689	59,927.705 14,467.469
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	456,920.276 130,249.623	14,488.554 8,566.638
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.219555 $10.000000	$10.689533 $11.219555	169,039.393 32,094.277	75,437.299 8,491.946
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	147,271.196 25,153.215	13,453.705 1,847.105
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.912701 $10.000000	$13.057295 $11.912701	304,049.444 81,347.031	87,394.017 25,699.180
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.330676 $10.000000	$12.834781 $12.330676	206,195.744 83,753.785	34,411.038 13,532.459
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.706687 $10.000000	$12.240598 $11.706687	123,245.933 49,713.463	8,908.250 5,504.695
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.649503 $10.000000	$10.962738 $10.649503	37,745.862 9,092.358	960.284 732.635
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.984180 $10.000000	$10.154538 $9.984180	294,977.180 195,118.293	22,053.186 15,287.601
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	479,584.358 398,611.180	24,837.700 95,562.423
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.399412 $10.000000	$10.577994 $10.399412	1,810,558.628 969,298.909	249,831.161 193,081.112
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.149364 $10.000000	$10.322630 $10.149364	220,958.529 145,292.804	45,720.281 19,152.741
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741760 $10.000000	$10.884932 $10.741760	1,624,608.196 556,119.893	483,253.655 201,574.461
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	416,100.039 152,068.066	50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	45,378.206 0.000	56,762.344 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.120413 $10.000000	$10.467068 $10.120413	149,814.109 87,419.820	105,763.039 29,544.161
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.449437 $10.000000	$10.457830 $10.449437	489,159.798 112,218.837	58,005.134 31,598.773
33

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.495701 $10.000000	$11.560026 $11.495701	117,552.744 19,084.184	214.319 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.652493 $10.000000	$10.730141 $10.652493	4,547,958.554 1,812,160.186	428,534.264 157,873.589
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.033969 $10.000000	$11.096827 $11.033969	2,336,345.737 885,183.766	333,872.109 218,920.095
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	100,807.294 34,318.997	23,603.245 6,453.372
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	414,574.278 152,124.030	173,629.067 27,743.504
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998480	$9.902841	4,250.019	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998480	$9.862946	17,663.371	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.537980 $10.000000	$10.869310 $10.537980	1,484,483.311 622,413.183	132,269.972 67,683.110
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	131,337.396 41,240.898	88,911.436 16,648.378
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.533491 $10.000000	$10.258883 $10.533491	611,357.354 265,879.539	175,770.666 55,898.626
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.941727 $10.000000	$11.582224 $10.941727	730,541.910 283,387.831	103,780.502 55,481.023
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.532091 $10.000000	$13.506693 $12.532091	63,988.103 29,068.706	7,161.315 224.468
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.578442 $10.000000	$9.882637 $9.578442	249,919.458 75,650.356	34,878.879 8,737.666
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.719868 $10.000000	$13.112257 $11.719868	119,833.474 106,018.564	80,513.540 1,005.911
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.609569 $10.000000	$13.104874 $11.609569	191,132.350 64,552.937	69,780.272 10,257.532
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.060561 $10.000000	$10.496420 $10.060561	1,100,174.502 591,414.118	124,206.970 49,622.847
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.268922 $10.000000	$10.935810 $10.268922	1,171,194.793 505,160.442	203,465.624 82,637.648
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.691252 $10.000000	$11.353665 $10.691252	1,048,124.518 464,201.951	210,760.230 30,827.475
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.852328 $10.000000	$11.510485 $10.852328	969,212.473 339,896.373	125,950.825 16,136.459
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	133,864.494 55,617.989	17,333.970 6,627.012
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.597759 $10.000000	$14.121087 $13.597759	32,194.273 9,347.744	6,489.707 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	50,751.746 25,495.762	34,595.793 10,760.839
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.832406 $10.000000	$11.750201 $10.832406	35,764.905 2,925.072	2,533.218 7.170
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413369 $10.000000	$11.023068 $10.413369	1,111,493.247 447,863.188	65,345.774 46,547.547
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.142494 $10.000000	$10.825170 $10.142494	197,003.768 63,851.665	14,755.873 5,853.786
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.768556 $10.000000	$11.247124 $10.768556	361,640.186 126,163.176	61,063.250 27,524.767
34

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.469916 $10.000000	$9.699736 $9.469916	695,135.185 406,244.058	137,904.954 44,220.768
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.870906 $10.000000	$9.002487 $8.870906	262,887.081 94,596.042	31,462.937 16,760.130
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.120421 $10.000000	$12.485262 $12.120421	93,338.730 36,267.066	39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	209,993.651 76,374.754	57,207.837 15,633.649
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.886217 $10.000000	$12.805686 $11.886217	29,753.079 17,600.467	21,032.646 10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	56,231.083 10,364.029	27,907.096 10,715.341
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	4,951,402.067 1,811,998.711	590,875.459 167,323.199
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.542635 $10.204584	456,655.384 140,874.387	50,359.526 20,431.164
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	3,985,463.190 1,629,355.721	951,079.397 450,363.944
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.927318 $10.000000	$12.977138 $11.927318	71,042.619 35,679.078	18,539.715 8,665.049

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.725322 $10.000000	$11.277288 $10.725322	152,756.274 56,486.277	6,217.435 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.988638 $10.000000	$12.887985 $11.988638	539,089.078 147,178.697	20,510.543 1,695.662
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.171618 $10.000000	$11.547038 $11.171618	833,877.928 232,056.438	130,945.965 10,243.815
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.563258 $10.000000	$9.873617 $9.563258	742,820.206 262,512.916	31,626.964 3,738.658
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.803072 $10.000000	$12.560096 $11.803072	932,625.503 269,293.365	703,050.297 133,586.501
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.904007 $10.000000	$12.915654 $11.904007	1,147,723.314 401,760.499	417,952.422 143,570.284
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.234562 $10.000000	$10.725270 $11.234562	789,224.421 243,349.442	250,442.413 69,312.739
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.081541 $10.000000	$11.992238 $11.081541	374,891.990 96,971.498	60,819.881 5,164.836
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.928611 $10.000000	$13.100859 $11.928611	1,191,612.284 226,325.742	474,559.936 30,209.211
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.347138 $10.000000	$12.877596 $12.347138	664,468.037 116,986.679	509,792.218 28,735.814
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.722328 $10.000000	$12.281457 $11.722328	344,271.416 59,349.035	350,294.747 4,148.494
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.663753 $10.000000	$10.999388 $10.663753	47,459.645 16,632.257	1,051.756 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.997538 $10.000000	$10.188441 $9.997538	1,401,951.811 1,842,017.360	18,505.279 1,383.488
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.890633 $10.000000	$9.729250 $9.890633	1,419,900.456 1,727,691.484	391,276.499 293,788.763
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413329 $10.000000	$10.613321 $10.413329	8,256,449.224 3,955,128.014	433,651.266 223,774.389
35

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.162935 $10.000000	$10.357094 $10.162935	1,541,826.177 822,960.680	40,231.271 24,998.605
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.756115 $10.000000	$10.921279 $10.756115	4,035,152.360 1,571,002.368	230,373.462 137,089.962
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	743,361.179 646,518.867	421,655.821 174,629.578
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	593,754.936 3,482.845	56,718.188 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.133949 $10.000000	$10.502019 $10.133949	894,990.652 356,124.159	108,513.253 36,927.656
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.463402 $10.000000	$10.492730 $10.463402	1,799,118.890 859,254.384	145,024.828 24,624.544
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.511064 $10.000000	$11.598634 $11.511064	585,346.544 155,400.451	1,856.986 1,199.051
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.666738 $10.000000	$10.765963 $10.666738	22,074,908.232 8,416,943.646	317,535.793 330,832.694
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.048720 $10.000000	$11.133874 $11.048720	8,419,509.261 3,481.238.734	317,535.793 160,915.977
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.592033 $10.000000	$12.763329 $11.592033	350,201.422 50,867.318	40,531.568 17,393.577
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.678265 $10.000000	$10.677395 $10.678265	1,318,519.902 481,118.236	85,374.412 27,382.182
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998644	$9.905770	143,988.176	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998644	$9.865865	150,215.427	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.552069 $10.000000	$10.905604 $10.552069	5,302,758.711 2,452,159.553	315,446.914 193,512.887
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.169134 $10.000000	$10.218080 $9.169134	166,490.280 63,241.310	34,995.610 2,843.462
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.547569 $10.000000	$10.293130 $10.547569	2,400,838.117 1,033,844.806	109,401.619 42,480.448
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.956358 $10.000000	$11.620870 $10.956358	2,390,178.719 846,771.666	335,840.509 50,722.907
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.548831 $10.000000	$13.551757 $12.548831	220,056.334 87,026.653	79,256.269 12,115.178
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.591261 $10.000000	$9.915645 $9.591261	522,888.441 253,335.000	106,009.025 51,666.815
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.735537 $10.000000	$13.156025 $11.735537	122,331.076 12,606.972	2,126.419 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.625085 $10.000000	$13.148614 $11.625085	837,321.324 158,057.554	478,670.027 166,792.762
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.074011 $10.000000	$10.531461 $10.074011	4,459,686.872 1,848,481.012	310,069.225 154,451.238
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.282648 $10.000000	$10.972312 $10.282648	5,825,954.981 2,264,209.023	417,242.620 134,652.324
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.705543 $10.000000	$11.391564 $10.705543	3,046,400.074 1,324,765.634	169,270.878 81,991.539
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.866845 $10.000000	$11.548912 $10.866845	4,441,725.603 1,222,783.518	238,202.816 37,001.858
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.090899 $10.000000	$10.319130 $11.090899	321,593.619 86,255.852	69,872.515 50,477.022
36

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.615904 $10.000000	$14.168189 $13.615904	97,340.585 21,836.602	4,691.635 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.298900 $10.000000	$12.065997 $12.298900	138,837.629 45,252.660	16,528.296 212.264
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.846881 $10.000000	$11.789415 $10.846881	367,697.118 155,696.096	1,747.118 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.427283 $10.000000	$11.059856 $10.427283	4,038,621.568 1,521,956.282	122,967.168 50,222.198
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.156054 $10.000000	$10.861299 $10.156054	742,912.559 211,353.453	22,446.998 10,407.479
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.782951 $10.000000	$11.284678 $10.782951	1,600,587.241 605,375.864	105,071.479 61,916.712
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.482602 $10.000000	$9.732134 $9.482602	2,321,109.993 1,181,039.994	562,017.795 290,303.551
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.882785 $10.000000	$9.032552 $8.882785	1,905,725.931 265,309.758	41,392.292 23,605.265
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.136615 $10.000000	$12.526940 $12.136615	195,517.665 31,802.685	15,144.463 2,174.061
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.853885 $10.000000	$13.432961 $12.853885	635,617.289 162,884.426	448,300.487 114,130.104
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.902102 $10.000000	$12.848437 $11.902102	57,645.986 13,478.492	3,234.573 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.228868 $10.000000	$10.450790 $11.228868	83,460.367 26,244.915	27,618.553 2,941.474
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.467013 $10.000000	$10.764074 $10.467013	32,717,032.490 11,386,700.818	2,546,744.945 798,390.673
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.218227 $10.000000	$10.577824 $10.218227	3,164,750.174 1,391,501.380	484,640.672 361,354.798
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.947869 $10.000000	$11.196321 $10.947869	15,685,951.390 5,548,339.779	1,812,793.691 691,025.466
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.943257 $10.000000	$13.020441 $11.943257	222,562.763 80,969.535	24,046.726 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	9,290.371 3,341.657	917.060 316.419
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	42,593.715 21,856.165	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	95,272.296 40,691.480	891.586 306.167
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.572853 $10.000000	$9.898318 $9.572853	267,683.874 48,244.062	2,074.498 1,747.509
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	59,543.877 28,219.573	844.039 292.644
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	140,755.081 79,993.089	831.541 292.596
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	43,496.061 24,943.959	893.584 306.855
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	126,709.755 98,079.100	43.027 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	33,327.644 10,840.127	3,996.322 874,845
37

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	58,450.028 35,108.203	2,230.758 565.913
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	7,080.418 2,394.411	2,184.583 592.605
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	2,728.542 14.971	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.007569 $10.000000	$10.213968 $10.007569	99,577.778 454,433.033	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	484,704.900 384,089.323	177,092.938 20,842.924
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.423761 $10.000000	$10.639903 $10.423761	3,743,686.079 1,640,171.897	152,397.945 33,291.767
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.173136 $10.000000	$10.383067 $10.173136	756,495.092 288,617.052	52,964.041 32,302.207
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.766901 $10.000000	$10.948638 $10.766901	1,738,537.855 757,546.998	91,965.309 24,812.146
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	229,240.493 118,019.127	3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000	0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.144110 $10.000000	$10.528328 $10.144110	233,040.756 105,114.053	38,716.121 2,202.988
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.473903 $10.000000	$10.519054 $10.473903	621,632.024 285,473.261	28,961.841 36,537.062
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.522602 $10.000000	$11.627700 $11.522602	29,903.644 18,915.919	542.513 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.677437 $10.000000	$10.792938 $10.677437	7,757,462.638 3,258,183.934	327,030.171 113,366.040
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.059804 $10.000000	$11.161786 $11.059804	3,683,756.801 1,764,489.987	198,981.466 129,102.681
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	24,158.172 3,449.318	4,238.242 1,452.199
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	107,725.203 83,325.946	5,868.073 4,642.464
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998767	$9.07970	26,175.188	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998767	$9.868054	27,999.912	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.562653 $10.000000	$10.932929 $10.562653	2,300,269.186 968,809.271	86,264.053 24,968.725
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	28,645.858 15,048.486	3,004.891 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.558141 $10.000000	$10.318920 $10.558141	761,558.633 253,806.662	55,046.121 18,175.270
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.967341 $10.000000	$11.650000 $10.967341	922,108.414 278,846.205	30,327.463 13,008.480
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	10,443.257 6,832.618	3,834.095 3,834.403
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.600889 $10.000000	$9.940491 $9.600889	132,289.095 58,277.786	9,244.612 11,182.491
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	14,794.869 9,473.375	218.572 0.000
38

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	13,718.975 8,222.901	41.054 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.084125 $10.000000	$10.557858 $10.084125	1,901,607.683 902,505.293	86,383.576 21,333.911
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.292971 $10.000000	$10.999811 $10.292971	2,858,440.096 1,039,380.138	85,117.563 28,730.840
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.716280 $10.000000	$11.420103 $10.716280	932,814.082 287,278.458	193,592.776 35,401.322
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.877738 $10.000000	$11.577846 $10.877738	1,665,112.584 554,239.451	20,412.190 5,877.135
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	22,115.469 6,050.885	1,140.702 854.495
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	11,736.698 4,582.366	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	16,288.672 3,643.075	1,181.460 1,176.849
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.857766 $10.000000	$11.818958 $10.857766	8,754.652 4,677.660	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	10,589.140 911.781	342.550 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.437749 $10.000000	$11.087561 $10.437749	1,940,470.405 663,747.387	61,722.504 24,930.676
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.166237 $10.000000	$10.888512 $10.166237	338,376.125 154,285.485	63,489.171 12,625.256
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.793759 $10.000000	$11.312946 $10.793759	519,383.356 187,171.655	27,410.601 16,589.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.492111 $10.000000	$9.756515 $9.492111	638,582.276 256,632.708	39,757.580 25,569.173
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.891705 $10.000000	$9.055195 $8.891705	657,388.039 83,161.041	15,586.804 1,280.881
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	22,176.975 13,338.672	1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	33,870.139 17,070.291	3,512.824 1,934.378
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	532.878 557.189	381.096 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,634.284 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	12,187,086.846 4,153,049.354	927,625.831 87,085.678
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	1,051,554.155 472,504.182	45,757.874 2,335.180
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	6,394,792.700 2,385,027.830	324,414.451 167,039.670
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	20,269.017 2,683.729	3,787.673 3,787.978
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	9,000.968 0.000	0.000 0.000
39

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.972638 $10.000000	$12.845122 $11.972638	14,836.998 3,032.105	6,465.464 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	124,625.235 75,409.507	0.000 0.000
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.550465 $10.000000	$9.840701 $9.550465	72,895.435 27,207.388	18,830.797 1,231.452
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	73,729.957 7,390.560	1,139.475 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	47,941.594 4,060.769	8,141.349 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.219555 $10.000000	$10.689533 $11.219555	48,336.863 3,967.271	17,696.639 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	18,827.809 8,454.234	1,481.933 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.912701 $10.000000	$13.057295 $11.912701	48,597.327 5,426.899	25,555.544 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.330676 $10.000000	$12.834781 $12.330676	22,654.386 5,679.391	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.706687 $10.000000	$12.240598 $11.706687	19,252.996 4,447.118	6,583.318 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.649503 $10.000000	$10.962738 $10.649503	4,503.139 1,379.793	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.984180 $10.000000	$10.154538 $9.984180	57,029.035 17,471.857	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	396,217.631 90,198.082	41,382.544 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.399412 $10.000000	$10.577994 $10.399412	830,633.242 261,775.976	70,449.193 20,302.256
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.149364 $10.000000	$10.322630 $10.149364	121,293.408 68,183.031	18,089.026 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741760 $10.000000	$10.884932 $10.741760	438,730.559 181,462.867	39,976.124 14,012.207
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	95,314.411 210,089.217	3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	0.000 0.000	0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.120413 $10.000000	$10.467068 $10.120413	133,988.797 61,980.123	9,747.559 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.449437 $10.000000	$10.457830 $10.449437	100,902.847 54,400.588	11,831.855 1,153.454
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.495701 $10.000000	$11.560026 $11.495701	39,466.046 10,332.616	2,027.424 2,020.947
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.652493 $10.000000	$10.730141 $10.652493	1,191,094.465 574,590.373	187,247.240 64,108.488
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.033969 $10.000000	$11.096827 $11.033969	649,493.804 322,040.388	86,361.056 25,615.689
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	25,568.190 2,148.970	4,000.694 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	55,897.666 7,586.979	19,367.446 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998480	$9.902841	7,071.562	N/A
40

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998480	$9.862946	0.000	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.537980 $10.000000	$10.869310 $10.537980	646,604.816 214,649.401	26,566.895 11,340.714
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	55,759.507 11,426.843	1,275.957 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.533491 $10.000000	$10.258883 $10.533491	288,975.249 121,399.558	9,521.307 5,713.512
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.941727 $10.000000	$11.582224 $10.941727	305,553.448 151,816.419	13,506.541 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.532091 $10.000000	$13.506693 $12.532091	22,183.400 1,511.133	6,918.076 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.578442 $10.000000	$9.882637 $9.578442	77,361.468 36,806.110	17,669.545 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.719868 $10.000000	$13.112257 $11.719868	21,009.886 9,743.777	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.609569 $10.000000	$13.104874 $11.609569	26,566.340 6,008.446	12,734.689 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.060561 $10.000000	$10.496420 $10.060561	379,177.812 205,582.055	46,725.205 18,426.011
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.268922 $10.000000	$10.935810 $10.268922	426,831.812 153,557.869	14,320.404 6,451.165
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.691252 $10.000000	$11.353665 $10.691252	375,317.508 152,318.000	18,833.699 4,682.708
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.852328 $10.000000	$11.510485 $10.852328	419,353.970 176,352.356	17,503.478 5,103.611
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	71,917.815 22,044.900	553.167 523.863
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.597759 $10.000000	$14.121087 $13.597759	17,616.386 2,073.137	826.178 879.797
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	10,292.833 1,753.473	11,873.757 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.832406 $10.000000	$11.750201 $10.832406	16,397.468 10,051.989	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413369 $10.000000	$11.023068 $10.413369	277,947.180 85,136.975	23,754.796 10,343.226
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.142494 $10.000000	$10.825170 $10.142494	77,364.845 28,996.096	10,995.668 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.768556 $10.000000	$11.247124 $10.768556	184,636.573 81,578.800	4,362.675 2,338.169
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.469916 $10.000000	$9.699736 $9.469916	189,805.930 101,190.096	51,072.335 9,257.141
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.870906 $10.000000	$9.002487 $8.870906	86,578.965 112,955.236	20,321.950 6,885.940
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.120421 $10.000000	$12.485262 $12.120421	20,777.098 8,039.206	4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	56,661.441 8,070.959	6,878.443 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.886217 $10.000000	$12.805686 $11.886217	17,942.765 6,508.897	7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	5,841.191 0.000	548.753 514.886
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	1,381,841.447 493,178.589	137,249.126 11,578.948
41

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.542635 $10.204584	341,982.745 149,500.111	24,707.544 7,587.017
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	1,124,097.518 526,666.776	474,131.875 309,942.162
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.927318 $10.000000	$12.977138 $11.927318	40,316.323 3,649.583	0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.725322 $10.000000	$11.277288 $10.725322	81,020.802 58,159.861	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.988638 $10.000000	$12.887985 $11.988638	210,244.968 84,301.684	12,929.527 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.171618 $10.000000	$11.547038 $11.171618	84,420.926 28,670.208	0.000 0.000
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.563258 $10.000000	$9.873617 $9.563258	252,162.343 68,871.088	16,835.224 9,098.407
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.803072 $10.000000	$12.560096 $11.803072	183,200.735 88,512.783	0.000 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.904007 $10.000000	$12.915654 $11.904007	127,507.280 44,091.114	1,191.830 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.234562 $10.000000	$10.725270 $11.234562	117,470.611 31,502.074	15,699.939 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.081541 $10.000000	$11.992238 $11.081541	45,719.731 13,141.248	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.928611 $10.000000	$13.100859 $11.928611	279,874.719 96,693.583	21,243.648 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.347138 $10.000000	$12.877596 $12.347138	85,846.326 39,168.540	233.954 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.722328 $10.000000	$12.281457 $11.722328	76,688.615 45,387.595	13,110.657 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.663753 $10.000000	$10.999388 $10.663753	16,401.849 5,693.321	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.997538 $10.000000	$10.188441 $9.997538	306,858.160 57,098.603	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.890633 $10.000000	$9.729250 $9.890633	272,381.377 273,237.858	129,198.067 54,116.854
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413329 $10.000000	$10.613321 $10.413329	3,119,129.748 1,389,809.315	121,027.251 47,738.602
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.162935 $10.000000	$10.357094 $10.162935	611,270.545 321,170.509	53,886.256 26,710.335
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.756115 $10.000000	$10.921279 $10.756115	1,065,609.309 357,402.492	135,385.920 38,270.832
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	268,489.196 304,703.505	39,148.002 17,890.737
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	0.000 0.000	0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.133949 $10.000000	$10.502019 $10.133949	167,350.714 57,388.340	53,329.671 9,457.313
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.463402 $10.000000	$10.492730 $10.463402	752,829.888 206,568.136	118,192.092 62,716.502
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.511064 $10.000000	$11.598634 $11.511064	528,553.959 126,810.846	0.000 0.000
42

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.666738 $10.000000	$10.765963 $10.666738	4,886,943.314 1,983,334.473	330,104.621 147,099.938
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.048720 $10.000000	$11.133874 $11.048720	1,733,031.341 795,211.884	60,606.324 28,832.602
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.592033 $10.000000	$12.763329 $11.592033	70,215.684 29,345.321	7735.115 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.678265 $10.000000	$10.677395 $10.678265	231,604.940 152,276.630	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998644	$9.905770	5,400.088	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998644	$9.865865	19,932.913	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.552069 $10.000000	$10.905604 $10.552069	1,477,360.858 488,692.944	210,272.067 78,120.712
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.169134 $10.000000	$10.218080 $9.169134	65,088.757 25,062.523	290.463 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.547569 $10.000000	$10.293130 $10.547569	526,638.146 104,131.074	61,407.006 45,086.658
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.956358 $10.000000	$11.620870 $10.956358	944,584.503 318,714.850	128,779.461 39,359.873
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.548831 $10.000000	$13.551757 $12.548831	27,832.345 8,425.958	13,767.379 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.591261 $10.000000	$9.915645 $9.591261	236,095.156 80,172.815	64,889.275 27,187.752
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.735537 $10.000000	$13.156025 $11.735537	46,929.107 20,380.021	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.625085 $10.000000	$13.148614 $11.625085	179,960.749 41,446.858	14,642.890 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.074011 $10.000000	$10.531461 $10.074011	998,792.110 451,069.235	134,711.377 56,393.576
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.282648 $10.000000	$10.972312 $10.282648	1,535,589.132 614,124.908	81,927.397 23,497.813
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.705543 $10.000000	$11.391564 $10.705543	724,160.365 234,641.630	99,972.160 50,994.646
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.866845 $10.000000	$11.548912 $10.866845	997,720.443 357,702.877	92,479.414 31,430.825
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.090899 $10.000000	$10.319130 $11.090899	29,813.216 11,128.316	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.615904 $10.000000	$14.168189 $13.615904	41,984.642 21,779.951	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.298900 $10.000000	$12.065997 $12.298900	51,016.607 20,575.953	244.915 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.846881 $10.000000	$11.789415 $10.846881	69,209.192 55,261.073	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.427283 $10.000000	$11.059856 $10.427283	1,054,847.027 239,689.913	35,416.891 4,395.401
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.156054 $10.000000	$10.861299 $10.156054	294,708.243 66,277.177	3,296.509 1,384.063
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.782951 $10.000000	$11.284678 $10.782951	541,351.900 190,934.766	4,258.667 846.705
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.482602 $10.000000	$9.732134 $9.482602	590,926.863 249,729.449	96,614.325 37,935.273
43

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.882785 $10.000000	$9.032552 $8.882785	207,600.222 107,795.568	7,768.269 930.355
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.136615 $10.000000	$12.526940 $12.136615	78,004.681 42,702.022	7,425.367 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.853885 $10.000000	$13.432961 $12.853885	179,964.924 39,600.053	14,129.806 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.902102 $10.000000	$12.848437 $11.902102	22,093.884 6,590.024	14,409.570 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.228868 $10.000000	$10.450790 $11.228868	16,873.801 4,438.711	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.467013 $10.000000	$10.764074 $10.467013	5,869,627.642 1,726,331.463	328,294.369 116,149.251
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.218227 $10.000000	$10.577824 $10.218227	645,122.969 239,796.021	166,405.891 57,881.192
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.947869 $10.000000	$11.196321 $10.947869	3,576,273.140 969,869.167	496,920.946 210,717.506
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.943257 $10.000000	$13.020441 $11.943257	66,253.371 66,386.607	0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	5,712.878 2,961.832	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	7,292.741 5,060.065	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	27,674.658 5,460.791	0.000 0.000
American Funds - Bond Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.572853 $10.000000	$9.898318 $9.572853	144,000.792 20,894.979	5,769.458 4,937.603
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	16,705.093 5,605.280	2,911.497 2,109.894
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	25,761.866 2,342.830	3,655.888 1,063.820
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	13,850.687 4,393.718	2,593.533 1,087.418
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	27,202.761 787.780	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	40,929.381 2,648.529	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	17,024.895 6,157.133	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	2,322.768 329.048	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.007569 $10.000000	$10.213968 $10.007569	359,921.125 159,376.034	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	225,841.736 165,630.010	47,232.910 5,372.471
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.423761 $10.000000	$10.639903 $10.423761	792,280.900 380,104.083	39,215.668 4,700.921
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.173136 $10.000000	$10.383067 $10.173136	153,383.211 52,488.177	1,859.273 377.148
44

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.766901 $10.000000	$10.948638 $10.766901	416,605.109 132,560.522	73,431.287 12,321.160
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	97,541.816 64,588.028	556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000	0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.144110 $10.000000	$10.528328 $10.144110	77,646.183 43,283.804	1,139.108 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.473903 $10.000000	$10.519054 $10.473903	221,121.841 114,533.582	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.522602 $10.000000	$11.627700 $11.522602	8,897.914 5,858.719	2,548.395 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.677437 $10.000000	$10.792938 $10.677437	1,553,880.178 580,743.752	29,312.407 15,506.739
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.059804 $10.000000	$11,161786 $11.059804	473,947.903 175,051.481	21,954.236 3,902.179
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	26,922.556 1,618.992	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	34,490.769 5,947.822	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.998767	$9.907970	208.956	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception date November 10, 2014	2014	$9.998767	$9.868054	8,648.691	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.562653 $10.000000	$10.932929 $10.562653	575,485.283 182,959.852	38,773.744 20,631.907
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	12,732.147 2,807.881	1,651.335 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.558141 $10.000000	$10.318920 $10.558141	221,985.373 98,470.425	17,780.847 3,107.740
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.967341 $10.000000	$11.650000 $10.967341	293,151.516 136,034.029	7,893.999 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	2,945.908 3,295.572	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.600889 $10.000000	$9.940491 $9.600889	76,749.293 27,513.051	4,244.782 262.195
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	2,074.721 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	20,951.676 2,471.024	2,384.885 1,069.548
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.084125 $10.000000	$10.557858 $10.084125	297,449.461 152,872.006	51,744.671 6,663.723
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.292971 $10.000000	$10.999811 $10.292971	533,914.082 262,180.810	61,442.162 1,312.603
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.716280 $10.000000	$11.420103 $10.716280	251,893.282 68,616.863	15,107.729 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.877738 $10.000000	$11.577846 $10.877738	290,232.767 89,652.002	2,986.240 260.599
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	14,411.718 902.411	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	15,492.823 13,726.551	2,463.820 0.000
45

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	1,233.186 2,596.771	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.857766 $10.000000	$11.818958 $10.857766	8,176.799 624.471	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	85.504 0.000	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.437749 $10.000000	$11.087561 $10.437749	321,799.270 82,776.931	33,245.659 4,630.669
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.166237 $10.000000	$10.888512 $10.166237	106,443.342 28,507.539	5,559.718 5,596.475
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.793759 $10.000000	$11.312946 $10.793759	175,250.569 71,227.478	4,152.226 1,027.060
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.492111 $10.000000	$9.756515 $9.492111	199,029.260 51,271.286	1,600.884 265.059
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$8.891705 $10.000000	$9.055195 $8.891705	74,383.514 19,115.452	5,109.053 279.969
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	12,120.022 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	17,924.395 11,818.614	2,306.665 981.351
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	2,080.534 2,317.261	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,195.579 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	1,646,991.494 405,855.260	78,713.321 2,193.374
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	428,411.367 298,286.411	16,455.516 15,489.309
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	1,260,467.572 386,346.006	92,786.203 28,550.047
TA WMC US Growth - Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	4,947.493 0.000	1,361.806 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	TA BlackRock Global Allocation Managed Risk – Balanced was available on or about November 10, 2014.
(4)	TA BlackRock Global Allocation Managed Risk – Growth was available on or about November 10, 2014.
(5)	Effective on or about November 10, 2014 TA PIMCO Real Return TIPS was renamed TA PineBridge Inflation Opportunities.
(6)	Effective close of business November 7, 2014 TA Vanguard ETF Portfolio – Aggressive Growth was merged into TA Vanguard ETF Portfolio – Growth.
(7)	Effective on or about July 1, 2014 TA WMC Diversified Growth was renamed TA WMC US Growth.
46

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to February 16, 2015	5.50%
47

The information in this Prospectus is not complete and may be changed. This Prospectus is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
PROSPECTUS (Subject to Completion Issued February 20, 2015)
(To Prospectus dated May 1, 2015)
PARTNERS VARIABLE ANNUITY SERIESSM
Transamerica Life Insurance Company Separate Account B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This prospectus describes information you should know before you purchase a Partners Variable Annuity SeriesSM variable annuity. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the following portfolio companies:
AllianceBernstein Variable Products Series Fund, Inc. • American Funds Insurance Series® Trust • Fidelity® Variable Insurance Products Fund • GE Investments Funds, Inc. • Transamerica Series Trust
This prospectus also refers to the following share classes: B-Share, C-Share, L-Share and X-Share. A share class will be selected on your application and identified in your policy.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
If you elect the X-Share, we will add a credit to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
Prospectus Date: May 1, 2015
Statement of Additional Information Date: May 1, 2015

ii

TABLE OF CONTENTS continued
APPENDIX
PAM METHOD TRANSFERS	102
APPENDIX
Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders	104
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider	108
iii

INTRODUCTION
How to buy this variable annuity
√ Choose a share class*
	Qualified Policy** Minimum Initial Deposit	Non-Qualified Policy Minimum Initial Deposit	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
B-Share	$1,000	$5,000	7 years	1.15%
C-Share	$1,000	$5,000	none	1.55%
L-Share	$1,000	$5,000	4 years	1.50%
X-Share	$1,000	$5,000	9 years	1.50%
*	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. Each share class has its own minimum policy value requirements. Not all share classes may be available through your financial intermediary.
**	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).
√ Choose investment options
•	Subaccounts - Funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)*
Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM(1, 2) Retirement Income Max®(1) Retirement Income Choice® 1.6(1, 3)
Death Benefits	Return of Premium(1) Annual Step-Up(1) Additional Death Distribution(1) Additional Death Distribution +(1)
Liquidity Rider (only with B-Share Class)	Liquidity Rider
(1)	Investment or other restrictions may apply
(2)	Also includes an accumulation benefit.
(3)	Also includes an optional death benefit.
*	Additional fees may apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.
√ Complete our application or order form
√ Pay the applicable minimum initial deposit
1

FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
	B-Share	C-Share	L-Share	X-Share
Owner Transaction Expenses:
Front-End Sales Load On Purchase Payments	0%	0%	0%	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered)
Number of Years Since Premium Payment Date
Year 1	8%	0%	8%	9%
Year 2	8%	0%	8%	8%
Year 3	7%	0%	7%	7%
Year 4	6%	0%	6%	6%
Year 5	5%	0%	0%	5%
Year 6	4%	0%	0%	4%
Year 7	3%	0%	0%	3%
Year 8	0%	0%	0%	2%
Year 9	0%	0%	0%	1%
Year 10+	0%	0%	0%	0%
Transfer Fee	$0-$10	$0-$10	$0-$10	$0-$10
Special Service Fee	$0-$50	$0-$50	$0-$50	$0-$50
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Classes	B-Share	C-Share	L-Share	X-Share
Annual Service Charge	$0-$50	$0-$50	$0-$50	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Mortality and Expense Risk Fee	1.00%	1.40%	1.35%	1.35%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total Base Separate Account Annual Expenses	1.15%	1.55%	1.50%	1.50%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.15%	0.15%	0.15%	0.15%
Annual Step-Up Death Benefit	0.35%	0.35%	0.35%	0.35%
Fund Facilitation Fee	0.30%	0.30%	0.30%	0.30%
Liquidity Rider (only available with B-Share)	0.50%	—	—	—
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%	2.20%	2.15%	2.15%
Optional Rider Charges:
Additional Death Distribution (annual charge based on policy value)	0.25%	0.25%	0.25%	0.25%
Additional Death Distribution + (annual charge based on policy value)	0.55%	0.55%	0.55%	0.55%

2

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Rider Charges:
Guaranteed Principal SolutionSM (aka Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® (annual charge - % of Withdrawal Base)	2.00%	1.25%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2014 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	____%
Highest Gross	____%
The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2014, and the base policy with the combination of available optional features or riders with the highest fees and
3

expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (as of May 1, 2015). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$_____	$_____	$_____	$_____	$_____
3 Years	$_____	$_____	$_____	$_____	$_____
5 Years	$_____	$_____	$_____	$_____	$_____
10 Years	$_____	$_____	$_____	$_____	$_____
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$_____	$_____	$_____	$_____	$_____
3 Years	$_____	$_____	$_____	$_____	$_____
5 Years	$_____	$_____	$_____	$_____	$_____
10 Years	$_____	$_____	$_____	$_____	$_____
Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
Transfer Fee:  The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer.
Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.
4

Annual Service Charge:
The maximum annual service charge is $50. In no event will the service charge exceed 2% of the policy value or the maximum amount.
Criteria for Potential Waiver	Potential Waiver Amount*
Policy Value or sum of all premium payments less all withdrawals:
$50,000 thru $249,999.99	up to $35
$250,000 or more	up to $50
Participation in e-delivery program	up to $15
*	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:
Fund	Annualized Fee %
American Funds - Asset Allocation Fund - Class 2; American Funds - Growth Fund - Class 2; American Funds Growth-Income Fund - Class 2; American Funds International Fund - Class 2	0.30%
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B; GE Investments Total Return Fund - Class 2	0.20%
Voya Global Perspectives - Class S; Voya Large Cap Value - Class S; Voya Strategic Allocation Conservative - Class S; Voya Strategic Allocation Moderate - Class S	0.14%
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Fund Facilitation fee, and Liquidity Rider (for the B-Share only), but does not include any Optional Rider Charges. The death benefits are mutually exclusive.
Optional Rider Charges and Optional Guaranteed Lifetime Withdrawal Benefit Charges:
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis) for those riders.
Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year). For riders issued prior to May 1, 2014, fee information can be found in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table”.
Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers, and we have not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
5

Expense Examples:
The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.
6

THE ANNUITY
This prospectus describes information you should know before you purchase the Partners Variable Annuity SeriesSM.
An annuity is a contract between you, the owner, and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium payment; and
•	the annuitant, owner, and any joint owner are age 89 or younger (the limit may be lower for qualified policies).
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000, and generally at least $1,000 for qualified policies. You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
7

Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.
We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days from the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can't process your policy. We will also return your initial premium payment at that time unless you instruct us to hold it and credit it as soon as possible.
Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. You will not earn interest on your initial premium payment during these review periods. Any initial premium payments received by us will be held in our general account until credited to your policy.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum annual contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.
Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the variable subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to the Company, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to the Company. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
The Company reserves the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each market day and ends at the close of trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not market days.
Premium Enhancement (X-Share). If you elect the X-Share, an amount equal to the applicable premium enhancement percentage (as set forth below) of the initial premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits or living benefits) or in the calculation of fees and charges that are based on premium payments made. The premium
8

enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7.0%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
The premium enhancement percentage is determined by the annuitant's age at the time of each premium payment. The percentage will decrease as the annuitant's attained age increases. The following schedule shows the current premium enhancement percentages:
Annuitant's Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%
The current premium enhancement percentages are not guaranteed and, as noted above, may change to as little as 0.25%.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.
There is no specific charge for the premium enhancement. We expect to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Once we have received all necessary regulatory approvals (but not before), we may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events: (1) exercise of the right to cancel option; (2) exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; (3) a death benefit is payable within one year from the time we apply the premium enhancement; or (4) annuitization within one year from the time we apply the premium enhancement. In certain circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off). Please note, we will begin recapturing as soon as we receive all necessary approvals and will not provide advance notice.
The Internal Revenue Code generally requires that interests in a qualified policy be non-forfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax adviser before purchasing the X-Share as a qualified policy.
The premium enhancement may vary for certain policies and may not be available for all policies.
INVESTMENT OPTIONS
This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus or its statement of additional information.
9

Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedgeability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new portfolios (or portfolio classes) or close existing portfolios (or portfolio classes). We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, we will notify you and request a reallocation of the amounts invested in the eliminated subaccount.
10

Similarly, we may, at our discretion, close a subaccount to new investments. Any subsequent premium payments, (including dollar cost averaging transactions) or transfers (including asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased annuity units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
The Fixed Account
The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.
11

If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to the Company, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.
12

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
13

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy
14

value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for start-up expenses of the policy relating to sales, including commissions to registered representatives and other promotional expenses.
You can surrender up to 10% of your premium payments each policy year free of surrender charges. This amount is referred to as the surrender charge free amount and is determined at the time of surrender. (This amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of the surrender charge free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
For example, assume you selected the B-Share and your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)]. Likewise, assume you selected the B-Share and your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Please note, while there is no surrender charge on the withdrawal of earnings, withdrawing earnings will reduce (possibly to zero) your surrender charge free amount (10% of premium payments) for that policy year.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
We may elect to reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances which reduce our sales or other expenses or when required to by regulation or regulatory authority.
Liquidity Rider Surrender Charge Schedule. The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same as the B-Share during the first four years for each premium payment. There is an extra charge for this rider.
15

Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.
Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
16

Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
17

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
GE INVESTMENTS FUNDS, INC.	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2014 we received $193,786,739.87 for Transamerica Life Insurance Company and $11,056,449.12 for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of ours and our affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2014, TCI or its affiliates received total revenue sharing payments in the amount of $__________ from the following Fund managers and/or subadvisers to participate in TCI's events: Aegon USA Investment Management • Alliance Bernstein Investments • American Funds • BlackRock Investment Management, LLC. • Fidelity Investments • Franklin Templeton Investments • Hanlon Investment Management Inc. • ING Clarion Real Estate Securities • Janus Capital • Jennison Associates • JP Morgan Asset Management • Legg Mason Capital Management • Logan Circle Investment Partners • Madison Asset Management • MFS • Morgan Stanley Investment Management • Morningstar Advisors • Natixis Global Asset Management • Neuberger Berman • Oppenheimer Funds • Pacific Investment Management Company • Ranger Investments • Schroder • Suntrust Investments • Systematic Financial Management • TS&W • Vanguard • Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
18

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a partial surrender, in most cases it must be for at least $500 . Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the free amount each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.
Surrenders in excess of the surrender charge free amount may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfers
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
19

Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	withdrawals of cumulative interest credited for that guaranteed period option;
•	Nursing Care and Terminal Condition Waiver surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements; and
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000;
•	Certain surrenders on or within 15 days of an address change;
•	Any surrender request made on or within 15 days of an ownership change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
20

•	Any surrender when we do not have an originating or guaranteed signature on file;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law). In no event can this date be earlier than the third policy anniversary (earlier if required by state law).
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy).
Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options are explained below. Some options are fixed only.
Income for a Specified Period of at least 10 years (fixed only). We will make level annuity payments only for a fixed period of at least 10 years. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
21

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability.
We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple
22

beneficiaries, we will pay the first beneficiary to provide us with due proof of death their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the only person receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are the owner but not the annuitant; and
•	you die prior to the annuity commencement date.
Please note: Distribution requirements apply upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire guaranteed interest in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made (there is no death benefit).
23

Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit are reset on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, partial withdrawals or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	minimum required cash value; and
•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus withdrawals, from the date of death to the date the death benefit is paid less any recaptured premium enhancement. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
24

•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value to the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Annual Step-Up Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.
Adjusted Partial Surrender
When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial surrender amount, is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.
25

We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.
TAX INFORMATION
NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. The federal income tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or an employer sponsored retirement program, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (either as a surrender, withdrawal, or as annuity payments). Under certain circumstances, however, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be considered in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
26

Tax Status of the Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner's death that will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner's death prior to the annuity starting date, such owner's surviving spouse is the sole beneficiary, under the nonqualified policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of Annuities
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
27

Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy over the “investment in the policy.” In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals will be exempt from the penalty tax. They include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate
28

annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because the Company cannot verify that the owner is disabled, the Company will report such withdrawals to the IRS as early withdrawals with no known exception.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Non-Qualified Stretch Annuity
In certain instances a non-spousal beneficiary may be permitted to elect a “stretch” annuity option as a means of disbursing death proceeds from a non-qualified annuity. The only method the Company uses for making distribution payments from a non-qualified “stretch” annuity is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Partial Annuitization
Under a tax provision enacted in 2010, if part of a non-qualified annuity policy's value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.
Tax-Free Exchanges
Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity policy for another annuity contract or a qualified long-term care insurance contract. Generally, an annuity policy issued in an exchange for another annuity policy is treated as new for purposes of the penalty and distribution at death rules.
If the initial contribution is made as a result of an exchange or surrender of another annuity policy, we may require that you provide information relating to the federal income tax status of the previous annuity policy to us.
Revenue Procedure 2011-38 significantly eases the restrictions on partial transfers previously adopted by the IRS. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Section 1035 of the Code if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange and annuity payments that satisfy the newly enacted partial annuitization rule of Section 72(a)(2) of the code will not be treated as a distribution from either the old or new policy.
Pursuant to interim guidance provided in IRS Notice 2011-68, the IRS confirmed that it is permissible to partially exchange a portion of the cash surrender value of an annuity for a qualified long-term care insurance contract, provided that the requirements of Section 1035 are met. However, further guidance is needed regarding the application of Rev. Proc. 2011-38 to such transfers. Please discuss the tax consequences of any contemplated 1035 exchange transaction with a competent tax adviser.
Medicare Tax
Beginning in 2013, distributions from nonqualified annuity policies are considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. The Company is required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While
29

distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Section 3 of the Federal Defense of Marriage Act was ruled unconstitutional and the Internal Revenue Service adopted a rule in response thereto recognizing the marriage of same sex individuals validly entered into in a jurisdiction that authorizes same sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The Internal Revenue Service also ruled that the term “spouse” does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. The Company intends to administer the policy consistent with these rulings until further guidance is provided. Therefore, exercise of the spousal continuation provisions of this policy or any riders by persons who do not meet the definition of “spouse” under federal law – e.g., domestic and civil union partners – may have adverse tax consequences and/or may not be permissible.
Please note the jurisdiction where you are domiciled may not recognize same sex marriage which may limit your ability to take advantage of certain benefits provided to spouses under the policy. There are several unanswered questions regarding the scope and impact of this ruling and the subsequent guidance provided by the Internal Revenue Service. Please consult a tax adviser for more information on this subject.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
The IRS has not reviewed this policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements. The actuarial present value of death and/or living benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity starting dates, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.
Separate Account Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59½.
30

Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2013, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation (currently $5,340,000) and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
Beginning in July of 2014, we may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective foreign entities are advised to consult with a competent tax adviser regarding the application of FATCA to their particular situation.
31

Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code or to an annuity that is a qualified funding asset as defined in the Code Section 130(d) of the Code. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment,
32

disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Qualified Plan Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
33

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited from the guaranteed period options at the time of the withdrawal may be subject to an excess interest adjustment. Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly systematic withdrawals must generally be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax.
Liquidity Rider
The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
Surrender Charge Schedule. The Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge will remain unchanged from that of the B-Share for the first four years.
Rider Fee. There is an additional charge for this rider which is a percentage of the daily net asset value in the separate account which is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuitization date.
•	We may credit interest in the fixed account (if available) at a lower rate if you select this rider.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. The Additional Death Distribution is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. The Additional Death Distribution benefit is based on our claims-paying ability.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
34

Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. The Additional Death Distribution + is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. The Additional Death Distribution+ benefit is based on our claims-paying ability.
35

Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage may vary but equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ if it is still being offered, immediately. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Nursing Care and Terminal Condition Waiver
No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
36

You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances (e.g., because you were terminated, laid off, or otherwise lost your job involuntarily). In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may use this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
37

There are two Dollar Cost Averaging programs available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st market day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
38

Guaranteed Principal SolutionSM Rider
You may elect to purchase the optional Guaranteed Principal SolutionSM Rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM Rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. The Guaranteed Principal SolutionSM Rider is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. If you elect the Guaranteed Principal SolutionSM Rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
You should view the Guaranteed Principal SolutionSM Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
39

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value (the policy value will then be subject to investment risk). This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
40

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are
41

terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
42

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Guaranteed Principal SolutionSM Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. You should not view the Guaranteed Principal SolutionSM Rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
43

Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Guaranteed Principal SolutionSM Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
44

•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Guaranteed Principal SolutionSM Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company's requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. If you elect the Retirement Income Max® Rider you cannot elect another GLWB. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by the Company.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
45

Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for an example showing the effect of a minimum required distribution amount.
46

If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by the Company from time to time. In order to receive the applicable withdrawal percentage: (1) your application must be signed and received within the stated time period during which such withdrawal percentages are applicable and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth percentage, if any (see Growth below);
•	the policy value on any monthiversarySM, (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
47

Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by the Company from time to time. In order to receive the applicable growth percentage: (1) your application must be signed within the stated time period during which such growth percentages are applicable and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information
Please note: Because a withdrawal will eliminate the potential application of the growth percentage for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,764 which is the applicable withdrawal percentage of 5.3% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,501.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
48

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of the Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for rules defining annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Note: In certain instances a joint rider may be elected when a non-natural entity acting for the benefit of the annuitant's spouse is named as joint owner or the sole primary beneficiary (if there is no joint owner).
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
49

We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus an adjustment for a subsequent premium payment of $10,000 made with 20 days remaining in the first rider quarter. The withdrawal base change equals $10,000. The fee adjustment is:
= 10,000*0.0125*(20/365)
= 125*(20/365)
= $6.85
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 6.85 + 311.64
= $318.49
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
50

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company's requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. If you elect the Retirement Income Choice® 1.6 rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
51

•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero by other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
Please note:
•	If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.
52

•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:
Age at time of first withdrawal	Single Life Option Riders Issued on or after May 1, 2014	Joint Life Option Riders Issued on or after May 1, 2014	Single Life Option Riders Issued Prior to May 1, 2014	Joint Life Option Riders Issued Prior to May 1, 2014
0-58	0.0%	0.0%	0.0%	0.0%
59-64	4.00%	3.75% *	4.0%	3.5%
65-79	5.00%	4.75% *	5.0%	4.5%
≥ 80	6.00%	5.75% *	6.0%	5.5%
*	For policies issued in New York, these withdrawal percentages will be 0.25% lower.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	Current withdrawal base;
•	The withdrawal base immediately before the rider anniversary, increased by the growth percentage, if any (see Growth below);
•	The policy value on any monthiversarySM, including the current rider anniversary (see Automatic Step-Up below).
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth percentage is as follows:
Riders Issued On or after May 1, 2014	Riders Issued Prior to May 1, 2014
5.5% *	5.0%
*	For policies issued in New York with the Joint Life Option, the growth percentage will be 0.50% lower.
The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth percentage for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
53

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not increase more than 75 basis points (0.75%) from the rider fee percentage on the rider date.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next market day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
54

Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
55

Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements.(The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy).
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for rules defining annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
Note: In certain instances a joint rider may be elected when a non-natural entity acting for the benefit of the annuitant's spouse is named as joint owner or the sole primary beneficiary (if there is no joint owner).
Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
56

•	You cannot elect the Income EnhancementSM Option if you are confined in an assisted living facility or a residential care facility.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;
•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
57

The following example uses assumed policy values as follows: Group A - $50,000; Group B - $30,000; and Group C - $20,000:
Example 1: Calculation at rider issue for the first quarter fee assuming an initial withdrawal base of 100,000
= 100,000 * [(50,000*0.0155) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (775 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,245/100,000 * (91/365)
= 1,245 * (91/365)
= $310.40
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
Example 2: Calculation at rider issue for the first quarter fee assuming an initial withdrawal base from Example 1 above, plus an adjustment for a subsequent premium payment of $10,000 made with 20 days remaining in the first rider quarter (allocated as in Example 1). the withdrawal base change equals $10,000. The fee adjustment is:
= 10,000 * [(5,000*0.0155) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (20/365)
= 10,000 * (77.50 + 33 + 14) / 10,000 * (20/365)
= 10,000 * 124.50/100,000 * (91/365)
= 124.50 * (91/365)
= $6.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 6.82 + 310.40
= $317.22
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
Example 3: Calculation for $5,000 fund transfer from Group A (with $3,000 going into Group B and $2,000 into Group C) occurring during second quarter with 25 days remaining in the rider quarter, assuming:
Withdrawal Base = $104,590.16    Policy Value = $90,000
= 104,590.16 * [(-5,000*0.0155) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (25/365)
= 104,590.16 * (-77.50 + 33 + 14) / 90,000 * (25/365)
= 104,590.16 * -30.50/90,000 * (25/365)
= -35.44 * (25/365)
= $-2.43
58

Total fee assessed at end of the second rider quarter (assuming no further rider fee adjustments):
= 310.40 - 2.43
= + $307.97
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Arizona. Owners age 65 and above have a 30 day right to cancel.
59

California. Policy may be canceled by returning the policy or by sending in a written notice. Owners age 60 and above have a 30 day right to cancel. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive policy value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. Nursing Care and Terminal Condition Waiver are not available. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. The Retirement Income Max® rider does not terminate upon ownership changes or assignments that have not been approved by the Company. The fixed account is not available.
Connecticut. During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. The unemployment waiver is not available. There is no excess interest adjustment upon annuitization. Premium enhancement recapture only allowed under right to cancel period. Nursing Care and Terminal Condition Waiver is not available with X-Share. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. We have the right to reject certain ownership changes and assignments on policies with the Retirement Income Max® and Retirement Income Choice® 1.6 riders.
Florida. Owners have a 21 day right to cancel period and will receive Return of Premium. Excess interest adjustment is not applied upon annuitization or death. No surrender charge is applied upon death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® rider will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned.
Montana. Unemployment waiver is not available. Premium enhancement recapture does not include unemployment. Death benefit must be paid within 60 days and any interest due after 30 days.
New York. Under the right to cancel provision the premium payment allocated to the fixed account, if any, plus the policy value in the separate account, if any, including any fees and charges is returned. If the policy is a replacement, the right to cancel period is extended to 60 days. Additional Death Distribution, Additional Death Distribution + and the Income EnhancementSM under the Retirement Income Choice® 1.6 rider are not available. Telephone transactions may not be available. There is no excess interest adjustment. Premium enhancement recapture is not available with unemployment, death or annuitization. Death benefit payable during the accumulation phase is the greater of policy value or guaranteed minimum death benefit, if any. Policy value is used upon annuitization. Annuity commencement date cannot be earlier than the first policy anniversary. Retirement Income Max® Rider issue requirements are annuitant is 58 - 85 for Single Life or 65 - 85 for Joint Life. Guaranteed Principal SolutionSM,  Retirement Income Max® and Retirement Income Choice® 1.6 rider fees cannot be deducted from the fixed account if available. The Retirement Income Max® rider does not terminate upon ownership changes or assignments that have not been approved by the Company.
North Dakota. Right to cancel period is 20 days.
Oregon. Retirement Income Choice® 1.6 rider may not terminate upon assignment or certain ownership changes.
Washington. The Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account.
60

You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void. If you selected the X-Share, the amount of the premium enhancement may be recaptured.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal tax law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
We may pay you more than your current cash value for your voluntary participation in certain offerings. We will notify you of the terms of any such offers.
Mixed and Shared Funding
Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering our variable annuity products, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including us, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.
61

Exchanges and Reinstatements
You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).
You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.
Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
[We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and contract holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.]
62

Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI's available on the SEC's website at http://www.sec.gov. Our financial strength ratings can be found on our website.
The Separate Account
Each separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.
63

The assets of each separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Funds
At the time you purchase your policy, you may allocate your premium payment to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.
A limited number of affiliated and unaffiliated broker-dealers were paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.
The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, and the share purchased, but the commission range is from 1.25% up to 7.5% of premium payments (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.
The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
64

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2014, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from [_____ to _____], and payments of between [___% and ___%] on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.
During 2014, we and/or TCI had such “preferred product” arrangements with the following selling firms:
[AXA Advisors LLC • BancWest Investment Services, Inc. • BBVA Compass Investment Solutions, Inc. • CCO Investment Services Corp. • Centarus Financial, Inc. • Cetera Advisor Networks • Cetera Advisors LLC • Cetera Financial Specialists • Cetera Investment Services • CFD Investments, Inc. • Citigroup • Commonwealth Financial Network • Equity Services Inc. • Fifth Third Securities, Inc. • FSC Securities Corporation • Gary Goldberg & Co., Inc. • Hantz Financial Services Inc. • Huntington Investment Company • ING Financial Partners • Invest Financial Corporation • Investacorp, Inc. • Investment Centers Of America • James T. Borello & Company • Janney Montgomery Scott, LLC • Linsco Private Ledger - LPL • M&T Securities Inc. • Merrill Lynch Life Agency • Money Concepts Capital, Corp • Morgan Stanley Smith Barney • National Planning • NFP Securities • Park Avenue Securities, LLC • Raymond James and Associates • Raymond James Financial Services • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securities America, Inc. • Sigma Financial Corporation • Signator Investors, Inc. • SII Investments Inc. • SunTrust Investments Services, Inc. • The Investment Center, Inc. • Transamerica Financial Advisors • Triad Advisors, Inc. • UBS Financial Services, Inc. • US Bancorp Investments Inc. • VSR Financial Services, Inc. • Wells Fargo Advisors, L.L.C. • Wells Fargo Wealth Brokerage Insurance Agency, L.L.C. • Woodbury Financial]
During 2014, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):
Name of Firm	Amount Paid in 2014
Linsco Private Ledger - LPL	[$__________]
Morgan Stanley Smith Barney	[$__________]
Wells Fargo Wealth Brokerage	[$__________]
Wells Fargo Advisors, L.L.C.	[$__________]
UBS Financial Services	[$__________]
Transamerica Financial Advisors	[$__________]
Merrill Lynch Life Agency	[$__________]
Hantz Financial Services Inc	[$__________]
CCO Investment Services Corp.	[$__________]
National Planning	[$__________]
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
65

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
66

GLOSSARY OF TERMS
Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
Annuitant—The person on whose life any annuity payments involving life contingencies will be based.
Annuitize (Annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).
Annuity Commencement Date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law and for certain qualified policies).
Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.
Assumed Investment Return or AIR—The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.
Cash Value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
Fixed Account—One or more investment options under the policy that are part of our general assets and are not in the separate account.
Guaranteed Lifetime Withdrawal Benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred or amounts transferred when available.
Owner (You, Your)—The person who may exercise all rights and privileges under the policy.
Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
Policy Value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.
Policy Year—A policy year begins on the policy date and on each anniversary thereafter.
Separate Account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value—The portion of the policy value that is invested in the separate account.
67

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
Surrender Charge Free Amount—The amount that can be withdrawn each policy year without incurring any surrender charges.
Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
Written Notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
68

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
Please Note: We reserve the right to change investment choices made by purchasers of the Guaranteed Principal SolutionSM Rider, including changing the PAM investment option, as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AllianceBernstein Growth and Income Portfolio – Class B	AllianceBernstein Growth and Income Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation Fund - Class 2	American Funds - Asset Allocation Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Growth Fund - Class 2	American Funds - Growth Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income Fund - Class 2	American Funds - Growth-Income Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International Fund - Class 2	American Funds - International Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Capital growth.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long term capital appreciation.
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation
GE INVESTMENTS FUNDS, INC.
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST
TA Aegon Money Market - Service Class(2)	Transamerica Aegon Money Market VP – Service Class(2)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	TA Aegon Tactical Vanguard ETF - Balanced - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
69

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Capital appreciation.
TA Multi-Manager Alternative Strategies(3)	Transamerica Multi-Manager Alternative Strategies VP(3)	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: High total return.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stock of primarily non-U.S. issuers.
TA Vanguard ETF - Balanced - Service Class	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Balance capital appreciation and income.
TA Vanguard ETF - Conservative - Service Class	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Vanguard ETF - Growth - Service Class	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA Voya Balanced Allocation - Service Class	Transamerica Voya Balanced Allocation VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: Capital appreciation and current income.
TA Voya Conservative Allocation - Service Class	Transamerica Voya Conservative Allocation VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: Current income and preservation of capital.
70

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Voya Intermediate Bond - Service Class	Transamerica Voya Intermediate Bond VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: Maximize total return through income and capital appreciation
TA Voya Large Cap Growth - Service Class	Transamerica Voya Large Cap Growth VP - Service Class	Voya Investment Management Co. LLC
Investment Objective: Long-term capital growth.
TA Voya Limited Maturity Bond	Transamerica Voya Limited Maturity Bond VP - Service Class	Voya Investment Management Co. LLC
Investment Objective: High current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.
TA Voya Mid Cap Opportunities - Service Class	Transamerica Voya Mid Cap Opportunities VP - Service Class	Voya Investment Management Co. LLC
Investment Objective: Long-term capital appreciation.
TA Voya Moderate Growth Allocation - Service Class	Transamerica Voya Moderate Growth Allocation VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.
VOYA INVESTORS TRUST
Voya Global Perspectives - Class S	Voya Global Perspectives - Class S	Voya Investment Management Co. LLC
Investment Objective: Seeks total return.
Voya Large Cap Value - Class S	Voya Large Cap Value - Class S	Voya Investment Management Co. LLC
Investment Objective: Seeks long-term growth of capital and current income.
VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.
Voya Strategic Allocation Conservative - Class S	Voya Strategic Allocation Conservative - Class S	Voya Investment Management Co. LLC
Investment Objective: Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Moderate - Class S	Voya Strategic Allocation Moderate - Class S	Voya Investment Management Co. LLC
Investment Objective: Seeks to provide total return (i.e., income and capital growth, both realized and unrealized).
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	This investment option is not available with the Return of Premium death benefit or the Annual Step-Up death benefit.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
71

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	√	√
AllianceBernstein Growth and Income Portfolio – Class B	√	√
American Funds - Asset Allocation Fund - Class 2	√	√
American Funds - Growth Fund - Class 2	√	√
American Funds - Growth-Income Fund - Class 2	√	√
American Funds - International Fund - Class 2	√	√
Fidelity VIP Balanced Portfolio - Service Class 2	√	√
Fidelity VIP Contrafund® Portfolio – Service Class 2	√	√
Fidelity VIP Mid Cap Portfolio – Service Class 2	√	√
Fidelity VIP Value Strategies Portfolio – Service Class 2	√	√
GE Investments Total Return Fund - Class 3	√	√
TA Aegon Money Market - Service Class	√	√	√	√			√
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	√	√		√		√
TA Aegon U.S. Government Securities - Service Class	√	√	√	√			√
TA Barrow Hanley Dividend Focused - Service Class	√	√
TA BlackRock Global Allocation - Service Class	√	√
TA BlackRock Tactical Allocation - Service Class	√	√				√
TA Clarion Global Real Estate Securities - Service Class	√	√
TA JPMorgan Enhanced Index - Service Class	√	√
TA JPMorgan Mid Cap Value - Service Class	√	√
TA Legg Mason Dynamic Allocation - Balanced - Service Class	√	√		√		√
TA Jennison Growth - Service Class	√	√
TA MFS International Equity - Service Class	√	√
TA Morgan Stanley Capital Growth - Service Class	√	√
TA Morgan Stanley Mid Cap Growth - Service Class	√	√
TA PIMCO Total Return - Service Class	√	√					√
TA Systematic Small Mid Cap Value - Service Class	√	√
TA T. Rowe Price Small Cap - Service Class	√	√
TA Torray Concentrated Growth - Service Class	√	√
TA TS&W International Equity - Service Class	√	√
TA Vanguard ETF - Balanced - Service Class	√	√	√	√		√
TA Vanguard ETF - Conservative - Service Class	√	√	√	√			√
TA Vanguard ETF - Growth - Service Class	√	√			√
TA Voya Balanced Allocation - Service Class	√	√	√			√
TA Voya Conservative Allocation - Service Class	√	√	√	√			√
72

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
TA Voya Intermediate Bond - Service Class	√	√
TA Voya Large Cap Growth - Service Class	√	√
TA Voya Limited Maturity Bond	√	√	√	√			√
TA Voya Mid Cap Opportunities - Service Class	√	√
TA Voya Moderate Growth Allocation - Service Class	√	√			√
TA WMC US Growth - Service Class	√	√
Voya Global Perspectives - Class S	√	√
Voya Large Cap Value - Class S	√	√
Voya Strategic Allocation Conservative - Class S	√	√
Voya Strategic Allocation Moderate - Class S	√	√
Fixed Account			√	√			√
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
73

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (excluding any applicable fund facilitation fees) available on December 31, 2014. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.700276 $10.000000	$11.211641 $10.700276	0.000 0.000	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.960652 $10.000000	$12.813021 $11.960652	0.000 0.000	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.145519 $10.000000	$11.479805 $11.145519	11,907.910 0.000	0.000 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.775513 $10.000000	$12.486969 $11.775513	1,587.796 363.553	0.000 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.876212 $10.000000	$12.840468 $11.876212	1,202.372 220.186	0.000 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.208331 $10.000000	$10.662829 $11.208331	303.330 304.826	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.055665 $10.000000	$11.922483 $11.055665	0.000 0.000	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.900768 $10.000000	$13.024664 $11.900768	4,747.222 592.324	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.318322 $10.000000	$12.802693 $12.318322	4,025.953 436.161	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.694967 $10.000000	$12.210010 $11.694967	0.000 0.000	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.638836 $10.000000	$10.935350 $10.638836	0.000 0.000	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.867524 $10.000000	$9.672635 $9.867524	0.000 0.000	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.515832 $10.000000	$9.739847 $9.515832	2,624.120 0.000	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.515832 $10.000000	$9.739847 $9.515832	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.564972 $10.000000	$12.689079 $11.564972	0.000 0.000	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.653324 $10.000000	$10.615269 $10.653324	853.851 154.086	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.544197	$10.842138	13,741.737	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.147694 $10.000000	$10.158628 $9.147694	0.000 0.000	0.000 0.000
74

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.519543 $10.000000	$13.472935 $12.519543	0.000 0.000	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.708139 $10.000000	$13.079512 $11.708139	0.000 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.597940 $10.000000	$13.072133 $11.597940	3,386.022 0.000	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.065013 $10.000000	$10.259096 $11.065013	0.000 0.000	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.584149 $10.000000	$14.085816 $13.584149	2,054.257 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.270186 $10.000000	$11.995798 $12.270186	0.000 0.000	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.108297 $10.000000	$12.454065 $12.108297	3,424.076 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.823910 $10.000000	$13.354847 $12.823910	4,065.451 212.280	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.874312 $10.000000	$12.773695 $11.874312	0.000 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.202665 $10.000000	$10.389993 $11.202665	0.000 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.442550 $10.000000	$10.701436 $10.442550	15,615.370 7,279.588	0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.194356 $10.000000	$10.516279 $10.194356	815.618 823.282	0.000 0.000
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.922306 $10.000000	$11.131179 $10.922306	8,488.078 3,027.932	0.000 0.000
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.567811 $10.000000	$10.440484 $10.567811	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.153361 $10.000000	$9.961223 $10.153361	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.521792 $10.000000	$9.876973 $9.521792	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.682892 $10.000000	$12.953982 $11.682892	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.857316 $10.000000	$9.687545 $9.857316	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.663161 $10.000000	$12.405270 $11.663161	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.972392 $10.000000	$10.828386 $10.972392	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.915368 $10.000000	$12.944696 $11.915368	3,536.420 450.670	0.000 0.000

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.761224 $10.000000	$11.371714 $10.761224	37,128.764 14,995.732	2,670.490 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$12.028720 $10.000000	$12.995901 $12.028720	92,791.945 35,314.073	24,093.739 3,498.424
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.208984 $10.000000	$11.643706 $11.208984	293,609.932 138,211.893	4.304 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.842546 $10.000000	$12.665223 $11.842546	186,803.477 71,129.439	21,557.734 13,719.092
75

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.943820 $10.000000	$13.023761 $11.943820	170,921.732 52,765.149	19,939.072 17,557.157
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.272124 $10.000000	$10.815068 $11.272124	114,327.791 16,463.971	10,509.620 8,788.363
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.118629 $10.000000	$12.092692 $11.118629	101,808.240 18,532.916	5,420.067 1,571.840
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.968514 $10.000000	$13.210576 $11.968514	311,539.859 100,871.307	28,934.053 12,693.008
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.388426 $10.000000	$12.985456 $12.388426	105,849.851 32,322.823	9,551.853 4,479.211
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.761540 $10.000000	$12.384321 $11.761540	71,885.942 35,644.269	4,860.226 7,281.608
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.699427 $10.000000	$11.091476 $10.699427	9,930.760 6,653.874	778.524 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.923751 $10.000000	$9.810770 $9.923751	1,443,548.814 899,801.995	2,879,830.881 145,828.155
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	609,174.753 520,275.110	117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.630812 $10.000000	$12.870208 $11.630812	25,626.680 7,256.513	15,934.879 4,780.753
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.714003 $10.000000	$10.766844 $10.714003	108,638.151 32,497.068	19,450.547 13,264.757
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.633686	$10.996952	4,320,865.703	431,236.557
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.199845 $10.000000	$10.303687 $9.199845	41,164.836 12,860.930	21,172.153 2,560.342
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.590808 $10.000000	$13.665247 $12.590808	81,827.659 51,653.070	3,126.294 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.774789 $10.000000	$13.266196 $11.774789	40,675.593 20,179.528	663.236 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.663974 $10.000000	$13.258726 $11.663974	60,493.765 31,965.230	6,344.237 6,129.223
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.127981 $10.000000	$10.405556 $11.127981	66,623.112 22,301.612	10,139.958 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.661415 $10.000000	$14.286806 $13.661415	37,151.629 17,726.290	3,776.684 1,728.342
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.340009 $10.000000	$12.167048 $12.340009	64,211.374 28,463.664	7,724.044 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.221398 $10.000000	$10.402812 $10.221398	11,466.650 2,592.569	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.177203 $10.000000	$12.631853 $12.177203	54,971.042 18,193.980	8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.896853 $10.000000	$13.545434 $12.896853	89,796.826 36,367.237	12,915.262 7,173.521
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.941909 $10.000000	$12.956027 $11.941909	18,934.105 5,936.209	4,290.081 8,268.552
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.266414 $10.000000	$10.538329 $11.266414	68,345.199 20,897.827	7,872.892 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.502044 $10.000000	$10.854242 $10.502044	29,511,848.402 8,825,054.935	1,824,512.810 372,941.020
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.252434 $10.000000	$10.666439 $10.252434	2,724,971.946 875,220.175	181,285.657 29,954.334
76

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.984499 $10.000000	$11.290100 $10.984499	10,727,843.524 3,424,842.904	1,422,137.997 312,077.531
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.628011 $10.000000	$10.589586 $10.628011	555,304.034 260,732.905	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.211208 $10.000000	$10.103481 $10.211208	79,988.358 55,873.014	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.576068 $10.000000	$10.018015 $9.576068	3,399.019 3,542.258	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.749414 $10.000000	$13.138900 $11.749414	1,357.158 1,611.332	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.913487 $10.000000	$9.825883 $9.913487	24,410.049 14,372.866	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.729559 $10.000000	$12.582371 $11.729559	1,430.030 1,576.887	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.034895 $10.000000	$10.983028 $11.034895	249,258.716 138,519.688	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.983201 $10.000000	$13.129488 $11.983201	21,928.432 2,268.861	2,404.406 704.213
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.707426 $10.000000	$11.230363 $10.707426	811.084 0.000	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.968644 $10.000000	$12.834412 $11.968644	14,624.499 2,369.962	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.152965 $10.000000	$11.498985 $11.152965	8,375.065 1,466.780	0.000 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.783374 $10.000000	$12.507820 $11.783374	12,226.155 4,230.107	0.000 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.884149 $10.000000	$12.861910 $11.884149	11,316.328 4,909.629	0.000 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.215808 $10.000000	$10.680630 $11.215808	51,256.929 1,229.873	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.063047 $10.000000	$11.942380 $11.063047	14,364.577 1,997.869	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.908722 $10.000000	$13.046409 $11.908722	14,462.604 1,992.978	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.326543 $10.000000	$12.824063 $12.326543	5,679.638 2,736.118	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.702776 $10.000000	$12.230390 $11.702776	9,025.567 886.819	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.645948 $10.000000	$10.953594 $10.645948	4,220.287 550.217	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.874119 $10.000000	$9.688788 $9.874119	15,380.422 5,573.634	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	6,050.282 2,022.228	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.572700 $10.000000	$12.710268 $11.572700	60,730.462 2,624.079	0.000 0.000
77

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.660455 $10.000000	$10.633000 $10.660455	21,409.004 11,363.560	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2014	$10.554697	$10.860255	43,907.891	9,284.186
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.153815 $10.000000	$10.175588 $9.153815	3,859.222 204.168	628.202 628.281
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.527909 $10.000000	$13.495430 $12.527909	8,448.449 846.776	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.715964 $10.000000	$13.101339 $11.715964	7,601.914 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.605686 $10.000000	$13.093960 $11.605686	15,708.208 3,547.942	525.570 525.635
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.072399 $10.000000	$10.276225 $11.072399	53,613.106 2,797.604	2,214.953 2,215.228
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.593218 $10.000000	$14.109322 $13.593218	9,517.292 1,952.504	500.269 500.331
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.278394 $10.000000	$12.015839 $12.278394	9,494.094 3,585.144	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.116373 $10.000000	$12.474849 $12.116373	8,091.209 2,146.864	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.832468 $10.000000	$13.377124 $12.832468	12,381.004 2,921.469	501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.882254 $10.000000	$12.795018 $11.882254	871.220 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.210143 $10.000000	$10.407336 $11.210143	50,593.389 935.393	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.449534 $10.000000	$10.719311 $10.449534	134,939.596 66,841.118	775.283 779.908
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.201181 $10.000000	$10.533842 $10.201181	11,369.144 3,755.106	0.000 0.000
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.929605 $10.000000	$11.149760 $10.929605	322,858.268 282,854.970	0.000 0.000
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.574878 $10.000000	$10.457928 $10.574878	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.160147 $10.000000	$9.977856 $10.160147	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.528165 $10.000000	$9.893461 $9.528165	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.690703 $10.000000	$12.975622 $11.690703	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.863906 $10.000000	$9.703733 $9.863906	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.670947 $10.000000	$12.425972 $11.670947	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.979736 $10.000000	$10.846484 $10.979736	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.923333 $10.000000	$12.966311 $11.923333	48,163.289 0.000	0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.732499 $10.000000	$11.296085 $10.732499	5,553.633 2,156.303	0.000 0.000
78

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.996639 $10.000000	$12.909499 $11.996639	7,935.036 4,707.190	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.179081 $10.000000	$11.566317 $11.179081	89,492.556 52,330.532	0.000 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.810950 $10.000000	$12.581044 $11.810950	29,999.823 9,822.023	0.000 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.911959 $10.000000	$12.937215 $11.911959	43,576.593 17,099.440	291.339 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.242065 $10.000000	$10.743192 $11.242065	17,623.802 6,137.813	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.088942 $10.000000	$12.012257 $11.088942	45,266.437 6,173.877	312.718 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.936588 $10.000000	$13.122735 $11.936588	15,545.543 4,030.545	758.999 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.355386 $10.000000	$12.899104 $12.355386	7,244.043 3,171.412	385.162 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.730167 $10.000000	$12.301966 $11.730167	4,087.661 1,989.725	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.670871 $10.000000	$11.017704 $10.670871	0.000 0.000	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.897251 $10.000000	$9.745501 $9.897251	177,829.583 57,870.277	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	21,000.087 4,015.540	1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.599780 $10.000000	$12.784634 $11.599780	9,753.405 1,392.000	777.453 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.685410 $10.000000	$10.695234 $10.685410	43,812.597 5,265.608	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.591478	$10.923812	$109,425.734	6,677.203
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.175268 $10.000000	$10.235148 $9.175268	16,043.348 2,015.854	1,216.213 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.557212 $10.000000	$13.574386 $12.557212	552.452 0.000	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.743375 $10.000000	$13.177987 $11.743375	9,530.887 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.632849 $10.000000	$13.170557 $11.632849	7,403.883 156.987	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.098302 $10.000000	$10.336362 $11.098302	6,939.289 903.481	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.625003 $10.000000	$14.191846 $13.625003	393.752 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.307103 $10.000000	$12.086135 $12.307103	3,678.608 329.927	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date	2014 2013	$10.215014 $10.000000	$10.354805 $10.215014	5,964.134 0.000	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.144720 $10.000000	$12.547857 $12.144720	4,027.812 2,464.500	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.862470 $10.000000	$13.455383 $12.862470	4,739.599 2,044.119	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.910049 $10.000000	$12.869880 $11.910049	193.601 198.556	0.000 0.000
79

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.236370 $10.000000	$10.468245 $11.236370	4,225.344 417.455	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.474011 $10.000000	$10.782050 $10.474011	756,398.166 324,141.525	6,004.898 967.149
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.225070 $10.000000	$10.595495 $10.225070	161,988.229 37,130.072	0.000 0.000
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.955190 $10.000000	$11.215008 $10.955190	355,693.450 110,614.547	149,063.309 0.000
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.599628 $10.000000	$10.519133 $10.599628	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.183933 $10.000000	$10.036254 $10.183933	0.000 1,171.269	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.550486 $10.000000	$9.951362 $9.550486	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.718062 $10.000000	$13.051527 $11.718062	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.887009 $10.000000	$9.760528 $9.887009	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.698263 $10.000000	$12.498694 $11.698263	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.005434 $10.000000	$10.909958 $11.005434	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.951240 $10.000000	$13.042186 $11.951240	813.825 814.652	0.000 0.000
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	32,982.190 23,950.748	8,285.275 3,283.869
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.972638 $10.000000	$12.845122 $11.972638	151,531.231 30,535.530	48,509.167 19,817.027
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	467,645.277 124,246.861	5,922.102 4,991.738
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	199,745.633 61,268.689	59,927.705 14,467.469
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	456,920.276 130,249.623	14,488.554 8,566.638
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.219555 $10.000000	$10.689533 $11.219555	169,039.393 32,094.277	75,437.299 8,491.946
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	147,271.196 25,153.215	13,453.705 1,847.105
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.912701 $10.000000	$13.057295 $11.912701	304,049.444 81,347.031	87,394.017 25,699.180
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.330676 $10.000000	$12.834781 $12.330676	206,195.744 83,753.785	34,411.038 13,532.459
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.706687 $10.000000	$12.240598 $11.706687	123,245.933 49,713.463	8,908.250 5,504.695
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.649503 $10.000000	$10.962738 $10.649503	37,745.862 9,092.358	960.284 732.635
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	479,584.358 398,611.180	24,837.700 95,562.423
80

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	416,100.039 152,068.066	50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	45,378.206 0.000	56,762.344 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	100,807.294 34,318.997	23,603.245 6,453.372
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	414,574.278 152,124.030	173,629.067 27,743.504
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.559938	$10.869310	1,484,483.311	132,269.972
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	131,337.396 41,240.898	88,911.436 16,648.378
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.532091 $10.000000	$13.506693 $12.532091	63,988.103 29,068.706	7,161.315 224.468
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.719868 $10.000000	$13.112257 $11.719868	119,833.474 106,018.564	80,513.540 1,005.911
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.609569 $10.000000	$13.104874 $11.609569	191,132.350 64,552.937	69,780.272 10,257.532
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	133,864.494 55,617.989	17,333.970 6,627.012
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.597759 $10.000000	$14.121087 $13.597759	32,194.273 9,347.744	6,489.707 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	50,751.746 25,495.762	34,595.793 10,760.839
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.120421 $10.000000	$12.485262 $12.120421	93,338.730 36,267.066	39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	209,993.651 76,374.754	57,207.837 15,633.649
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.886217 $10.000000	$12.805686 $11.886217	29,753.079 17,600.467	21,032.646 10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	56,231.083 10,364.029	27,907.096 10,715.341
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	4,951,402.067 1,811,998.711	590,875.459 167,323.199
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.542635 $10.204584	456,655.384 140,874.387	50,359.526 20,431.164
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	3,985,463.190 1,629,355.721	951,079.397 450,363.944
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.578410 $10.000000	$10.466655 $10.578410	2,974.668 2,985.713	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.163544 $10.000000	$9.986188 $10.163544	2,254.144 1,749.324	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.531357 $10.000000	$9.901719 $9.531357	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.694603 $10.000000	$12.986438 $11.694603	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.867211 $10.000000	$9.711830 $9.867211	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.674848 $10.000000	$12.436351 $11.674848	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.983397 $10.000000	$10.855523 $10.983397	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.927318 $10.000000	$12.977138 $11.927318	71,042.619 35,679.078	18,539.715 8,665.049

81

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	9,290.371 3,341.657	917.060 316.418
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	42,593.715 21,856.165	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	95,272.296 40,691.480	891.586 306,167
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	59,543.877 28,219.573	844.039 292.644
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	140,755.081 79,993.089	831.541 292.596
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	43,496.061 24,943.959	893.584 306.855
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	126,709.755 98,079.100	43.027 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	33,327.644 10,840.127	3,996.322 874.845
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	58,450.028 35,108.203	2,230.758 565.913
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	7,080.418 2,394.411	2,184.583 592.605
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	2,728.542 14.971	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	484,704.900 384,089.323	177,092.938 20,842.924
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	229,240.493 118,019.127	3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	24,158.172 3,449.318	4,238.242 1,452.199
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	107,725.203 83,325.946	5,868.073 4,642.464
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2014	$10.596743	$10.932929	2,300,269.186	86,264.053
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	28,645.858 15,048.486	3,004.891 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	10,443.257 6,832.618	3,834.095 3,834.403
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	14,794.869 9,473.375	218.572 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	13,718.975 8,222.901	41.054 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	22,115.469 6,050.885	1,140.702 854.495
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	11,736.698 4,582.366	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	16,288.672 3,643.075	1,181.460 2,596.771
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	10,589.140 911.781	342.550 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	22,176.975 13,338.672	1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	33,870.139 17,070.291	3,512.824 1,934.378
82

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	532.878 557.189	381.096 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,634.284 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	12,187,086.849 4,153,049.354	927,625.831 87,085.678
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	1,051,554.155 472,504.182	45,757.874 2,335.180
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	6,394,792.700 2,385,027.830	324,414.451 167,039.670
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.603184 $10.000000	$10.527919 $10.603184	10,953.937 3,243.810	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.187349 $10.000000	$10.044656 $10.187349	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.553685 $10.000000	$9.959690 $9.553685	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.721983 $10.000000	$13.062424 $11.721983	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.890320 $10.000000	$93768667 $9.890320	29.485 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.702162 $10.000000	$12.509117 $11.702162	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.009120 $10.000000	$10.919078 $11.009120	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	20,269.017 2,683.729	3,787.673 3,787.978
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	9,000.968 0.000	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.972638 $10.000000	$12.845122 $11.972638	14,836.998 3,032.105	6,465.464 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	124,625.235 75,409.507	0.000 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	73,729.957 7,390.560	1,139.475 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	47,941.594 4,060.769	8,141.349 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.219555 $10.000000	$10.689533 $11.219555	48,336.863 3,967.271	17,696.639 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	18,827.809 8,454.234	1,481.933 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.912701 $10.000000	$13.057295 $11.912701	48,597.327 5,426.899	25,555.544 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.330676 $10.000000	$12.834781 $12.330676	22,654.386 5,679.391	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.706687 $10.000000	$12.240598 $11.706687	19,252.996 4,447.118	6,583.318 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.649503 $10.000000	$10.962738 $10.649503	4,503.139 1,379.793	0.000 0.000
83

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	396,217.631 90,198.082	41,382.544 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	95,314.411 210,089.217	3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	25,568.190 2,148.970	4,000.694 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	55,897.666 7,586.979	19,367.446 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.559938	$10.869310	646,604.816	26,566.895
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	55,759.507 11,426.843	1,275.957 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.532091 $10.000000	$13.506693 $12.532091	22,183.400 1,511.133	6,918.076 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.719868 $10.000000	$13.112257 $11.719868	21,009.886 9,743.777	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.609569 $10.000000	$13.104874 $11.609569	26,566.340 6,008.446	12,734.689 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	71,917.815 22,044.900	553.167 523.863
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.597759 $10.000000	$14.121087 $13.597759	17,616.386 2,073.137	826.178 879.797
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	10,292.833 1,753.473	11,873.757 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.120421 $10.000000	$12.485262 $12.120421	20,777.098 8,039.206	4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	56,661.441 8,070.959	6,878.443 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.886217 $10.000000	$12.805686 $11.886217	17,942.765 6,508.897	7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	5,841.191 0.000	548.753 514.886
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	1,381,841.447 493,178.589	137,249.126 11,578.948
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.524635 $10.204584	341,982.745 149,500.111	24,707.544 7,587.017
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	1,124,097.518 526,666.776	474,131.875 309,942.162
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.578410 $10.000000	$10.466655 $10.578410	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.163544 $10.000000	$9.986188 $10.163544	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.531357 $10.000000	$9.901719 $9.531357	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.694603 $10.000000	$12.986438 $11.694603	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.867211 $10.000000	$9.711830 $9.867211	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.674848 $10.000000	$12.436351 $11.674848	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.983397 $10.000000	$10.855523 $10.983397	0.000 0.000	0.000 0.000
84

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.927318 $10.000000	$12.977138 $11.927318	40,316.323 3,649.583	0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	5,712.878 2,961.832	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	7,292.741 5,060.065	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	27,674.658 5,460.794	0.000 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	16,705.093 5,605.280	2,911.497 2,109.894
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	25,761.866 2,342.830	3,655.888 1,063.820
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	13,850.687 4,393.718	2,593.533 1,087.418
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	27,202.761 787.780	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	40,929.381 2,648.529	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	17,024.895 6,157.133	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	2,322.768 329.048	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	0.000 0.000	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	225,841.736 165,630.010	47,232.910 5,372.471
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	97,541.816 64,588.028	556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	26,922.556 1,618.992	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	34,490.769 5,947.822	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.596743	$10.932929	575,485.283	38,773.744
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	12,732.147 2,807.881	1,651.335 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	2,945.908 3,295.572	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	2,074.721 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	20,951.676 2,471.024	2,384.885 1,069.548
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	14,411.718 902.411	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	15,492.823 13,726.551	2,463.820 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	1,233.186 2,596.771	0.000 0.000
85

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	85.504 0.000	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	12,120.022 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	17,924.395 11,818.614	2,306.665 981.351
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	2,080.534 2,317.261	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,195.579 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	1,646,991.494 405,855.260	78,713.321 2,193.374
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	428,411.367 298,286.411	16,455.516 15,489.309
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	1,260,467.572 386,346.006	92,786.203 28,550.047
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.603184 $10.000000	$10.527919 $10.603184	24,919.498 25,187.878	0.000 0.000
TA Voya Conservative Allocation - Service Class 2014 Subaccount inception date May 1, 2013	2014 2013	$10.187349 $10.000000	$10.044656 $10.187349	1,839.231 1,861.199	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.553685 $10.000000	$9.959690 $9.553685	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.721983 $10.000000	$13.062424 $11.721983	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.890320 $10.000000	$9.768667 $9.890320	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.702162 $10.000000	$12.509117 $11.702162	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.009120 $10.000000	$10.919078 $11.009120	748.502 737.489	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	4,947.493 0.000	1,361.806 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective on or about July 1, 2014 TA WMC Diversified Growth was renamed TA WMC US Growth.
The TA Legg Mason Dynamic Allocation – Balanced, TA Aegon Tactical Vanguard ETF – Balanced, TA PIMCO Total Return, Voya Global Perspectives, Voya Large Cap Value, Voya Strategic Allocation Conservative and the Voya Strategic Allocation Moderate had not commenced operation as of December 31, 2014, therefore, comparable data is not available.
86

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
87

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.
88

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, we will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87
89

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
90

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 95,550	$ 95,400	$100,000	$ 95,200	$100,000
2	18%	$112,319	$112,000	$100,000	$111,574	$111,574
3	15%	$128,661	$128,128	$100,000	$127,418	$127,418
4	-7%	$119,076	$118,390	$100,000	$117,479	$127,418
5	2%	$120,922	$120,047	$100,000	$118,889	$127,418
6	10%	$132,470	$131,332	$100,000	$129,827	$129,827
7	14%	$150,420	$148,930	$100,000	$146,964	$146,964
8	-3%	$145,230	$143,569	$100,000	$141,379	$146,964
9	17%	$169,266	$167,114	$100,000	$164,283	$164,283
10	6%	$178,660	$176,138	$100,000	$172,826	$172,826
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.
91

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000
92

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00
93

APPENDIX
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Important aspects of the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider are summarized in the following chart.
Note: The Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies or in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select–if you invest in certain designated investment options.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
For riders issued on or after

May 1, 2014................................................5.5%
For riders issued prior to
May 1, 2014................................................5.0%
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
94

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charges: 1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter.	Current Charge:
(1) for Base Benefit only—(single and joint life) of withdrawal base deducted on each rider quarter:
For riders issued on or after

May 1, 2014................0.70% to 1.45% annually
For riders issued prior to
May 1, 2014................0.70% to 1.55% annually
(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;
(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
Withdrawal Percentages (Single Life):

0-58..................................................................0.0%
59-64................................................................4.0%
65-79................................................................5.0%
80+...................................................................6.0%
95

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
Withdrawal Percentages (Joint Life):

For riders issued on or after May 1, 2014
0-58..................................................................0.0%
59-64..............................................................3.75%
65-79..............................................................4.75%
80+.................................................................5.75%
For riders issued prior to May 1, 2014

0-58..................................................................0.0%
59-64................................................................3.5%
65-79................................................................4.5%
80+...................................................................5.5%
96

APPENDIX
GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
97

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
98

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.
99

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06
100

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.
101

APPENDIX
PAM METHOD TRANSFERS
To make the Guaranteed Principal SolutionSM Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
102

PAM METHOD TRANSFERS — (Continued)
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))
X = 13.9948%
Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.
Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Guarantee Ratio = 105%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1= 1.003524
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))
X = 8.6605%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.
103

APPENDIX
Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.
104

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.
105

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.
106

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Max®, and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Max®, and Retirement Income Choice® 1.6 riders.
107

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%
108

The information in this prospectus supplement is not complete and may be changed. This prospectus supplement is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This prospectus supplement is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued February 20, 2015)

(To Prospectus dated May 1, 2015)

PARTNERS VARIABLE ANNUITY SERIES

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated May 1, 2015

to the

Prospectus dated May 1, 2015

This Rate Sheet Prospectus Supplement (this “supplement”) should be read and retained with the prospectus for the Partners Variable Annuity Series variable annuity. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are currently offering on the Retirement Income Max®. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with an effective Partners Variable Annuity Series variable annuity prospectus.

The rates below apply for applications signed between May 1, 2015 and June 30, 2015. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after June 30, 2015. It is also possible for a new Rate Sheet Prospectus Supplement to be filed prior to June 30, 2015, which would supersede this supplement. We are under no obligation to notify you that this Rate Sheet Prospectus Supplement is no longer in effect. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.20%	3.80%
65-79	5.20%	4.80%
≥80	6.20%	5.80%

*	The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed above or earlier if a new Rate Sheet Prospectus Supplement is filed prior to the end of the period discussed above since that new Rate Sheet Prospectus Supplement would supersede this supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

STATEMENT OF ADDITIONAL INFORMATION (Subject to Completion February 20, 2015)
(To Statement of Additional Information dated May 1, 2015)
STATEMENT OF ADDITIONAL INFORMATION
PARTNERS VARIABLE ANNUITY SERIESSM
Issued through
Transamerica Life Insurance Company Separate Account B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Partners Variable Annuity SeriesSM variable annuity offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2015, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2015
The information in this statement of additional information is not complete and may be changed. This Statement of Additional Information is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

ii

GLOSSARY OF TERMS
Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
Annuitant—The person on whose life any annuity payments involving life contingencies will be based.
Annuity Commencement Date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law and for certain qualified policies).
Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.
Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
Assumed Investment Return or AIR—The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.
Beneficiary—The person who has the right to the death benefit as set forth in the policy.
Cash Value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
Enrollment Form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
Fixed Account—One or more investment choices under the policy that are part of our general assets and are not in the separate account.
Guaranteed Lifetime Withdrawal Benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
Market Day—A day when the New York Stock Exchange is open for business.
Nonqualified Policy—A policy other than a qualified policy.
Owner (You, Your)—The person who may exercise all rights and privileges under the policy.
Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
Policy Value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
1

•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
Policy Year—A policy year begins on the policy date and on each anniversary thereafter.
Premium Payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
Separate Account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value—The portion of the policy value that is invested in the separate account.
Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.
Subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
Supportable Payment—The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
Surrender Charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge” or a “contingent deferred sales load.”
Surrender Charge Free Amount—The amount that can be withdrawn each policy year without incurring any surrender charges.
Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
Written Notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
2

In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
If the age or sex of the annuitant or owner has been misstated, we will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest as specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our administrative office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the
3

existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2). The default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “2000 Table” (male, female and unisex if required by law), using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death.
Upon receipt in good order of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.
If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner's spouse, however, (1) the cash value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as the period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
4

Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our administrative office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
5

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
(a)	is the net result of:
(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;
(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
6

Formula and Illustration for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:
(a)	is the variable annuity unit value for the subaccount on the immediately preceding market day;
(b)	is the net investment factor for that subaccount for the valuation period; and
(c)	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
Illustration of Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula and Illustration for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
7

Formula and Illustration for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula and Illustration for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect any applicable premium enhancement.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and
8

depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% (depending on which share class you select) of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:
9

P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
10

RECORDS AND REPORTS
We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)
TCI's home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2014 and 2013 the amounts paid to TCI in connection with all policies sold through the Transamerica Life Insurance Company separate account were $______ and $212,971,232 . During fiscal year 2014 and 2013 the amounts paid to TCI in connection with all policies sold through Transamerica Financial Life Insurance Company separate account were $______ and $44,481.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, the owner has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that
11

meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B and Separate Account VA BNY, at December 31, 2014 disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company at December 31, 2014, appearing herein, have been audited by PricewaterhouseCoopers LLP, One North Wacker Drive, Chicago, IL 60606, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.
The financial statements of the Separate Account VA B and Separate Account VA BNY, at December 31, 2013 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company at December 31, 2013 and 2012, and for each of the two years in the period ended December 31, 2013, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B and Separate Account VA BNY, which are available for investment by Partners Variable Annuity SeriesSM policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
12

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (excluding any applicable fund facilitation fees) for each subaccount available on December 31, 2014.
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.700276 $10.000000	$11.211641 $10.700276	0.000 0.000	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.960652 $10.000000	$12.813021 $11.960652	0.000 0.000	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.145519 $10.000000	$11.479805 $11.145519	11,907.910 0.000	0.000 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.775513 $10.000000	$12.486969 $11.775513	1,587.796 363.553	0.000 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.876212 $10.000000	$12.840468 $11.876212	1,202.372 220.186	0.000 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.208331 $10.000000	$10.662829 $11.208331	303.330 304.826	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.055665 $10.000000	$11.922483 $11.055665	0.000 0.000	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.900768 $10.000000	$13.024664 $11.900768	4,747.222 592.324	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.318322 $10.000000	$12.802693 $12.318322	4,025.953 436.161	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.694967 $10.000000	$12.210010 $11.694967	0.000 0.000	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.638836 $10.000000	$10.935350 $10.638836	0.000 0.000	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.867524 $10.000000	$9.672635 $9.867524	0.000 0.000	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.515832 $10.000000	$9.739847 $9.515832	2,624.120 0.000	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.515832 $10.000000	$9.739847 $9.515832	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.564972 $10.000000	$12.689079 $11.564972	0.000 0.000	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.653324 $10.000000	$10.615269 $10.653324	853.851 154.086	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.544197	$10.842138	13,741.737	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.147694 $10.000000	$10.158628 $9.147694	0.000 0.000	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.519543 $10.000000	$13.472935 $12.519543	0.000 0.000	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.708139 $10.000000	$13.079512 $11.708139	0.000 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.597940 $10.000000	$13.072133 $11.597940	3,386.022 0.000	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.065013 $10.000000	$10.259096 $11.065013	0.000 0.000	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.584149 $10.000000	$14.085816 $13.584149	2,054.257 0.000	0.000 0.000
13

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.270186 $10.000000	$11.995798 $12.270186	0.000 0.000	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.108297 $10.000000	$12.454065 $12.108297	3,424.076 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.823910 $10.000000	$13.354847 $12.823910	4,065.451 212.280	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.874312 $10.000000	$12.773695 $11.874312	0.000 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.202665 $10.000000	$10.389993 $11.202665	0.000 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.442550 $10.000000	$10.701436 $10.442550	15,615.370 7,279.588	0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.194356 $10.000000	$10.516279 $10.194356	815.618 823.282	0.000 0.000
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.922306 $10.000000	$11.131179 $10.922306	8,488.078 3,027.932	0.000 0.000
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.567811 $10.000000	$10.440484 $10.567811	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.153361 $10.000000	$9.961223 $10.153361	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.521792 $10.000000	$9.876973 $9.521792	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.682892 $10.000000	$12.953982 $11.682892	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.857316 $10.000000	$9.687545 $9.857316	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.663161 $10.000000	$12.405270 $11.663161	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.972392 $10.000000	$10.828386 $10.972392	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.915368 $10.000000	$12.944696 $11.915368	3,536.420 450.670	0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.714594 $10.000000	$11.249123 $10.714594	0.000 0.000	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.976631 $10.000000	$12.855778 $11.976631	13,827.395 4,331.447	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.160418 $10.000000	$11.518177 $11.160418	8,246.735 152.460	0.000 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.791250 $10.000000	$12.528705 $11.791250	3,063.480 1,912.517	0.000 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.892090 $10.000000	$12.883378 $11.892090	7,902.747 1,747.381	0.000 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.223302 $10.000000	$10.698457 $11.223302	251.122 277.677	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.070441 $10.000000	$11.962278 $11.070441	5,195.276 3,285.337	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.916668 $10.000000	$13.068125 $11.916668	35,539.665 14,363.322	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.334784 $10.000000	$12.845429 $12.334784	22,439.977 8,480.263	0.000 0.000
14

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.710594 $10.000000	$12.250759 $11.710594	1,526.481 0.000	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.653070 $10.000000	$10.971900 $10.653070	14,233.422 7,235.842	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.880721 $10.000000	$9.704926 $9.880721	66,208.368 22,602.782	4,108.463 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.528560 $10.000000	$9.772362 $9.528560	741.059 8,076.449	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.528560 $10.000000	$9.772362 $9.528560	4,299.717 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.580431 $10.000000	$12.731430 $11.580431	16,273.241 4,967.437	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.667568 $10.000000	$10.650738 $10.667568	19,748.511 6,190.356	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.565178	$10.878337	63,651.198	3,711.516
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.159931 $10.000000	$10.192537 $9.159931	5,934.670 2,240.413	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.536272 $10.000000	$13.517897 $12.536272	5,948.257 255.809	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.723788 $10.000000	$13.123160 $11.723788	2,734.505 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.613444 $10.000000	$13.115758 $11.613444	22,254.925 267.178	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.079791 $10.000000	$10.293337 $11.079791	2,526.244 275.543	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.602286 $10.000000	$14.132806 $13.602286	5,221.290 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.286579 $10.000000	$12.035845 $12.286579	10,976.445 255.153	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.124463 $10.000000	$12.495628 $12.124463	25,834.120 4,290.941	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.841030 $10.000000	$13.399397 $12.841030	24,127.651 1,763.015	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.890188 $10.000000	$12.816340 $11.890188	9,972.892 4,404.527	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.217635 $10.000000	$10.424676 $11.217635	11,223.599 4,320.053	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.456517 $10.000000	$10.737173 $10.456517	212,286.558 101,759.593	37,877.348 971.216
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.207988 $10.000000	$10.551390 $10.207988	25,014.437 12,570.890	0.000 0.000
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.936911 $10.000000	$11.168337 $10.936911	223,924.540 28,988.939	0.000 0.000
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.581950 $10.000000	$10.475354 $10.581950	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.166935 $10.000000	$9.994471 $10.166935	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.534544 $10.000000	$9.909953 $9.534544	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.698511 $10.000000	$12.997218 $11.698511	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.870509 $10.000000	$9.719896 $9.870509	0.000 0.000	0.000 0.000
15

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.678746 $10.000000	$12.446668 $11.678746	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.987071 $10.000000	$10.864553 $10.987071	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.931299 $10.000000	$12.987915 $11.931299	24,762.061 10,892.437	0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.725322 $10.000000	$11.277288 $10.725322	0.000 0.000	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.988638 $10.000000	$12.887985 $11.988638	0.000 0.000	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.171618 $10.000000	$11.547038 $11.171618	0.000 0.000	0.000 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.803072 $10.000000	$12.560096 $11.803072	0.000 0.000	0.000 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.904007 $10.000000	$12.915654 $11.904007	0.000 0.000	0.000 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.234562 $10.000000	$10.725270 $11.234562	0.000 0.000	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.081541 $10.000000	$11.992238 $11.081541	0.000 0.000	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.928611 $10.000000	$13.100859 $11.928611	0.000 0.000	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.347138 $10.000000	$12.877596 $12.347138	0.000 0.000	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.722328 $10.000000	$12.281457 $11.722328	0.000 0.000	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.663753 $10.000000	$10.999388 $10.663753	0.000 0.000	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.890633 $10.000000	$9.729250 $9.890633	24,530.619 7,372.349	0.000 994.287
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	2,958.844 4,381.706	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.592033 $10.000000	$12.763329 $11.592033	0.000 0.000	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.678265 $10.000000	$10.677395 $10.678265	0.000 0.000	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.580949	$10.905604	15,536.405	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.169134 $10.000000	$10.218080 $9.169134	0.000 0.000	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.548831 $10.000000	$13.551757 $12.548831	0.000 0.000	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.735537 $10.000000	$13.156025 $11.735537	0.000 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.625085 $10.000000	$13.148614 $11.625085	0.000 0.000	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.090899 $10.000000	$10.319130 $11.090899	0.000 0.000	0.000 0.000
16

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.615904 $10.000000	$14.168189 $13.615904	0.000 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.298900 $10.000000	$12.065997 $12.298900	0.000 0.000	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.213425 $10.000000	$10.342846 $10.213425	0.000 0.000	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.136615 $10.000000	$12.526940 $12.136615	0.000 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.853885 $10.000000	$13.432961 $12.853885	0.000 0.000	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.902102 $10.000000	$12.848437 $11.902102	0.000 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.228868 $10.000000	$10.450790 $11.228868	0.000 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.467013 $10.000000	$10.764074 $10.467013	71,664.001 25,120.853	0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.218227 $10.000000	$10.577824 $10.218227	11,925.069 12,071.927	329.188 0.000
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.947869 $10.000000	$11.196321 $10.947869	13,501.817 1,095.866	0.000 0.000
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.592554 $10.000000	$10.501600 $10.592554	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.177137 $10.000000	$10.019531 $10.177137	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544104 $10.000000	$9.934781 $9.544104	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.710233 $10.000000	$13.029776 $11.710233	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.880400 $10.000000	$9.744236 $9.880400	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.690449 $10.000000	$12.477854 $11.690449	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.998089 $10.000000	$10.891778 $10.998089	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.943257 $10.000000	$13.020441 $11.943257	0.000 0.000	0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	60,261.280 9,203.833	5,870.722 1,595.908
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	297,393.821 130,883.307	35,378.213 1,975.885
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	542,177.270 202,156.745	34,954.394 32,795.873
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	521,782.334 139,625.304	56,515.113 5,750.234
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	740,390.457 135,685.357	38,656.944 16,194.310
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	298,431.729 106,474.392	55,940.282 11,796.178
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	273,204.004 133,395.960	24,106.110 10,104.166
17

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	579,212.279 151,751.424	118,853.231 27,809.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	275,186.445 53,986.481	35,981.779 12,977.702
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	131,553.368 43,161.470	41,137.509 899.234
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	40,643.384 5,609.107	2,242.058 1,601.419
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	552,991.301 369,356.451	277,327.868 440,133.723
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	427,907.606 338,890.611	323,159.505 280,954.452
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	44,442.215 0.000	2,882.421 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	272,884.281 89,828.768	15,865.047 4,433.326
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	806,988.533 290,422.825	19,102.045 6,629.604
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.596743	$10.932929	2,279,685.734	408,102.800
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	293,348.493 132,719.253	15,012.556 6,569.304
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	132,949.659 20,990.072	63,128.563 14,870.606
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	129,180.322 30,035.290	8,189.077 3,605.691
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	299,787.805 74,070.665	74,429.244 9,736.990
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	198,576.391 54,289.170	31,673.638 9,026.006
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	93,284.197 10,953.011	10,985.079 316.311
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	131,642.141 43,197.745	21,384.766 340.292
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	249,092.588 69,255.931	23,485.614 1,084.477
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	305,737.792 68,144.429	51,364.263 6,677.005
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	83,193.782 14,754.053	45,764.537 10,967.138
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	105,923.732 33,057.840	8,068.633 6,039.947
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	8,044,330.855 2,363,680.143	1,292,001.114 555,062.407
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	781,162.937 269,936.394	75,528.265 24,584.744
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	5,843,346.997 1,525,463.500	2,282,851.722 613,609.495
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.603184 $10.000000	$10.527919 $10.603184	197,895.506 125,928.266	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.187349 $10.000000	$10.044656 $10.187349	1,506.733 1,006.228	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.553685 $10.000000	$9.959690 $9.553685	4,761.255 4,787,881	0.000 0.000
18

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.721983 $10.000000	$13.062424 $11.721983	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.890320 $10.000000	$9.768667 $9.890320	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.702162 $10.000000	$12.509117 $11.702162	375.739 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.009120 $10.000000	$10.919078 $11.009120	97,932.625 10,604.782	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	236,173.898 45,675.117	4,077.521 0.000

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.750435 $10.000000	$11.343284 $10.750435	393,225.067 267,220.904	10,094.971 2,964.262
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$12.016687 $10.000000	$12.963438 $12.016687	587,712.929 183,618.663	59,344.821 11,850.242
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2014 2013	$11.197765 $10.000000	$11.614612 $11.197765	1,582,900.388 526,445.841	157,965.515 28,351.522
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.830688 $10.000000	$12.633586 $11.830688	1,263,905.792 491,243.624	85,407.943 9,831.398
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.931867 $10.000000	$12.991220 $11.931867	1,776,072.404 468,209.033	38,073.258 7,621.422
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.260843 $10.000000	$10.788034 $11.260843	528,244.877 221,404.888	55,666.789 5,831.571
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.107482 $10.000000	$12.062460 $11.107482	1,318,331.404 385,204.975	117,346.357 51,236.774
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.956533 $10.000000	$13.177562 $11.956533	1,120,674.667 322,301.150	182,600.154 42,754.762
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.376023 $10.000000	$12.953004 $12.376023	685,821.654 334,929.528	95,219.188 12,831.301
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.749767 $10.000000	$12.353364 $11.749767	369,376.060 111,370.977	48,594.330 11,396.880
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.688708 $10.000000	$11.063752 $10.688708	177,694.429 74,398.651	1,679.847 489.652
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.913807 $10.000000	$9.786246 $9.913807	2,695,157.653 1,918,148.551	1,062,094.764 794,012.415
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.560474 $10.000000	$9.854238 $9.560474	1,841,111.029 1,563,825.254	334,376.822 456,728.733
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.560474 $10.000000	$9.854238 $9.560474	349,553.555 5,913.906	47,635.117 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.619171 $10.000000	$12.838062 $11.619171	794,609.291 243,887.144	7,874.649 677.588
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.703267 $10.000000	$10.739932 $10.703267	2,600,376.005 1,191,069.381	83,097.770 20,841.400
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.617845	10.969470	9,840,157.007	1,261,558.778
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.190623 $10.000000	$10.277936 $9.190623	442,626.701 178,373.329	19,299.463 8,230.003
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.578200 $10.000000	$13.631098 $12.578200	225,714.716 42,442.757	32,438.983 6,323.023
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.762996 $10.000000	$13.233041 $11.762996	218,325.304 31,034.738	12,705.113 2,279.833
19

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.652289 $10.000000	$13.225582 $11.652289	496,877.578 134,498.465	58,175.369 12,779.756
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.116849 $10.000000	$10.379554 $11.116849	398,186.488 109,936.208	31,236.543 6,156.331
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.647750 $10.000000	$14.251112 $13.647750	133,481.154 22,128.499	2,298.094 868.595
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.327660 $10.000000	$12.136644 $12.327660	283,489.368 119,481.016	7,175.460 883.095
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.165005 $10.000000	$12.600284 $12.165005	362,392.771 125,178.885	37,106.586 6,005.496
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.883957 $10.000000	$13.511598 $12.883957	635,447.438 196,039.006	57,477.608 10,052.774
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.929958 $10.000000	$12.923675 $11.929958	117,064.680 36,152.179	30,078.660 6,751.852
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.255138 $10.000000	$10.511998 $11.255138	168,484.824 55,865.806	11,562.148 3,504.886
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.491519 $10.000000	$10.827115 $10.491519	59,306,574.409 18,434,492.325	6,747,588.753 1,923,319.848
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.242158 $10.000000	$10.639777 $10.242158	4,694,820.955 1,618,607.230	580,152.452 254,689.318
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.973502 $10.000000	$11.261890 $10.973502	19,834,296.274 6,571,228.797	3,847,629.443 1,174,019.131
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.617357 $10.000000	$10.563108 $10.617357	311,788.672 226,327.470	1,520.040 1,498.372
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.200975 $10.000000	$10.078229 $10.200975	43,988.040 32,621.834	1,587.835 1,551.676
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.566472 $10.000000	$9.992983 $9.566472	1,059.545 949.374	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.737645 $10.000000	$13.106063 $11.737645	1,905.343 1,677.566	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.903555 $10.000000	$9.801323 $9.903555	22,105.410 22,841.378	4,849.630 4,710.889
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.717811 $10.000000	$12.550921 $11.717811	17,759.707 9,293.949	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.023829 $10.000000	$10.955560 $11.023829	236,297.194 151,590.182	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.971204 $10.000000	$13.096676 $11.971204	270,746.849 118,756.937	23,878.454 4,115.231

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.761224 $10.000000	$11.371714 $10.761224	37,128.764 14,995.732	2,670.490 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$12.028720 $10.000000	$12.995901 $12.028720	92,791.945 35,314.073	24,093.739 3,498.424
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.208984 $10.000000	$11.643706 $11.208984	293,609.932 138,211.893	4.304 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.842546 $10.000000	$12.665223 $11.842546	186,803.477 71,129.439	21,557.734 13,719.092
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.943820 $10.000000	$13.023761 $11.943820	170,921.732 52,765.149	19,939.072 17,557.157
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.272124 $10.000000	$10.815068 $11.272124	114,327.791 16,463.971	10,509.620 8,788.363
20

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.118629 $10.000000	$12.092692 $11.118629	101,808.240 18,532.916	5,420.067 1,571.840
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.968514 $10.000000	$13.210576 $11.968514	311,539.859 100,871.307	28,934.053 12,693.008
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.388426 $10.000000	$12.985456 $12.388426	105,849.851 32,322.823	9,551.853 4,479.211
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.761540 $10.000000	$12.384321 $11.761540	71,885.942 35,644.269	4,860.226 7,281.608
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.699427 $10.000000	$11.091476 $10.699427	9,930.760 6,653.874	778.524 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.923751 $10.000000	$9.810770 $9.923751	1,443,548.814 899,801.995	2,879,830.881 145,828.155
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	609,174.753 520,275.110	117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.630812 $10.000000	$12.870208 $11.630812	25,626.680 7,256.513	15,934.879 4,780.753
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.714003 $10.000000	$10.766844 $10.714003	108,638.151 32,497.068	19,450.547 13,264.757
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.633686	$10.996952	4,320,865.703	431,236.557
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.199845 $10.000000	$10.303687 $9.199845	41,164.836 12,860.930	21,172.153 2,560.342
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.590808 $10.000000	$13.665247 $12.590808	81,827.659 51,653.070	3,126.294 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.774789 $10.000000	$13.266196 $11.774789	40,675.593 20,179.528	663.236 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.663974 $10.000000	$13.258726 $11.663974	60,493.765 31,965.230	6,344.237 6,129.223
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.127981 $10.000000	$10.405556 $11.127981	66,623.112 22,301.612	10,139.958 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.661415 $10.000000	$14.286806 $13.661415	37,151.629 17,726.290	3,776.684 1,728.342
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.340009 $10.000000	$12.167048 $12.340009	64,211.374 28,463.664	7,724.044 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.221398 $10.000000	$10.402812 $10.221398	11,466.650 2,592.569	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.177203 $10.000000	$12.631853 $12.177203	54,971.042 18,193.980	8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.896853 $10.000000	$13.545434 $12.896853	89,796.826 36,367.237	12,915.262 7,173.521
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.941909 $10.000000	$12.956027 $11.941909	18,934.105 5,936.209	4,290.081 8,268.552
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.266414 $10.000000	$10.538329 $11.266414	68,345.199 20,897.827	7,872.892 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.502044 $10.000000	$10.854242 $10.502044	29,511,848.402 8,825,054.935	1,824,512.810 372,941.020
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.252434 $10.000000	$10.666439 $10.252434	2,724,971.946 875,220.175	181,285.657 29,954.334
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.984499 $10.000000	$11.290100 $10.984499	10,727,843.524 3,424,842.904	1,422,137.997 312,077.531
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.628011 $10.000000	$10.589586 $10.628011	555,304.034 260,732.905	0.000 0.000
21

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.211208 $10.000000	$10.103481 $10.211208	79,988.358 55,873.014	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.576068 $10.000000	$10.018015 $9.576068	3,399.019 3,542.258	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.749414 $10.000000	$13.138900 $11.749414	1,357.158 1,611.332	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.913487 $10.000000	$9.825883 $9.913487	24,410.049 14,372.866	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.729559 $10.000000	$12.582371 $11.729559	1,430.030 1,576.887	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.034895 $10.000000	$10.983028 $11.034895	249,258.716 138,519.688	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.983201 $10.000000	$13.129488 $11.983201	21,928.432 2,268.861	2,404.406 704.213
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.707426 $10.000000	$11.230363 $10.707426	811.084 0.000	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.968644 $10.000000	$12.834412 $11.968644	14,624.499 2,369.962	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.152965 $10.000000	$11.498985 $11.152965	8,375.065 1,466.780	0.000 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.783374 $10.000000	$12.507820 $11.783374	12,226.155 4,230.107	0.000 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.884149 $10.000000	$12.861910 $11.884149	11,316.328 4,909.629	0.000 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.215808 $10.000000	$10.680630 $11.215808	51,256.929 1,229.873	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.063047 $10.000000	$11.942380 $11.063047	14,364.577 1,997.869	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.908722 $10.000000	$13.046409 $11.908722	14,462.604 1,992.978	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.326543 $10.000000	$12.824063 $12.326543	5,679.638 2,736.118	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.702776 $10.000000	$12.230390 $11.702776	9,025.567 886.819	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.645948 $10.000000	$10.953594 $10.645948	4,220.287 550.217	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.874119 $10.000000	$9.688788 $9.874119	15,380.422 5,573.634	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	6,050.282 2,022.228	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.572700 $10.000000	$12.710268 $11.572700	60,730.462 2,624.079	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.660455 $10.000000	$10.633000 $10.660455	21,409.004 11,363.560	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2014	$10.554697	$10.860255	43,907.891	9,284.186
22

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.153815 $10.000000	$10.175588 $9.153815	3,859.222 204.168	628.202 628.281
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.527909 $10.000000	$13.495430 $12.527909	8,448.449 846.776	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.715964 $10.000000	$13.101339 $11.715964	7,601.914 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.605686 $10.000000	$13.093960 $11.605686	15,708.208 3,547.942	525.570 525.635
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.072399 $10.000000	$10.276225 $11.072399	53,613.106 2,797.604	2,214.953 2,215.228
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.593218 $10.000000	$14.109322 $13.593218	9,517.292 1,952.504	500.269 500.331
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.278394 $10.000000	$12.015839 $12.278394	9,494.094 3,585.144	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.116373 $10.000000	$12.474849 $12.116373	8,091.209 2,146.864	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.832468 $10.000000	$13.377124 $12.832468	12,381.004 2,921.469	501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.882254 $10.000000	$12.795018 $11.882254	871.220 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.210143 $10.000000	$10.407336 $11.210143	50,593.389 935.393	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.449534 $10.000000	$10.719311 $10.449534	134,939.596 66,841.118	775.283 779.908
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.201181 $10.000000	$10.533842 $10.201181	11,369.144 3,755.106	0.000 0.000
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.929605 $10.000000	$11.149760 $10.929605	322,858.268 282,854.970	0.000 0.000
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.574878 $10.000000	$10.457928 $10.574878	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.160147 $10.000000	$9.977856 $10.160147	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.528165 $10.000000	$9.893461 $9.528165	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.690703 $10.000000	$12.975622 $11.690703	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.863906 $10.000000	$9.703733 $9.863906	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.670947 $10.000000	$12.425972 $11.670947	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.979736 $10.000000	$10.846484 $10.979736	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.923333 $10.000000	$12.966311 $11.923333	48,163.289 0.000	0.000 0.000

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.721751 $10.000000	$11.267902 $10.721751	39,361.731 20,225.891	173.219 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.984631 $10.000000	$12.877240 $11.984631	311,389.903 22,366.172	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.167882 $10.000000	$11.537406 $11.167882	1,021,170.053 38,508.774	47,518.132 0.000
23

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.799133 $10.000000	$12.549625 $11.799133	171,896.739 62,601.025	2,591.919 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.900033 $10.000000	$12.904886 $11.900033	222,652.203 46,067.017	294.733 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.230806 $10.000000	$10.716334 $11.230806	110,861.793 26,776.622	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.077851 $10.000000	$11.982257 $11.077851	140,196.806 40,872.660	315.699 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.924618 $10.000000	$13.089927 $11.924618	405,866.615 43,870.000	6,183.539 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.343022 $10.000000	$12.866880 $12.343022	112,740.671 24,986.510	3,219.028 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.718414 $10.000000	$12.271210 $11.718414	22,488.816 17,597.667	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.660185 $10.000000	$10.990212 $10.660185	18,009.869 6,923.531	1,888.432 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.887333 $10.000000	$9.721140 $9.887333	145,086.206 170,118.831	12,825.590 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.534930 $10.000000	$9.788679 $9.534930	37,153.034 15,665.525	1,435.582 1,429.136
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.534930 $10.000000	$9.788679 $9.534930	19,897.936 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.588159 $10.000000	$12.752670 $11.588159	32,466.842 13,699.963	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.674703 $10.000000	$10.668485 $10.674703	245,222.461 117,991.290	27,444.338 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.575680	$10.896498	1,220,013.241	8,378.796
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.166064 $10.000000	$10.209561 $9.166064	46,371.490 18,021.280	981.892 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.544643 $10.000000	$13.540467 $12.544643	14,132.238 5,088.874	1,675.033 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.731616 $10.000000	$13.145060 $11.731616	12,805.714 279.428	6,842.272 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.621198 $10.000000	$13.137653 $11.621198	635,812.313 27,042.732	1,158.864 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.087194 $10.000000	$10.310526 $11.087194	34,404.191 20,071.429	7,765.188 2,216.473
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.611367 $10.000000	$14.156391 $13.611367	4,818.896 0.000	6,003.167 1,456.851
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.294781 $10.000000	$12.055926 $12.294781	20,474.406 13,319.169	2,181.573 1,466.627
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.132561 $10.000000	$12.516487 $12.132561	20,900.007 2,094.124	81.818 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.849602 $10.000000	$13.421772 $12.849602	70,186.223 20,094.896	1,824.356 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.898128 $10.000000	$12.837727 $11.898128	8,226.596 2,466.810	2,165.479 2,183.978
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.225128 $10.000000	$10.442092 $11.225128	5,767.298 1,461.765	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.463511 $10.000000	$10.755101 $10.463511	1,699,526.002 723,202.827	43,730.432 23,716.302
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.214822 $10.000000	$10.569014 $10.214822	474,118.400 261,038.089	6,219.625 2,698.420
24

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.944217 $10.000000	$11.186986 $10.944217	731,263.653 349,322.897	97,005.382 10,030.854
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.589018 $10.000000	$10.492841 $10.589018	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.173742 $10.000000	$10.011181 $10.173742	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.540920 $10.000000	$9.926508 $9.540920	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.706327 $10.000000	$13.018919 $11.706327	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.877109 $10.000000	$9.736137 $9.877109	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.686545 $10.000000	$12.467455 $11.686545	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.994409 $10.000000	$10.882689 $10.994409	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.939274 $10.000000	$13.009597 $11.939274	17,177.564 2,489.387	0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.732499 $10.000000	$11.296085 $10.732499	5,553.633 2,156.303	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.996639 $10.000000	$12.909499 $11.996639	7,935.036 4,707.190	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.179081 $10.000000	$11.566317 $11.179081	89,492.556 52,330.532	0.000 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.810950 $10.000000	$12.581044 $11.810950	29,999.823 9,822.023	0.000 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.911959 $10.000000	$12.937215 $11.911959	43,576.593 17,099.440	291.339 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.242065 $10.000000	$10.743192 $11.242065	17,623.802 6,137.813	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.088942 $10.000000	$12.012257 $11.088942	45,266.437 6,173.877	312.718 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.936588 $10.000000	$13.122735 $11.936588	15,545.543 4,030.545	758.999 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.355386 $10.000000	$12.899104 $12.355386	7,244.043 3,171.412	385.162 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.730167 $10.000000	$12.301966 $11.730167	4,087.661 1,989.725	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.670871 $10.000000	$11.017704 $10.670871	0.000 0.000	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.897251 $10.000000	$9.745501 $9.897251	177,829.583 57,870.277	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	21,000.087 4,015.540	1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.599780 $10.000000	$12.784634 $11.599780	9,753.405 1,392.000	777.453 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.685410 $10.000000	$10.695234 $10.685410	43,812.597 5,265.608	0.000 0.000
25

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.591478	$10.923812	$109,425.734	6,677.203
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.175268 $10.000000	$10.235148 $9.175268	16,043.348 2,015.854	1,216.213 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.557212 $10.000000	$13.574386 $12.557212	552.452 0.000	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.743375 $10.000000	$13.177987 $11.743375	9,530.887 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.632849 $10.000000	$13.170557 $11.632849	7,403.883 156.987	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.098302 $10.000000	$10.336362 $11.098302	6,939.289 903.481	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.625003 $10.000000	$14.191846 $13.625003	393.752 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.307103 $10.000000	$12.086135 $12.307103	3,678.608 329.927	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date	2014 2013	$10.215014 $10.000000	$10.354805 $10.215014	5,964.134 0.000	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.144720 $10.000000	$12.547857 $12.144720	4,027.812 2,464.500	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.862470 $10.000000	$13.455383 $12.862470	4,739.599 2,044.119	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.910049 $10.000000	$12.869880 $11.910049	193.601 198.556	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.236370 $10.000000	$10.468245 $11.236370	4,225.344 417.455	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.474011 $10.000000	$10.782050 $10.474011	756,398.166 324,141.525	6,004.898 967.149
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.225070 $10.000000	$10.595495 $10.225070	161,988.229 37,130.072	0.000 0.000
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.955190 $10.000000	$11.215008 $10.955190	355,693.450 110,614.547	149,063.309 0.000
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.599628 $10.000000	$10.519133 $10.599628	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.183933 $10.000000	$10.036254 $10.183933	0.000 1,171.269	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.550486 $10.000000	$9.951362 $9.550486	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.718062 $10.000000	$13.051527 $11.718062	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.887009 $10.000000	$9.760528 $9.887009	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.698263 $10.000000	$12.498694 $11.698263	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.005434 $10.000000	$10.909958 $11.005434	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.951240 $10.000000	$13.042186 $11.951240	813.825 814.652	0.000 0.000
26

L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	32,982.190 23,950.748	8,285.275 3,283.869
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.972638 $10.000000	$12.845122 $11.972638	151,531.231 30,535.530	48,509.167 19,817.027
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	467,645.277 124,246.861	5,922.102 4,991.738
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	199,745.633 61,268.689	59,927.705 14,467.469
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	456,920.276 130,249.623	14,488.554 8,566.638
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.219555 $10.000000	$10.689533 $11.219555	169,039.393 32,094.277	75,437.299 8,491.946
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	147,271.196 25,153.215	13,453.705 1,847.105
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.912701 $10.000000	$13.057295 $11.912701	304,049.444 81,347.031	87,394.017 25,699.180
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.330676 $10.000000	$12.834781 $12.330676	206,195.744 83,753.785	34,411.038 13,532.459
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.706687 $10.000000	$12.240598 $11.706687	123,245.933 49,713.463	8,908.250 5,504.695
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.649503 $10.000000	$10.962738 $10.649503	37,745.862 9,092.358	960.284 732.635
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	479,584.358 398,611.180	24,837.700 95,562.423
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	416,100.039 152,068.066	50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	45,378.206 0.000	56,762.344 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	100,807.294 34,318.997	23,603.245 6,453.372
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	414,574.278 152,124.030	173,629.067 27,743.504
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.559938	$10.869310	1,484,483.311	132,269.972
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	131,337.396 41,240.898	88,911.436 16,648.378
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.532091 $10.000000	$13.506693 $12.532091	63,988.103 29,068.706	7,161.315 224.468
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.719868 $10.000000	$13.112257 $11.719868	119,833.474 106,018.564	80,513.540 1,005.911
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.609569 $10.000000	$13.104874 $11.609569	191,132.350 64,552.937	69,780.272 10,257.532
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	133,864.494 55,617.989	17,333.970 6,627.012
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.597759 $10.000000	$14.121087 $13.597759	32,194.273 9,347.744	6,489.707 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	50,751.746 25,495.762	34,595.793 10,760.839
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.120421 $10.000000	$12.485262 $12.120421	93,338.730 36,267.066	39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	209,993.651 76,374.754	57,207.837 15,633.649
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.886217 $10.000000	$12.805686 $11.886217	29,753.079 17,600.467	21,032.646 10,855.640
27

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	56,231.083 10,364.029	27,907.096 10,715.341
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	4,951,402.067 1,811,998.711	590,875.459 167,323.199
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.542635 $10.204584	456,655.384 140,874.387	50,359.526 20,431.164
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	3,985,463.190 1,629,355.721	951,079.397 450,363.944
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.578410 $10.000000	$10.466655 $10.578410	2,974.668 2,985.713	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.163544 $10.000000	$9.986188 $10.163544	2,254.144 1,749.324	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.531357 $10.000000	$9.901719 $9.531357	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.694603 $10.000000	$12.986438 $11.694603	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.867211 $10.000000	$9.711830 $9.867211	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.674848 $10.000000	$12.436351 $11.674848	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.983397 $10.000000	$10.855523 $10.983397	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.927318 $10.000000	$12.977138 $11.927318	71,042.619 35,679.078	18,539.715 8,665.049

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.725322 $10.000000	$11.277288 $10.725322	152,756.274 56,486.277	6,217.435 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.988638 $10.000000	$12.887985 $11.988638	539,089.078 147,178.697	20,510.543 1,695.662
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.171618 $10.000000	$11.547038 $11.171618	833,877.928 232,056.438	130,945.965 10,243.815
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.803072 $10.000000	$12.560096 $11.803072	932,625.5503 269,293.365	703,050.297 133,586.501
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.904007 $10.000000	$12.915654 $11.904007	1,147,723.314 401,760.499	417,952.422 143,570.284
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.234562 $10.000000	$10.725270 $11.234562	789,224.421 243,349.442	250,442.413 69,312.739
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.081541 $10.000000	$11.992238 $11.081541	374,891.990 96,971.498	60,819.881 5,164.836
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.928611 $10.000000	$13.100859 $11.928611	1,191,612.284 226,325.742	474,559.936 30,209.211
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.347138 $10.000000	$12.877596 $12.347138	664,468.037 116,986.679	509,792.218 28,735.814
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.722328 $10.000000	$12.281457 $11.722328	344,271.416 59,349.035	350,294.747 4,148.494
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.663753 $10.000000	$10.999388 $10.663753	47,459.645 16,632.257	1,051.756 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.890633 $10.000000	$9.729250 $9.890633	1,419,900.456 1,727,691.484	391,276.499 293,788.763
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	743,361.179 646,518.867	421,655.821 174,629.578
28

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	593,756.936 3,482.845	56,718.188 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.592033 $10.000000	$12.763329 $11.592033	350,201.422 50,867.318	40,531.568 17,393.577
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.678265 $10.000000	$10.677395 $10.678265	1,318,519.902 481,118.236	85,374.412 27,382.182
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.580949	$10.905604	5,302,758.711	315,446.914
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.169134 $10.000000	$10.218080 $9.169134	166,490.280 63,241.310	34,995.610 2,843.462
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.548831 $10.000000	$13.551757 $12.548831	220,056.334 87,026.653	79,256.269 12,115.178
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.735537 $10.000000	$13.156025 $11.735537	122,331.076 12,606.972	2,126.419 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.625085 $10.000000	$13.148614 $11.625085	837,321.324 158,057.554	478,670.027 166,792.762
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.090899 $10.000000	$10.319130 $11.090899	321,593.619 86,255.852	69,872.515 50,477.022
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.615904 $10.000000	$14.168189 $13.615904	97,340.585 21,836.602	4,691.635 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.298900 $10.000000	$12.065997 $12.298900	138,837.629 45,252.660	16,528.296 212.264
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.136615 $10.000000	$12.526940 $12.136615	195,517.665 31,802.685	15,144.463 2,174.061
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.853885 $10.000000	$13.432961 $12.853885	635,617.289 162,884.426	448,300.487 114,130.104
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.902102 $10.000000	$12.848437 $11.902102	57,645.986 13,478.492	3,234.573 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.228868 $10.000000	$10.450790 $11.228868	83,460.367 26,244.915	27,618.553 2,941.474
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.467013 $10.000000	$10.764074 $10.467013	32,717,032.490 11,386,700.818	2,546,744.945 798,390.673
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.218227 $10.000000	$10.577824 $10.218227	3,164,750.174 1,391,501.380	484,640.672 361,354.798
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.947869 $10.000000	$11.196321 $10.947869	15,685,951.390 5,548,339.779	1,812,793.691 691,025.466
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.592554 $10.000000	$10.501600 $10.592554	37,344.493 28,758.068	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.177137 $10.000000	$10.019531 $10.177137	10,773.636 1,004.518	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544104 $10.000000	$9.934781 $9.544104	528.332 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.710233 $10.000000	$13.029776 $11.710233	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.880400 $10.000000	$9.744236 $9.880400	6,141.382 5,410.732	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.690449 $10.000000	$12.477854 $11.690449	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.998089 $10.000000	$10.891778 $10.998089	2,227.066 422.317	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.943257 $10.000000	$13.020441 $11.943257	222,562.763 80,969.535	24,046.726 0.000

29

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	9,290.371 3,341.657	917.060 316.418
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	42,593.715 21,856.165	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	95,272.296 40,691.480	891.586 306,167
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	59,543.877 28,219.573	844.039 292.644
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	140,755.081 79,993.089	831.541 292.596
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	43,496.061 24,943.959	893.584 306.855
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	126,709.755 98,079.100	43.027 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	33,327.644 10,840.127	3,996.322 874.845
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	58,450.028 35,108.203	2,230.758 565.913
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	7,080.418 2,394.411	2,184.583 592.605
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	2,728.542 14.971	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	484,704.900 384,089.323	177,092.938 20,842.924
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	229,240.493 118,019.127	3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	24,158.172 3,449.318	4,238.242 1,452.199
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	107,725.203 83,325.946	5,868.073 4,642.464
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2014	$10.596743	$10.932929	2,300,269.186	86,264.053
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	28,645.858 15,048.486	3,004.891 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	10,443.257 6,832.618	3,834.095 3,834.403
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	14,794.869 9,473.375	218.572 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	13,718.975 8,222.901	41.054 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	22,115.469 6,050.885	1,140.702 854.495
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	11,736.698 4,582.366	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	16,288.672 3,643.075	1,181.460 2,596.771
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	10,589.140 911.781	342.550 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	22,176.975 13,338.672	1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	33,870.139 17,070.291	3,512.824 1,934.378
30

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	532.878 557.189	381.096 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,634.284 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	12,187,086.849 4,153,049.354	927,625.831 87,085.678
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	1,051,554.155 472,504.182	45,757.874 2,335.180
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	6,394,792.700 2,385,027.830	324,414.451 167,039.670
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.603184 $10.000000	$10.527919 $10.603184	10,953.937 3,243.810	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.187349 $10.000000	$10.044656 $10.187349	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.553685 $10.000000	$9.959690 $9.553685	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.721983 $10.000000	$13.062424 $11.721983	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.890320 $10.000000	$93768667 $9.890320	29.485 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.702162 $10.000000	$12.509117 $11.702162	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.009120 $10.000000	$10.919078 $11.009120	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	20,269.017 2,683.729	3,787.673 3,787.978
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	9,000.968 0.000	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.972638 $10.000000	$12.845122 $11.972638	14,836.998 3,032.105	6,465.464 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	124,625.235 75,409.507	0.000 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	73,729.957 7,390.560	1,139.475 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	47,941.594 4,060.769	8,141.349 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.219555 $10.000000	$10.689533 $11.219555	48,336.863 3,967.271	17,696.639 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	18,827.809 8,454.234	1,481.933 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.912701 $10.000000	$13.057295 $11.912701	48,597.327 5,426.899	25,555.544 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.330676 $10.000000	$12.834781 $12.330676	22,654.386 5,679.391	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.706687 $10.000000	$12.240598 $11.706687	19,252.996 4,447.118	6,583.318 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.649503 $10.000000	$10.962738 $10.649503	4,503.139 1,379.793	0.000 0.000
31

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	396,217.631 90,198.082	41,382.544 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	95,314.411 210,089.217	3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	25,568.190 2,148.970	4,000.694 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	55,897.666 7,586.979	19,367.446 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.559938	$10.869310	646,604.816	26,566.895
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	55,759.507 11,426.843	1,275.957 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.532091 $10.000000	$13.506693 $12.532091	22,183.400 1,511.133	6,918.076 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.719868 $10.000000	$13.112257 $11.719868	21,009.886 9,743.777	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.609569 $10.000000	$13.104874 $11.609569	26,566.340 6,008.446	12,734.689 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	71,917.815 22,044.900	553.167 523.863
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.597759 $10.000000	$14.121087 $13.597759	17,616.386 2,073.137	826.178 879.797
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	10,292.833 1,753.473	11,873.757 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.120421 $10.000000	$12.485262 $12.120421	20,777.098 8,039.206	4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	56,661.441 8,070.959	6,878.443 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.886217 $10.000000	$12.805686 $11.886217	17,942.765 6,508.897	7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	5,841.191 0.000	548.753 514.886
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	1,381,841.447 493,178.589	137,249.126 11,578.948
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.524635 $10.204584	341,982.745 149,500.111	24,707.544 7,587.017
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	1,124,097.518 526,666.776	474,131.875 309,942.162
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.578410 $10.000000	$10.466655 $10.578410	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.163544 $10.000000	$9.986188 $10.163544	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.531357 $10.000000	$9.901719 $9.531357	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.694603 $10.000000	$12.986438 $11.694603	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.867211 $10.000000	$9.711830 $9.867211	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.674848 $10.000000	$12.436351 $11.674848	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.983397 $10.000000	$10.855523 $10.983397	0.000 0.000	0.000 0.000
32

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.927318 $10.000000	$12.977138 $11.927318	40,316.323 3,649.583	0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.725322 $10.000000	$11.277288 $10.725322	81,020.802 58,159.861	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$11.988638 $10.000000	$12.887985 $11.988638	210,244.968 84,301.684	12,929.527 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.171618 $10.000000	$11.547038 $11.171618	84,420.926 28,670.208	0.000 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.803072 $10.000000	$12.560096 $11.803072	183,200.735 88,512.783	0.000 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.904007 $10.000000	$12.915654 $11.904007	127,507.280 44,091.114	1,191.830 0.000
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.234562 $10.000000	$10.725270 $11.234562	117,470.611 31,502.074	15,699.939 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.081541 $10.000000	$11.992238 $11.081541	45,719.731 13,141.248	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.928611 $10.000000	$13.100859 $11.928611	279,874.719 96,693.583	21,243.648 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.347138 $10.000000	$12.877596 $12.347138	85,846.326 39,168.540	233.954 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.722328 $10.000000	$12.281457 $11.722328	76,688.615 45,387.595	13,110.657 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.663753 $10.000000	$10.999388 $10.663753	16,401.849 5,693.321	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.890633 $10.000000	$9.729250 $9.890633	272,381.377 273,237.858	129,198.067 54,116.854
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	268,489.196 304,703.505	39,148.002 17,890.737
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.592033 $10.000000	$12.763329 $11.592033	70,215.684 29,345.321	735.115 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.678265 $10.000000	$10.677395 $10.678265	231,604.940 152,276.630	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.580949	$10.905604	1,477,360.858	210,272.067
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.169134 $10.000000	$10.218080 $9.169134	65,088.757 25,062.523	290.463 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.548831 $10.000000	$13.551757 $12.548831	27,832.345 8,425.958	13,767.379 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.735537 $10.000000	$13.156025 $11.735537	46,929.107 20,380.021	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.625085 $10.000000	$13.148614 $11.625085	179,960.749 41,446.858	14,642.890 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.090899 $10.000000	$10.319130 $11.090899	29,813.216 11,128.316	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.615904 $10.000000	$14.168189 $13.615904	41,984.642 21,779.951	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.298900 $10.000000	$12.065997 $12.298900	51,016.607 20,575.953	244.915 0.000
33

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.136615 $10.000000	$12.526940 $12.136615	78,004.681 42,702.022	7,425.367 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.853885 $10.000000	$13.432961 $12.853885	179,964.924 39,600.053	14,129.806 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.902102 $10.000000	$12.848437 $11.902102	22,093.884 6,590.024	14,409.570 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.228868 $10.000000	$10.450790 $11.228868	16,873.801 4,438.711	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.467013 $10.000000	$10.764074 $10.467013	5,869,627.642 1,726,331.463	328,294.369 116,149.251
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.218227 $10.000000	$10.577824 $10.218227	645,122.969 239,796.021	166,405.891 57,881.192
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.947869 $10.000000	$11.196321 $10.947869	3,576,273.140 969,869.167	496,920.946 210,717.506
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.592554 $10.000000	$10.501600 $10.592554	3,218.372 3,058.727	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.177137 $10.000000	$10.019531 $10.177137	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544104 $10.000000	$9.934781 $9.544104	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.710233 $10.000000	$13.029776 $11.710233	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.880400 $10.000000	$9.744236 $9.880400	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.690449 $10.000000	$12.477854 $11.690449	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.998089 $10.000000	$10.891778 $10.998089	145.754 0.000	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.943257 $10.000000	$13.020441 $11.943257	66,253.371 66,386.607	0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	5,712.878 2,961.832	0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	7,292.741 5,060.065	0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	27,674.658 5,460.794	0.000 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	16,705.093 5,605.280	2,911.497 2,109.894
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	25,761.866 2,342.830	3,655.888 1,063.820
American Funds - International Fund - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	13,850.687 4,393.718	2,593.533 1,087.418
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	27,202.761 787.780	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	40,929.381 2,648.529	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	17,024.895 6,157.133	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	2,322.768 329.048	0.000 0.000
34

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	0.000 0.000	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	225,841.736 165,630.010	47,232.910 5,372.471
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	97,541.816 64,588.028	556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	26,922.556 1,618.992	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	34,490.769 5,947.822	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.596743	$10.932929	575,485.283	38,773.744
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	12,732.147 2,807.881	1,651.335 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	2,945.908 3,295.572	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	2,074.721 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	20,951.676 2,471.024	2,384.885 1,069.548
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	14,411.718 902.411	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	15,492.823 13,726.551	2,463.820 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	1,233.186 2,596.771	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	85.504 0.000	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	12,120.022 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	17,924.395 11,818.614	2,306.665 981.351
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	2,080.534 2,317.261	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,195.579 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	1,646,991.494 405,855.260	78,713.321 2,193.374
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	428,411.367 298,286.411	16,455.516 15,489.309
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	1,260,467.572 386,346.006	92,786.203 28,550.047
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.603184 $10.000000	$10.527919 $10.603184	24,919.498 25,187.878	0.000 0.000
TA Voya Conservative Allocation - Service Class 2014 Subaccount inception date May 1, 2013	2014 2013	$10.187349 $10.000000	$10.044656 $10.187349	1,839.231 1,861.199	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.553685 $10.000000	$9.959690 $9.553685	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.721983 $10.000000	$13.062424 $11.721983	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.890320 $10.000000	$9.768667 $9.890320	0.000 0.000	0.000 0.000
35

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.702162 $10.000000	$12.509117 $11.702162	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.009120 $10.000000	$10.919078 $11.009120	748.502 737.489	0.000 0.000
TA WMC US Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	4,947.493 0.000	1,361.806 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective on or about July 1, 2014 TA WMC Diversified Growth was renamed TA WMC US Growth.
The TA Legg Mason Dynamic Allocation – Balanced, TA Aegon Tactical Vanguard ETF – Balanced, TA PIMCO Total Return, Voya Global Perspectives, Voya Large Cap Value, Voya Strategic Allocation Conservative and the Voya Strategic Allocation Moderate had not commenced operation as of December 31, 2014, therefore, comparable data is not available.
36

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to February 16, 2015	5.50%
37

PART C		OTHER INFORMATION

Item 24.		Financial Statements and Exhibits

	(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

	(b)	Exhibits:

		(1)		Resolution of the Board of Directors of Transamerica Financial Life Insurance Company authorizing establishment of the Separate Account. Note 1

		(2)		Not Applicable.

		(3)	(a)	Amended and Restated Principal Underwriting Agreement - Transamerica Financial Life Insurance Company and Transamerica Capital, Inc. Note 11

			(b)	Form of Broker/Dealer Life Insurance Company Product Sales Agreement by and between TCI Securities Corporation and the Broker/Dealer. Note 1

		(4)	(a)	Form of Policy. Note 11

			(b)	Form of Policy Rider (Return of Premium). Note 11

			(c)	Form of Policy Rider (Annual Step-Up). Note 11

			(d)	Form of Policy Rider (GPS). Note 8

			(e)	Form of Policy Rider (Income Link). Note 9

			(f)	Form of Policy Rider (RIM). Note 10

			(g)	Form of Policy Rider (Retirement Income Choice 1.6). Note 11

		(5)	(a)	Form of Application. Note 11

		(6)	(a)	Articles of Incorporation of Transamerica Financial Life Insurance Company. Note 2

			(b)	ByLaws of Transamerica Life Insurance Company. Note 2

		(7)		Reinsurance Agreements. Not Applicable.

		(8)	(a)	Participation Agreement (AllianceBernstein). Note 3

			(a)(1)	Amendment No. 2 to Participation Agreement (AllianceBernstein). Note 1

			(a)(2)	Amendment No. 5 to Participation Agreement (AllianceBernstein). Note 1

			(a)(3)	Amendment No. 6 to Participation Agreement (AllianceBernstein). Note 1

		(8)	(b)	Participation Agreement (American Funds). Note 4

			(b)(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 1

			(b)(2)	Amendment No. 4 to Participation Agreement (American Funds). Note 16

			(b)(3)	Amendment No. 5 to Participation Agreement (American Funds). Note 19

		(8)	(c)	Participation Agreement (Fidelity - II). Note 5

			(c)(1)	Amendment No. 1 to Participation Agreement (Fidelity - II). Note 5

			(c)(2)	Amendment No. 9 to Participation Agreement (Fidelity - II). Note 6

			(c)(3)	Summary Prospectus Agreement (Fidelity - II). Note 1

			(c)(4)	Amendment No.10 to Participation Agreement (Fidelity - II). Note 14

			(c)(5)	Amended and Restated Participation Agreement (Fidelity - II). Note 17

		(8)	(d)	Participation Agreement (Fidelity - III). Note 5

			(d)(1)	Amendment No. 1 to Participation Agreement (Fidelity - III). Note 5

			(d)(2)	Amendment No. 7 to Participation Agreement (Fidelity - III). Note 6

			(d)(3)	Summary Prospectus Agreement (Fidelity - III). Note 1

			(d)(4)	Amendment No.8 to Participation Agreement (Fidelity - III). Note 14

			(d)(5)	Amended and Restated Participation Agreement (Fidelity - III). Note 17

	(8)	(e)	Participation Agreement (GE). Note 4

		(e)(1)	Amendment No. 1 to Participation Agreement (GE). Note 6

		(e)(2)	Amendment No. 2 to Participation Agreement (GE). Note 14

	(8)	(f)	Participation Agreement (TST). Note 11

		(f)(1)	Amendment No. 1 to Participation Agreement (TST). Note 13

		(f)(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 15

		(f)(3)	Amended Schedule A to Participation Agreement dated October 31, 2013 (TST). Note 16.

		(f)(4)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 17.

		(f)(5)	Amendment No. 2 to Participation Agreement (TST). Note 18

	(9)		Opinion and Consent of Counsel. Note 20

	(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 20

		(b)	Consent of Independent Registered Public Accounting Firm. Note 12

	(11)		Not applicable.

	(12)		Not applicable.

	(13)		Powers of Attorney. Elizabeth Belanger, Steven E. Frushtick, Elizabeth A. Summers, Eric J. Martin, Marc Cahn, C. Michiel van Katwijk, Alice Hocking, William Brown Jr. and Peter P. Post Note 19

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-185574) filed on December 20, 2012.

Note 2.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-172715) filed on May 6, 2011.

Note 3.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N- 4 Registration Statement (File No. 333-147041) filed on May 22, 2008.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 33-83560) filed on November 19, 2009

Note 5.	Incorporated herein by reference to Post Effective Amendment No. 12 to Form N-4 Registration Statement (33-83560) filed on April 27, 2001.

Note 6.	Incorporated herein by reference to Pre Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-172715) filed on September 19, 2011

Note 7.	Incorporated herein by reference to Post Effective Amendment No. 38 to Form N-4 Registration Statement (33-83560) filed on September 10, 2012.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-83560) filed on October 28, 2004.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 32 to Form N-4 Registration Statement (File No. 33-83560) filed on August 6, 2010.

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 34 to Form N-4 Registration Statement (File No. 33-83560) filed on April 25, 2011.

Note 11.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185574) filed on April 10, 2013.

Note 12.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185574) filed on April 24, 2013.

Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.

Note 14.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-189436) filed on September 11, 2013.

Note 15.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189436) filed on October 2, 2013.

Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186035) filed on February 21, 2014.

Note 17.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-185574) filed on April 28, 2014.

Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189436) filed on February 19, 2015.

Note 20.	To be filed by amendment.

Item 25. Directors and Officers of the Depositor (Transamerica Financial Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
William Brown, Jr.	Director
14 Windward Avenue
White Plains, NY 10605

Steven E. Frushtick	Director
500 5th Avenue
New York, NY 10110

Peter P. Post	Director
64 Middle Patent Road
Armonk, NY 10504

Mark Cahn 440 Mamaroneck Avenue	Director, Senior Vice President, Assistant Secretary and Division General Counsel
Harrison, NY 10528

Eric J. Martin	Controller
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Alice Hocking	Director, President and Chairman of the Board
440 Mamaroneck Avenue
Harrison, NY 10528

Elizabeth Belanger	Director and Vice President
440 Mamaroneck Avenue
Harrison, NY 10528

C. Michiel van Katwijk	Senior Vice President and Treasurer
100 Light Street
Baltimore, MD 21202

Elizabeth A. Summers	Director and Senior Vice President
1150 South Olive Street
Los Angeles, CA 90015

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
44764 Yukon Inc.	Canada	100% Creditor Resources, Inc.	Holding company
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada ULC	Canada

AEGON Canada Holding B.V. owns 174,588,712 shares of Common Stock; 1,500 shares of Series II Preferred stock; 2 shares of Series III Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.

Holding company
AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (90.6057%) ; Transamerica Premier Life Insurance Company (9.3943%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC - sole Member	Affordable housing
Asia Investment Holding Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Canadian Premier Life Insurance Company	Canada	100% Transamerica Life Canada	Insurance company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Clark, LLC	Delaware	Sole Member - Diversified Retirement Corporation	Holding company
Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm
Clark Investment Strategies, Inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker/Dealer
Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company
Consumer Membership Services Canada Inc.	Canada	100% AEGON Canada ULC	Marketing of credit card protection membership services in Canada
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Company	Credit insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
CRI Canada Ltd.	Canada	44764 Yukon Inc. owns all preferred shares of stock; various non-AEGON entities/investors own common shares of stock	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fong LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments V, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware

Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).

Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments
Garnet LIHTC Fund XLI, LLC	Delaware	Sole Member - Garnet Community Investment XLI, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investmetns
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member - Garnet Community Investment XLIV, LLC	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member - Garnet Community Investment XLIV, LLC	Investments
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)

Affordable housing
Intersecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Company	Leases business equipment
Ironwood Re Corp.	Hawaii	100% AEGON USA, LLC	Captive insurance company
LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Legacy General Insurance Company	Canada	100% AEGON Canada ULC	Insurance company
Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Company	Trust company
McDonald Corporate Tax Credit Fund IV Limited Partnership	Delaware	Partners: Transamerica Premier Life Insurance Company - 99.9% General Partner; TAH-McD IV, LLC - 0.10% General Partner	Tax credit fund
MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding Company	Provides financial counseling for employees and agents of affiliated companies
Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware

Members: Transamerica Life Insurance Company (90.96%); Transamerica Premier Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.

Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Transamerica Premier Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	100% Stonebridge Life Insurance Company	Investments
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% AEGON Canada ULC	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Dormant
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
THH Acquisitions, LLC	Iowa	Sole Member - Investors Warranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Company	Broker/Dealer
Transamerica Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% AEGON USA, LLC; 12% Transamerica Life Insurance Company	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions Corporation	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company
Transamerica Life Insurance Company	Iowa

676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC

Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda -- will primarily write fixed universal life and term insurance
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Investment advisor
Transamerica Retirement Insurance Agency, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Conduct business as an insurance agency.
Transamerica Retirement Solutions Corporation	Delaware	100% AUSA Holding Company	Retirement plan services.
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	100% AUSA Holding Company	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding Company	Investments
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding Company	Third party administrator
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding Company	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (65.951%); Transamerica Premier Life Insurance Company (32.969%); Transamerica Financial Life Insurance Company (1.080%) Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners

As of November 28, 2014, there were 5,446 Owners of the Policies for Transamerica Variable Annuity Series; and 4 Owners of the Policies for Partners Variable Annuity Series.

Item 28. Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company (formerly known as Monumental Life Insurance Company).

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

David W. Hopewell	(1)	Director

David R. Paulsen	(2)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Amy Angle	(3)	Assistant Vice President

Elizabeth Belanger	(4)	Assistant Vice President

Dennis P. Gallagher	(5)	Assistant Vice President

Brenda L. Smith	(5)	Assistant Vice President

Lisa Wachendorf	(1)	Assistant Vice President

Arthur D. Woods	(5)	Assistant Vice President

Carrie N. Powicki	(2)	Secretary

Jeffrey T. McGlaun	(3)	Assistant Treasurer

C. Michael Van Katwijk	(3)	Treasurer

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	100 Light Street, Floor B1, Baltimore, MD 21202
(4)	440 Mamaroneck Avenue, Harrison, NY 10528
(5)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$41,898,625	0	0	0

(1)	Fiscal Year 2014

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Financial Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)	Transamerica Financial Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Financial Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 20th day of February, 2015.

SEPARATE ACCOUNT VA BNY

TRANSAMERICA FINANCIAL LIFE
INSURANCE COMPANY
Depositor

Alice Hocking*
Director, President and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Eric J. Martin*	Controller	, 2015

Elizabeth Belanger*	Director and Vice President	, 2015

Marc Cahn*	Director, Senior Vice President, Assistant Secretary and Division General Counsel	, 2015

Alice Hocking*	Director, Chairman of the Board and President	, 2015

C. Michiel van Katwijk*	Treasurer and Senior Vice President	, 2015

Elizabeth A. Summers*	Director and Senior Vice President	, 2015

Steven E. Frushtick*	Director	, 2015

William Brown, Jr.*	Director	, 2015

Peter P. Post*	Director	, 2015

/s/ Alison Ryan Alison Ryan	Assistant Secretary and Vice President	February 20, 2015

*By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.